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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/06

Date of reporting period:	7/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.1%
EDUCATION – 18.2%
Education – 13.6%
CT Health & Educational Facilities Authority
	Connecticut College:
	Series 2000 D-1,
	Insured: MBIA
	5.750% 07/01/30	2,000,000	2,140,520
	Series 2002 E,
	Insured: MBIA
	5.250% 07/01/22	400,000	426,452
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	5.000% 07/01/36	1,075,000	1,114,958
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	2,000,000	2,271,640
	Series 2001 G,
	Insured: AMBAC
	5.000% 07/01/21	1,000,000	1,043,890
	University of Connecticut,
	Series 2000 A:
	5.250% 05/15/15	1,500,000	1,600,170
	Insured: FGIC:
	5.250% 11/15/14	2,135,000	2,311,287
	5.250% 11/15/18	2,095,000	2,245,337
	University of Hartford,
	Series 2002,
	Insured: RAD
	5.375% 07/01/15	1,875,000	1,999,894
	Yale University,
	Series 2003 X-1,
	5.000% 07/01/42	2,500,000	2,565,725
		Education Total	17,719,873
Prep School – 4.6%
CT Health & Educational Facilities Authority
	Brunswick School,
	Series 2003 B,
	Insured: MBIA
	5.000% 07/01/33	670,000	690,904
	Loomis Chaffee School:
	Series 2001 E,
	5.250% 07/01/21	1,765,000	1,849,826
	Series 2005 F,
	Insured: AMBAC:
	5.250% 07/01/25	2,035,000	2,258,260
	5.250% 07/01/26	1,045,000	1,160,514
		Prep School Total	5,959,504
		EDUCATION TOTAL	23,679,377

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – 3.6%
Health Services – 0.2%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	255,000	263,109
		Health Services Total	263,109
Hospitals – 3.0%
CT Health & Educational Facilities Authority
	Catholic Health East,
	Series 1999 F,
	Insured: MBIA
	5.750% 11/15/29	1,000,000	1,061,190
	Danbury Hospital,
	Series 2006 H,
	Insured: AMBAC
	4.500% 07/01/33	2,000,000	1,942,160
	Hospital For Special Care,
	Series 1997 B,
	5.375% 07/01/17	800,000	819,528
		Hospitals Total	3,822,878
Intermediate Care Facilities – 0.4%
CT Housing Finance Authority
	Series 2000,
	Insured: AMBAC
	5.850% 06/15/30	500,000	526,190
	Intermediate Care Facilities Total		526,190
	HEALTH CARE TOTAL		4,612,177
HOUSING – 1.7%
Multi-Family – 0.6%
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,
	6.350% 09/01/27	750,000	782,355
		Multi-Family Total	782,355

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 1.1%
CT Housing Finance Authority
	Series 2006,
	4.875% 11/15/36	1,500,000	1,478,625
		Single-Family Total	1,478,625
		HOUSING TOTAL	2,260,980
OTHER – 7.8%
Refunded/Escrowed(a) – 7.8%
CT Development Authority Sewer Sludge Disposal Facilities
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity,
	8.250% 12/01/06	260,000	263,760
CT Government
	Series 1993 B,
	Escrowed to Maturity,
	5.400% 09/15/09	25,000	26,211
	Series 2002 F,
	Pre-refunded 10/15/12,
	Insured: FSA
	5.000% 10/15/19	1,730,000	1,841,741
CT Health & Educational Facilities Authority
	State University,
	Series 2003 E,
	Pre-refunded 11/01/12,
	Insured: FGIC
	5.000% 11/01/14	2,060,000	2,193,900
	University of Connecticut,
	Series 2002 A,
	Pre-refunded 04/01/12,
	Insured: FGIC
	5.375% 04/01/16	1,200,000	1,294,212
CT New Haven
	Series 2002 A,
	Pre-refunded 11/01/11,
	Insured: AMBAC
	5.250% 11/01/16	2,000,000	2,144,940
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 11/01/16	10,000	10,634
	Series 2002 C,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 11/01/20	10,000	10,586
CT North Branford
	Series 2001,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.000% 10/01/15	50,000	52,777
CT Waterbury
	Series 2002 A,
	Pre-refunded 04/01/12,
	Insured: FSA
	5.375% 04/01/16	1,655,000	1,784,934

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC
	5.500% 08/01/27	450,000	518,071
	Refunded/Escrowed Total		10,141,766
		OTHER TOTAL	10,141,766
RESOURCE RECOVERY – 1.2%
Resource Recovery – 1.2%
CT Resource Recovery Authority
	American Re-Fuel Co.,
	Series 2001 AII, AMT,
	5.500% 11/15/15	1,500,000	1,552,860
	Resource Recovery Total		1,552,860
	RESOURCE RECOVERY TOTAL		1,552,860
TAX-BACKED – 55.2%
Local Appropriated – 2.3%
CT Naugatuck
	Series 2002 A, AMT:
	Insured: AMBAC
	5.000% 06/15/15	1,405,000	1,457,041
	5.000% 06/15/16	1,475,000	1,525,298
	Local Appropriated Total		2,982,339
Local General Obligations – 31.1%
CT Bridgeport
	Series 1997 A:
	Insured: AMBAC
	6.250% 03/01/12	2,465,000	2,765,755
	Insured: MBIA
	5.500% 08/15/19	1,500,000	1,691,010
	Series 2004 C,
	Insured: MBIA
	5.500% 08/15/21	1,225,000	1,387,999
CT Cheshire
	Series 2000 B,
	5.000% 08/01/14	1,720,000	1,840,056
CT Danbury
	Series 1994:
	4.500% 02/01/12	1,280,000	1,325,901
	4.500% 02/01/13	1,280,000	1,330,202
CT East Hartford
	Series 2003,
	Insured: FGIC
	5.250% 05/01/15	1,000,000	1,096,330

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	689,990
CT Farmington
	Series 1993:
	5.700% 01/15/12	590,000	645,637
	5.700% 01/15/13	570,000	631,058
CT Granby
	Series 1993,
	Insured: MBIA
	6.550% 04/01/10	175,000	191,133
	Series 2006,
	5.000% 02/15/26	540,000	591,872
CT Hartford County Metropolitan District
	Series 1991,
	6.200% 11/15/10	220,000	240,546
	Series 1993:
	5.200% 12/01/12	600,000	643,818
	5.200% 12/01/13	500,000	539,860
	5.625% 02/01/11	600,000	643,284
	5.625% 02/01/12	600,000	650,418
	5.625% 02/01/13	600,000	657,012
CT Montville
	Series 1993,
	6.300% 03/01/12	335,000	376,711
CT New Britain
	Series 1993 A,
	Insured: MBIA
	6.000% 10/01/12	2,000,000	2,182,400
	Series 1993 B,
	Insured: MBIA
	6.000% 03/01/12	1,000,000	1,083,910
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/21	1,160,000	1,251,698
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.000% 11/01/16	2,230,000	2,361,369
	Series 2002 C,
	Insured: MBIA
	5.000% 11/01/20	1,465,000	1,528,200
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/13	1,645,000	1,756,482

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/17	1,025,000	1,109,952
CT Plainville
	Series 2002,
	Insured: FGIC:
	5.000% 12/01/15	400,000	423,356
	5.000% 12/01/16	500,000	529,195
CT Regional School District No. 14
	Series 1991,
	6.100% 12/15/06	285,000	287,448
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	2,750,000	3,034,515
CT Suffield
	Series 2005,
	5.000% 06/15/20	1,400,000	1,512,182
CT West Hartford
	Series 2003,
	5.000% 07/15/12	1,285,000	1,370,568
	Series 2005 B,
	5.000% 10/01/24	1,500,000	1,583,430
CT Westbrook
	Series 1992,
	Insured: MBIA
	6.300% 03/15/12	265,000	298,183
CT Westport
	Series 2003,
	5.000% 08/15/15	1,000,000	1,079,470
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 2002 A,
	Insured: FSA
	5.250% 08/01/18	1,000,000	1,064,450
	Local General Obligations Total		40,395,400
Special Non-Property Tax – 8.1%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	2,600,000	2,844,270
	Series 2002 B,
	Insured: AMBAC
	5.000% 12/01/21	1,500,000	1,567,080
	Series 2004 B,
	Insured: AMBAC
	5.250% 07/01/18	2,000,000	2,205,120

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/21	1,000,000	1,129,900
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/01/38	2,000,000	2,230,780
PR Commonwealth of Puerto Rico Infrastructure Financing Authority Special Tax Revenue
	Series 2005 A,
	Insured: AMBAC
	(b) 07/01/35	2,000,000	499,160
	Special Non-Property Tax Total		10,476,310
State Appropriated – 3.3%
CT Juvenile Training School
	Series 2001,
	4.750% 12/15/25	3,000,000	3,026,100
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Insured: AMBAC
	5.500% 08/01/27	1,050,000	1,201,000
	State Appropriated Total		4,227,100
State General Obligations – 10.4%
CT State
	Series 1990 B,
	(b) 11/15/10	1,450,000	1,229,673
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,663,395
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/15	1,500,000	1,673,355
	Series 2002 E,
	Insured: FSA
	5.375% 11/15/14	1,250,000	1,350,637
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	400,000	442,372
	Series 2006 A,
	Insured: FSA
	4.750% 12/15/22	2,500,000	2,576,325

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
	Public Improvement:
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,250,000	1,394,075
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1993 X,
	Insured: FSA
	5.500% 07/01/13	3,000,000	3,243,360
	State General Obligations Total		13,573,192
	TAX-BACKED TOTAL		71,654,341
TRANSPORTATION – 0.4%
Transportation – 0.4%
CT New Haven Air Rights Parking Facility
	Series 2002, AMT,
	Insured: AMBAC
	5.375% 12/01/15	500,000	551,160
		Transportation Total	551,160
	TRANSPORTATION TOTAL		551,160
UTILITIES – 9.0%
Municipal Electric – 5.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 JJ,
	Insured: MBIA
	5.250% 07/01/15	2,000,000	2,184,320
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	1,500,000	1,666,110
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	2,500,000	2,746,450
	Municipal Electric Total		6,596,880
Water & Sewer – 3.9%
CT South Central Regional Water Authority
	Series 1999 15A,
	Insured: FGIC
	5.125% 08/01/29	3,000,000	3,106,530
	Series 2005,
	Insured: MBIA
	5.000% 08/01/30	1,870,000	1,939,975
		Water & Sewer Total	5,046,505
		UTILITIES TOTAL	11,643,385
	Total Municipal Bonds (cost of $122,191,375)		126,096,046

8

		Shares	Value ($)
Investment Company – 0.0%
	Dreyfus Connecticut Municipal Money Market Fund	487	487
	Total Investment Company (cost of $487)		487

		Par ($)
Short-Term Obligations – 2.3%
VARIABLE RATE DEMAND NOTES(c) – 2.3%
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	3.730% 10/01/32	200,000	200,000
MN Center City Health Care Facilities
	Hazelden Foundation,
	Series 2005,
	LOC: Bank of New York
	3.680% 11/01/35	300,000	300,000
MS Jackson County Pollution Control Revenue
	Chevron USA, Inc.,
	Series 1993,
	3.680% 06/01/23	300,000	300,000
NE Educational Finance Authority
	Creighton University,
	Series 2005 C,
	Insured: FGIC,
	LOC: JPMorgan Chase Bank
	3.680% 07/01/35	100,000	100,000
NY New York City Municipal Water Finance Authority
	Series 1995 A,
	Insured: FGIC,
	3.650% 06/15/25	800,000	800,000
TX Harris County Health Facilities Development Corp.
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JPMorgan Chase Bank
	3.680% 07/01/37	100,000	100,000
WY Uinta County
	Chevron Corp.,
	Series 1993,
	3.680% 08/15/20	1,200,000	1,200,000
	VARIABLE RATE DEMAND NOTES TOTAL		3,000,000

	Total Short-Term Obligations (cost of $3,000,000)		3,000,000

9

Total Investments – 99.4% (cost of $125,191,862)(d)(e)	129,096,533

Other Assets & Liabilities, Net – 0.6%	776,923

Net Assets – 100.0%	129,873,456

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand note. These securities are payable upon demand and is secured by letters of credit or other credit support agreements from banks. The interest rate changes periodically and the interest rate shown reflect the rate as of July 31, 2006.

(d)	Cost for federal income tax purposes is $125,124,233.

(e)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,445,624	$(473,324)	$3,972,300

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance

10

INVESTMENT PORTFOLIO
July 31, 2006 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.2%
EDUCATION – 19.6%
Education – 17.7%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,193,650
	Series 2006 A,
	Insured: AMBAC
	5.000% 05/01/36	1,000,000	1,033,460
MA Development Finance Agency
	Babson College,
	Series 2005 A,
	Insured: MBIA
	4.375% 10/01/35	500,000	471,440
	Boston University,
	Series 1999 P,
	6.000% 05/15/59	1,000,000	1,147,890
	College of Pharmacy & Allied Health Services,
	Series 2003 C,
	5.750% 07/01/33	1,000,000	1,049,160
	College of The Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	4,000,000	4,484,120
MA Health & Educational Facilities Authority
	Harvard University:
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,234,423
	Series 2005,
	5.000% 07/15/35	1,500,000	1,556,985
	Series 2005 A,
	5.000% 07/15/36	1,500,000	1,556,985
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.375% 07/01/17	4,250,000	4,718,945
	5.500% 07/01/32	1,500,000	1,740,750
	Series 2003 L,
	5.000% 07/01/18	2,500,000	2,698,100
	Tufts University,
	Series 2002 J:
	5.500% 08/15/16	1,250,000	1,387,487
	5.500% 08/15/18	1,000,000	1,119,830
	Wellesley College,
	Series 2003,
	5.000% 07/01/21	1,000,000	1,039,500
MA University of Massachusetts Building Authority
	Series 2003-1,
	Insured: AMBAC
	5.250% 11/01/14	1,155,000	1,244,790
		Education Total	30,677,515

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 1.1%
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	1,015,220
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	993,070
		Prep School Total	2,008,290
Student Loan – 0.8%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,364,107
		Student Loan Total	1,364,107
	EDUCATION TOTAL		34,049,912
HEALTH CARE – 13.5%
Continuing Care Retirement – 1.2%
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/18	950,000	962,996
MA Development Finance Agency
	Loomis House Inc.,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	1,085,740
	Continuing Care Retirement Total		2,048,736
Health Services – 0.7%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	1,200,000	1,237,812
	Health Services Total		1,237,812
Hospitals – 8.6%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000,
	6.250% 08/01/20	1,000,000	1,089,400
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	1,000,000	1,069,260
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	1,500,000	1,625,370

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Milford-Whitinsville Regional Hospital,
	Series 2002 D,
	6.350% 07/15/32	500,000	526,575
	Milton Hospital Inc.,
	Series 2005 D,
	5.250% 07/01/30	2,000,000	2,017,620
MA Industrial Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 1989 A-2:
	(a) 08/01/08	2,000,000	1,845,040
	(a) 08/01/10	8,000,000	6,795,840
		Hospitals Total	14,969,105
Intermediate Care Facilities – 0.9%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/35	750,000	752,212
	New England Center for Children,
	Series 1998,
	5.875% 11/01/18	900,000	905,526
	Intermediate Care Facilities Total		1,657,738
Nursing Homes – 2.1%
MA Development Finance Agency
	AHF/Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27(b)	1,328,000	597,600
	Series 2000 B,
	10.250% 06/01/27(b)	417,373	20,869
MA Industrial Finance Agency
	Chelsea Jewish Nursing Home,
	Series 1997 A,
	Insured: FHA
	6.500% 08/01/37	885,000	942,923
	GF/Massachusetts, Inc.,
	First Mortgage,
	Series 1994,
	8.300% 07/01/23	2,080,000	2,048,384
	Nursing Homes Total		3,609,776
	HEALTH CARE TOTAL		23,523,167

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 0.9%
Multi-Family – 0.9%
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	1,500,000	1,537,500
		Multi-Family Total	1,537,500
	HOUSING TOTAL		1,537,500
OTHER – 16.7%
Other – 1.4%
MA Development Finance Agency
	WGBH Educaional Foundation,
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	2,388,080
		Other Total	2,388,080
Pool/Bond Bank – 2.5%
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,843,119
	Series 2002-8,
	5.000% 08/01/17	20,000	20,982
	Series 2005-11,
	4.750% 08/01/23	1,500,000	1,535,310
	Pool/Bond Bank Total		4,399,411
Refunded/Escrowed(c) – 12.8%
MA Bay Transportation Authority
	Series 2002 A,
	Pre-refunded 07/01/12,
	5.250% 07/01/21	1,000,000	1,071,770
MA College Building Authority
	Series 1999 A,
	Insured: MBIA,
	Escrowed to Maturity:
	(a) 05/01/18	7,760,000	4,600,206
	(a) 05/01/23	6,000,000	2,782,740
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	905,000	992,142
MA Health & Educational Facilities Authority
	Winchester Hospital,
	Series 2000 E,
	Pre-refunded 07/01/10,
	6.750% 07/01/30	1,000,000	1,100,060
MA State
	Series 1990 B,
	Insured: FGIC,
	Escrowed to Maturity,
	7.000% 07/01/09	1,385,000	1,462,546
	Series 2002 E,
	Insured: FSA,
	Pre-refunded 01/01/13,
	5.250% 01/01/20	2,000,000	2,150,720

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	7,000,000	7,462,840
MA Water Pollution Abatement Trust
	Series 2001-7,
	Pre-refunded 08/01/11,
	5.250% 02/01/14	515,000	547,440
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	50,000	60,566
	Refunded/Escrowed Total		22,231,030
		OTHER TOTAL	29,018,521
OTHER REVENUE – 1.2%
Hotels – 1.2%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,000,000	2,040,180
		Hotels Total	2,040,180
	OTHER REVENUE TOTAL		2,040,180
TAX-BACKED – 21.1%
Local General Obligations – 2.1%
MA New Bedford
	Series 2001,
	Insured: FGIC
	5.500% 05/01/16	1,955,000	2,110,266
MA Norwell
	Series 2003,
	Insured: FGIC
	5.000% 11/15/22	1,410,000	1,521,221
	Local General Obligations Total		3,631,487
Special Non-Property Tax – 5.5%
MA Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,653,915
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/27	1,000,000	1,147,870

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
MA State Special Obligation Dedicated Tax Revenue
	Series 2005,
	Insured: FGIC
	5.500% 01/01/30	2,500,000	2,871,375
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,206,060
	Series 2005 BB,
	Insured: FSA
	5.250% 07/01/22	1,500,000	1,655,655
	Special Non-Property Tax Total		9,534,875
State Appropriated – 1.0%
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC
	5.375% 06/01/15	1,000,000	1,100,790
	Series 2002 E,
	6.000% 08/01/26	550,000	625,806
	State Appropriated Total		1,726,596
State General Obligations – 12.5%
MA Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	1,500,000	1,852,830
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,725,000	4,236,033
	Series 1994 A:
	7.000% 03/01/10	3,000,000	3,307,020
	Insured: FGIC
	7.000% 03/01/11	2,000,000	2,259,000
	Series 1994,
	Insured: FGIC
	7.000% 03/01/14	1,250,000	1,489,825
MA State
	Series 2001 D,
	5.500% 11/01/15	1,000,000	1,109,000
	Series 2003 D,
	Insured: AMBAC
	5.500% 10/01/19	450,000	506,731
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,099,320
PR Commonwealth of Puerto Rico Public Buildings Authority
	Government Facilities,
	Series 2002 C,
	5.500% 07/01/14	500,000	537,105

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC
	5.375% 06/01/19	2,190,000	2,431,645
PR Commonwealth of Puerto Rico
	Public Improvement:
	Series 1998,
	5.250% 07/01/18	1,000,000	1,059,080
	Series 2001,
	Insured: FSA
	5.500% 07/01/16	1,750,000	1,951,705
	State General Obligations Total		21,839,294
	TAX-BACKED TOTAL		36,732,252
TRANSPORTATION – 6.8%
Air Transportation – 1.2%
MA Port Authority
	Delta Air Lines, Inc.,
	Series 2001 A, AMT,
	Insured: AMBAC
	5.500% 01/01/15	1,985,000	2,077,462
	Air Transportation Total		2,077,462
Airports – 2.6%
MA Port Authority
	Series 1999 599R,
	Insured: FGIC
	7.012% 07/01/29(d)	1,500,000	1,700,160
	Series 1999 600R, AMT,
	Insured: FGIC
	7.501% 01/01/21(d)	2,500,000	2,787,025
		Airports Total	4,487,185
Toll Facilities – 0.6%
MA Turnpike Authority
	Series 1997 C,
	Insured: MBIA
	(a) 01/01/20	2,000,000	1,075,180
		Toll Facilities Total	1,075,180
Transportation – 2.4%
MA Federal Highway
	Series 1998 A,
	Insured: FSA
	5.250% 12/15/12	1,500,000	1,616,010

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	Series 1998 B,
	Insured: MBIA
	(a) 06/15/12	3,145,000	2,480,933
	Transportation Total		4,096,943
	TRANSPORTATION TOTAL		11,736,770
UTILITIES – 18.4%
Joint Power Authority – 2.0%
MA Municipal Wholesale Electric Co.
	Series 2001 3-A,
	Insured: MBIA
	5.250% 07/01/13	1,180,000	1,264,854
	Series 2001 6-A,
	Insured: MBIA
	5.250% 07/01/14	2,000,000	2,142,800
	Joint Power Authority Total		3,407,654
Municipal Electric – 1.5%
MA Development Finance Agency
	Devens Electric System,
	Series 2001,
	6.000% 12/01/30	1,000,000	1,075,910
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,360,000	1,499,549
	Municipal Electric Total		2,575,459
Water & Sewer – 14.9%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	1,000,000	1,077,830
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,196,832
MA Water Resources Authority
	Series 1992 A,
	6.500% 07/15/19	5,100,000	5,969,550
	Series 1993 C:
	5.250% 12/01/15	2,750,000	2,949,898
	Insured: AMBAC
	5.250% 12/01/15	1,000,000	1,075,480
	Series 1995 B,
	Insured: MBIA
	6.250% 12/01/13	5,000,000	5,726,700
	Series 2002 J,
	Insured: FSA:
	5.250% 08/01/19	1,000,000	1,100,150
	5.500% 08/01/21	2,500,000	2,826,150
	Water & Sewer Total		25,922,590
	UTILITIES TOTAL		31,905,703
	Total Municipal Bonds (cost of $161,522,279)		170,544,005

8

		Shares
Investment Company – 0.0%
	Dreyfus Massachusetts Municipal Money Market Fund	42	42
	Total Investment Company (cost of $42)		42

		Par ($)
Short-Term Obligations – 1.0%
VARIABLE RATE DEMAND NOTES(e) – 1.0%
MA Health & Educational Facilities Authority
	Series 1985 D,
	Insured: MBIA,
	SPA: State Street Bank & Trust Co.
	3.650% 01/01/35	500,000	500,000
MA Water Resources Authority
	Series 2002 D,
	LOC: Landesbank Baden-Wurttemberg
	3.670% 08/01/17	300,000	300,000
MT Forsyth
	PacifiCorp,
	Series 1988,
	LOC: BNP Paribas
	3.700% 01/01/18	300,000	300,000
WI Health & Educational Facilities Authority
	Gundersen Clinic Ltd.,
	Series 2000 A,
	Insured: FSA,
	SPA: Dexia Public Finance Bank
	3.680% 12/01/15	400,000	400,000
WY Uinta County
	Chevron Corp.,
	Series 1993,
	3.680% 08/15/20	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,700,000
	Total Short-Term Obligations (cost of $1,700,000)		1,700,000

9

Total Investments – 99.2% (cost of $163,222,321)(f)(g)	172,244,047
Other Assets & Liabilities, Net – 0.8%	1,339,841
Net Assets – 100.0%	173,583,888

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)	The issuer is in default of certain debt covenants. Income is not being accrued. At July 31, 2006, the value of these securities amounted to $618,469, which represents 0.4% of net assets.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2006.

(e)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2006.

(f)	Cost for federal income tax purposes is $162,912,081.

(g)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$10,631,425	$(1,299,459)	$9,331,966

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

10

INVESTMENT PORTFOLIO
July 31, 2006 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.3%
EDUCATION – 8.7%
Education – 8.0%
NY Dormitory Authority
	Cornell University,
	Series 2006 B
	5.000% 07/01/31	1,000,000	1,036,370
	New York University:
	Series 1998 A,
	Insured: MBIA
	5.750% 07/01/27	2,000,000	2,323,900
	Series 2001 1,
	Insured: AMBAC:
	5.500% 07/01/14	945,000	1,042,363
	5.500% 07/01/40	1,000,000	1,163,350
	Pace University,
	Series 1997,
	Insured: MBIA
	6.500% 07/01/11	1,000,000	1,117,630
	Series 2000 A,
	Insured: MBIA
	(a) 07/01/14 (5.700% 07/01/10)	370,000	324,172
		Education Total	7,007,785
Prep School – 0.7%
NY New York City Industrial Development Agency
	Marymount School Academy,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	637,425
		Prep School Total	637,425
	EDUCATION TOTAL		7,645,210
HEALTH CARE – 4.7%
Continuing Care Retirement – 2.4%
NY Dormitory Authority
	Miriam Osborn Memorial Home,
	Series 2000 B,
	Insured: ACA
	6.875% 07/01/19	1,000,000	1,104,210
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	1,000,000	1,003,110
	Continuing Care Retirement Total		2,107,320
Hospitals – 0.8%
NY Saratoga County Industrial Development Agency
	Saratoga Hospital,
	Series 2004 A,
	5.000% 12/01/13	250,000	257,452

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
NY Yonkers Industrial Development Agency
	St. John’s Riverside Hospital,
	Series 2001 A,
	6.800% 07/01/16	380,000	397,621
		Hospitals Total	655,073
Nursing Homes – 1.5%
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Insured: FHA
	6.200% 02/01/30	1,250,000	1,348,075
	Nursing Homes Total		1,348,075
	HEALTH CARE TOTAL		4,110,468
HOUSING – 3.7%
Assisted Living/Senior – 3.6%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A,
	5.875% 05/01/19	1,500,000	1,528,725
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999:
	6.150% 06/01/19	1,000,000	1,017,010
	6.200% 06/01/29	615,000	627,005
	Assisted Living/Senior Total		3,172,740
Multi-Family – 0.1%
NY Housing Finance Agency
	Series 1989 B, AMT,
	Insured: AMBAC
	7.550% 11/01/29	30,000	30,708
		Multi-Family Total	30,708
	HOUSING TOTAL		3,203,448
OTHER – 19.3%
Other – 2.8%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(b) 06/01/08	2,000,000	1,863,340

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Other – (continued)
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	550,000	562,600
		Other Total	2,425,940
Pool/Bond Bank – 2.5%
NY Environmental Facilities Corp.
	Series 2005 B,
	5.500% 04/15/35	1,000,000	1,163,780
	Series 2006 A,
	4.750% 06/15/31	1,000,000	1,009,370
	Pool/Bond Bank Total		2,173,150
Refunded/Escrowed(c) – 12.3%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: MBIA
	(b) 07/01/25	3,000,000	1,292,790
	Series 1990 B,
	Escrowed to Maturity,
	7.500% 05/15/11	405,000	450,332
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: MBIA
	(a) 07/01/14 (5.700% 07/01/10)	630,000	546,966
NY Greece Central School District
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 06/15/16	950,000	1,101,145
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	1,000,000	1,117,980
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	4.500% 04/01/18	2,000,000	2,080,680
NY New York City Cultural Trust
	American Museum of Natural History,
	Series 1999 A,
	Pre-refunded 07/01/29,
	Insured: AMBAC
	5.750% 07/01/29	1,500,000	1,592,145
NY Suffolk County Industrial Development Agency
	Series 1999 A,
	Pre-refunded 11/01/09,
	7.200% 11/01/19	600,000	663,894
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	5.500% 01/01/17	1,300,000	1,432,496

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
	Series 1993 B,
	Escrowed to Maturity,
	5.000% 01/01/20	500,000	537,960
	Refunded/Escrowed Total		10,816,388
Tobacco – 1.7%
NY TSASC, Inc.
	Series 2006 1,
	5.125% 06/01/42	1,500,000	1,481,700
		Tobacco Total	1,481,700
		OTHER TOTAL	16,897,178
TAX-BACKED – 37.1%
Local Appropriated – 0.8%
NY Dormitory Authority
	Westchester County,
	Series 1998,
	(b) 08/01/19	1,200,000	676,308
	Local Appropriated Total		676,308
Local General Obligations – 2.1%
NY Brockport Central School District
	Series 2001,
	Insured: FGIC
	5.500% 06/15/14	560,000	621,891
NY Mount Sinai School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,196,332
	Local General Obligations Total		1,818,223
Special Non-Property Tax – 15.8%
NY Local Government Assistance Corp.
	Series 1993 C,
	5.500% 04/01/17	2,100,000	2,306,955
	Series 1993 E:
	5.000% 04/01/21	6,650,000	7,063,298
	6.000% 04/01/14	3,945,000	4,464,083
	Special Non-Property Tax Total		13,834,336
State Appropriated – 15.9%
NY Dormitory Authority
	City University:
	Series 1990 C,
	7.500% 07/01/10	1,070,000	1,155,771
	Series 1993 A:
	5.500% 05/15/13	3,500,000	3,751,895
	6.000% 07/01/20	2,000,000	2,316,700

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26	1,500,000	1,597,785
	New York University,
	Series 1990 B,
	7.500% 05/15/11	555,000	616,072
	State University,
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,000,000	1,138,230
NY Triborough Bridge & Tunnel Authority
	Javits Convention Center,
	Series 1990 E,
	7.250% 01/01/10	630,000	668,871
NY Urban Development Corp.
	Series 1993 A,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,094,740
	Series 2002 A,
	5.500% 01/01/17	1,500,000	1,590,840
	State Appropriated Total		13,930,904
State General Obligations – 2.5%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	6.250% 07/01/12	2,000,000	2,201,740
	State General Obligations Total		2,201,740
	TAX-BACKED TOTAL		32,461,511
TRANSPORTATION – 11.7%
Air Transportation – 1.8%
NY New York City Industrial Development Agency
	Terminal One Group Association LP,
	Series 2002, AMT,
	5.500% 01/01/24	1,500,000	1,588,065
	Air Transportation Total		1,588,065
Toll Facilities – 2.6%
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA:
	5.500% 11/15/18	1,000,000	1,123,730
	5.500% 11/15/20	1,000,000	1,130,480
	Toll Facilities Total		2,254,210
Transportation – 7.3%
NY Metropolitan Transportation Authority
	Series 2002 E,
	Insured: MBIA
	5.500% 11/15/14	1,500,000	1,658,985

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
	Series 2005 A,
	Insured: AMBAC
	5.500% 11/15/18	1,000,000	1,123,730
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/23	1,250,000	1,385,638
NY Port Authority of New York & New Jersey
	Series 1993,
	5.375% 03/01/28	2,000,000	2,222,300
	Transportation Total		6,390,653
	TRANSPORTATION TOTAL		10,232,928
UTILITIES – 13.1%
Independent Power Producers – 1.1%
NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	971,110
	Independent Power Producers Total		971,110
Investor Owned – 3.0%
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.:
	Series 1993, IFRN,
	8.800% 04/01/20(d)	1,500,000	1,671,900
	Series 2005 A, AMT,
	Insured: FGIC
	4.700% 02/01/24	1,000,000	993,160
	Investor Owned Total		2,665,060
Municipal Electric – 5.7%
NY Long Island Power Authority
	Series 2000 A,
	Insured: FSA:
	(b) 06/01/15	1,500,000	1,040,130
	(b) 06/01/18	1,000,000	598,870
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/15	2,000,000	2,221,480
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/21	1,000,000	1,102,610
	Municipal Electric Total		4,963,090

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 3.3%
NY New York City Municipal Water Finance Authority
	Water & Sewer System:
	Series 2001 D,
	(b) 06/15/17	3,000,000	1,889,040
	Series 2004 B,
	5.000% 06/15/36	1,000,000	1,025,380
	Water & Sewer Total		2,914,420
	UTILITIES TOTAL		11,513,680
	Total Municipal Bonds (cost of $79,424,384)		86,064,423

		Shares
Investment Company – 0.0%
	Dreyfus Cash Management Plus, Inc.	1	1
	Total Investment Company (cost of $1)		1

		Par ($)
Short-Term Obligations – 1.0%
VARIABLE RATE DEMAND NOTES(e) – 1.0%
NY Jay Street Development Corp.
	Series 2005 A,
	LOC: Depfa Bank PLC
	3.640% 05/01/22	300,000	300,000
NY New York City Municipal Water Finance Authority
	Series 1994 G,
	3.640% 06/15/24	200,000	200,000
NY New York City
	Series 1993 A-7,
	LOC: Morgan Guaranty Trust
	3.640% 08/01/20	100,000	100,000
	Series 1993 A-10,
	LOC: Morgan Guaranty Trust
	3.660% 08/01/17	300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL		900,000
	Total Short-Term Obligations (cost of $900,000)		900,000

7

Total Investments – 99.3% (cost of $80,324,385)(f)(g)	86,964,424
Other Assets & Liabilities, Net – 0.7%	576,633
Net Assets – 100.0%	87,541,057

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(b)	Zero coupon bond.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2006.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2006.

(f)	Cost for federal income tax purposes is $79,784,149.

(g)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,360,562	$(180,287)	$7,180,275

Acronym	Name

ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration

8

FSA	Financial Security Assurance, Inc.
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

9

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.5%
EDUCATION – 3.3%
Education – 2.9%
CA Educational Facilities Authority
	California College of Arts,
	Series 2005:
	5.000% 06/01/26	1,000,000	1,007,030
	5.000% 06/01/35	1,500,000	1,475,145
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/15	1,265,000	856,101
	Pooled College & University Projects:
	Series 1999 B,
	5.250% 04/01/24	1,000,000	1,018,130
	Series 2000 B,
	6.625% 06/01/20	1,000,000	1,075,640
	University of Southern California,
	Series 2003 A,
	5.000% 10/01/33	2,500,000	2,566,800
	Woodbury University,
	Series 2006,
	5.000% 01/01/25	1,830,000	1,842,426
CA Public Works Board
	Series 2005 D,
	5.000% 05/01/20	1,505,000	1,574,350
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	2,000,000	2,044,080
		Education Total	13,459,702
Prep School – 0.4%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,790,000	1,849,858
		Prep School Total	1,849,858
		EDUCATION TOTAL	15,309,560
HEALTH CARE – 3.1%
Continuing Care Retirement – 0.8%
CA ABAG Finance Authority for Nonprofit Corps.
	Channing House,
	Series 1999,
	5.375% 02/15/19	1,700,000	1,756,049

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
CA Riverside County Public Financing Authority	Air Force Village West, Inc.,
	Series 1999,
	5.750% 05/15/19	2,000,000	2,063,380
	Continuing Care Retirement Total		3,819,429
Hospitals – 2.3%
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/21	1,000,000	1,046,950
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 I,
	4.950% 07/01/26(c)	1,000,000	1,035,380
	Cedars-Sinai Medical Centre,
	Series 2005,
	5.000% 11/15/27	1,500,000	1,519,920
	Stanford Hospital & Clinics,
	Series 2003 A,
	5.000% 11/15/12	500,000	522,945
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp.,
	Series 2001 A,
	5.550% 08/01/31	2,500,000	2,611,275
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/22	1,250,000	1,261,237
CA Statewide Communities Development Authority
	Catholic Healthcare West,
	Series 1999,
	6.500% 07/01/20	435,000	473,232
CA Torrance Hospital
	Torrance Memorial Medical Center,
	Series 2001 A,
	5.500% 06/01/31	1,000,000	1,038,270
CA Turlock Health Facility
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.000% 10/15/13	940,000	967,890
		Hospitals Total	10,477,099
	HEALTH CARE TOTAL		14,296,528
HOUSING – 3.9%
Multi-Family – 3.7%
CA ABAG Finance Authority for Nonprofit Corps.
	Northbay Properties II LP,
	Series 2000 A, AMT,
	6.400% 08/15/30(c)	2,000,000	2,071,540

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	Winterland San Francisco Partners LP,
	Series 2000 B,
	6.250% 08/15/30(c)	2,000,000	2,072,660
CA Daly City Housing Development Finance Agency
	Mobile Home Park Revenue,
	Franciscan Acquisition Project,
	Series 2002 A,
	5.850% 12/15/32	2,000,000	2,176,720
CA Housing Finance Agency
	Series 1992 B-II,
	6.700% 08/01/15	240,000	240,199
CA Statewide Communities Development Authority
	Archstone-Smith Trust,
	Series 1999 E,
	5.300% 06/01/29(c)	2,000,000	2,033,440
	Irvine Apartment Communities LP,
	Series 1998 A-4,
	5.250% 05/15/25(c)	6,000,000	6,140,280
	Oracle Communities Corp.,
	Series 2002 E-1,
	5.375% 07/01/32	2,000,000	2,030,800
		Multi-Family Total	16,765,639
Single-Family – 0.2%
CA Housing Finance Agency
	Series 1997 B-3 Class I, AMT,
	Insured: FHA
	5.400% 08/01/28(c)	530,000	535,793
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Insured: GNMA
	7.000% 09/01/29(c)	155,000	157,258
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29(c)	95,000	96,977
	Series 2000 B, AMT,
	Guarantor: FNMA
	7.300% 06/01/31(c)	85,000	87,443
	Series 2000 D, AMT,
	Insured: GNMA
	7.100% 06/01/31(c)	80,000	82,322
		Single-Family Total	959,793
		HOUSING TOTAL	17,725,432
OTHER – 15.7%
Refunded/Escrowed(d) – 15.7%
CA Anaheim Union High School District
	Series 2002 A,
	Pre-refunded 08/01/12,
	Insured: FSA
	5.000% 08/01/25	2,000,000	2,134,320

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 03/01/18	20,065,000	11,983,219
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Pre-refunded 01/01/10,
	6.000% 01/01/16	2,000,000	2,146,960
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Escrowed to Maturity,
	5.000% 06/01/12	1,800,000	1,910,034
CA Health Facilities Financing Authority
	Kaiser Permanente:
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.000% 06/01/24	3,000,000	3,105,690
	Series 1998 B,
	Escrowed to Maturity,
	5.250% 10/01/13	1,000,000	1,039,680
CA Infrastructure & Economic Development Bank Revenue
	Series 2003 A,
	Pre-refunded 07/01/26,
	Insured: AMBAC
	5.125% 07/01/37	4,275,000	4,719,258
CA Inland Empire Solid Waste Financing Authority
	Series 1996 B, AMT,
	Escrowed to Maturity,
	Insured: FSA
	6.250% 08/01/11	2,000,000	2,113,820
CA Los Angeles County Public Works Financing Authority
	Series 2000 VI-A,
	Pre-refunded 05/01/10,
	Insured: AMBAC
	5.625% 05/01/26	2,500,000	2,667,825
CA Metropolitan Water District of Southern California
	Series 1993 A,
	Escrowed to Maturity,
	5.750% 07/01/21	2,865,000	3,239,484
CA Pleasanton-Suisun City Home Financing Authority
	Series 1984 A,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 10/01/16	5,270,000	3,342,814

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
CA Pomona
	Series 1990 B,
	Escrowed to Maturity,
	Insured: GNMA
	7.500% 08/01/23	1,000,000	1,296,280
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: MBIA
	9.060% 07/01/22(c)	690,000	933,197
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Insured: GNMA
	7.800% 05/01/21	2,500,000	3,365,800
CA Riverside County Public Financing Authority
	Series 1997 A,
	Pre-refunded 10/01/06,
	5.250% 10/01/16	892,500	912,617
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(a) 01/01/20	15,400,000	8,344,182
CA San Jose Redevelopment Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 08/01/15	1,405,000	1,622,536
CA State
	Series 2000,
	Pre-refunded 05/01/10,
	5.625% 05/01/26	2,780,000	2,987,642
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.250% 09/01/30	2,600,000	2,752,360
CA Statewide Communities Development Authority
	Certificates of Participation, Catholic West,
	Series 1999,
	Pre-refunded 07/01/10,
	6.500% 07/01/20	1,065,000	1,179,519
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31(b)	2,450,000	2,859,616
CA West Kern County Water District
	Series 2001,
	Pre-refunded 06/01/10,
	5.625% 06/01/31	1,500,000	1,609,695

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(d) – (continued)
CA Westwood Unified School District
	Series 1996,
	Pre-refunded 08/01/06,
	6.500% 08/01/21	990,000	1,009,800
CA Whisman School District
	Series 1996 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 08/01/16	1,645,000	1,065,960
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economic Defeasance to Maturity,
	5.500% 10/01/32	1,500,000	1,597,665
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Pre-refunded 02/01/12,
	5.500% 08/01/29	1,520,000	1,645,370
	Refunded/Escrowed Total		71,585,343
		OTHER TOTAL	71,585,343
OTHER REVENUE – 0.8%
Hotels – 0.8%
CA Sacramento City Financing Authority
	Sacramento Convention Center,
	Series 1999 A,
	6.250% 01/01/30	3,500,000	3,639,300
		Hotels Total	3,639,300
	OTHER REVENUE TOTAL		3,639,300
RESOURCE RECOVERY – 0.5%
Disposal – 0.5%
CA Statewide Communities Development Authority
	Series 2003 A, AMT,
	4.950% 12/01/12	2,000,000	2,073,540
		Disposal Total	2,073,540
	RESOURCE RECOVERY TOTAL		2,073,540
TAX-BACKED – 51.7%
Local Appropriated – 7.1%
CA Alameda County
	Capital Projects,
	Series 1989,
	Insured: MBIA
	(a) 06/15/14	2,185,000	1,570,622

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: FSA
	6.000% 09/01/14	3,500,000	3,982,650
CA Bodega Bay Fire Protection District
	Certificates of Participation,
	Series 1996,
	6.450% 10/01/31	1,185,000	1,227,529
CA Foothill-De Anza Community College District
	Certificates of Participation,
	Series 2003,
	Insured: MBIA
	5.000% 09/01/17	1,100,000	1,154,285
CA Los Angeles Convention & Exhibition Center Authority
	Series 1993 A,
	Insured: MBIA
	6.000% 08/15/10	2,000,000	2,164,440
CA Los Angeles County Schools
	Regionalized Business Services Corp.,
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/16	1,945,000	1,248,593
	(a) 08/01/17	1,980,000	1,203,186
CA Modesto
	Community Center Project,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	2,392,970
CA Monterey County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.000% 08/01/32	2,000,000	2,035,740
CA Sacramento City Financing Authority
	Series 1993 A,
	Insured: AMBAC
	5.375% 11/01/14	1,100,000	1,180,575
	City Hall & Redevelopment Projects,
	Series 2002 A,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.000% 12/01/32	1,500,000	1,530,150
CA San Joaquin County
	Certificates of Participation,
	Series 1993,
	Insured: MBIA
	5.500% 11/15/13	1,750,000	1,924,300
CA Santa Ana Financing Authority
	Series 1994 A,
	Insured: MBIA
	6.250% 07/01/18	6,035,000	7,154,191

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA Victor Elementary School District
	Series 1996,
	Insured: MBIA
	6.450% 05/01/18	3,345,000	3,895,955
	Local Appropriated Total		32,665,186
Local General Obligations – 19.4%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(a) 08/01/15	3,000,000	2,045,280
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: MBIA
	6.450% 02/01/18	1,000,000	1,165,640
CA Clovis Unified School District
	Series 2001 A,
	Insured: FGIC
	(a) 08/01/16	3,000,000	1,940,970
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/17	1,000,000	611,320
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: FSA:
	5.500% 08/01/25	655,000	748,960
	5.500% 08/01/26	1,750,000	2,006,830
CA East Side Union High School District Santa Clara County
	Series 2003 B,
	Insured: MBIA
	5.250% 08/01/26	2,010,000	2,227,160
CA East Whittier City School District
	Series 1997 A,
	Insured: FGIC
	5.750% 08/01/17	1,675,000	1,861,612
CA Fillmore Unified School District
	Series 1997 A,
	Insured: FGIC:
	(a) 07/01/11	950,000	780,776
	(a) 07/01/12	980,000	773,034
	(a) 07/01/17	650,000	400,309
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/19	2,480,000	2,910,702
	Series 2004 B,
	Insured: MBIA
	5.000% 02/01/19	2,575,000	2,778,966

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Golden West Schools Financing Authority
	Beverley Hills Unified School District,
	Series 2005,
	Insured: FGIC
	5.250% 08/01/18	1,000,000	1,102,150
	Placentia Yorba Linda Unified,
	Series 2006,
	Insured: AMBAC
	5.500% 08/01/24	1,825,000	2,070,371
CA Grossmont Union High School District
	Election Of 2004,
	Series 2006,
	Insured: MBIA
	(a) 08/01/28	5,000,000	1,731,050
CA Hacienda La Puente Unified School District
	Series 2005,
	Insured: FGIC
	5.000% 08/01/19	2,050,000	2,198,112
CA Jefferson Union High School District
	Series 2000 A,
	Insured: MBIA
	6.450% 08/01/25	1,000,000	1,255,870
CA Lafayette
	Election of 1995,
	Series 2002,
	5.125% 07/15/25	1,995,000	2,082,999
CA Larkspur School District
	Series 2000 A,
	5.250% 08/01/25	3,050,000	3,199,511
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC
	(a) 11/01/20	1,205,000	622,431
CA Lompoc Unified School District
	Election of 2002,
	Series 2003 A,
	Insured: FGIC
	5.000% 08/01/27	4,065,000	4,190,812
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	2,500,000	2,848,575
CA Manteca Unified School District
	Election 2004,
	Series 2006,
	Insured: MBIA
	(a) 08/01/32	5,440,000	1,526,845

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/16	1,500,000	970,485
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC
	(a) 08/01/21	2,010,000	996,900
CA New Haven Unified School District
	Series 2002,
	Insured: FSA
	12.000% 08/01/17	1,565,000	2,621,547
CA Oak Park Unified School District
	Capital Appreciation,
	Series 2000,
	Insured: FSA
	(a) 05/01/14	2,095,000	1,516,550
CA Oxnard Union High School District
	Series 2001 A,
	Insured: MBIA
	5.650% 02/01/17	960,000	1,081,565
CA Pajaro Valley Unified School District
	Series 2005,
	Insured: FSA
	5.250% 08/01/18	1,000,000	1,083,480
CA Pomona Unified School District
	Series 2001 A,
	Insured: MBIA
	5.900% 02/01/16	845,000	966,334
CA Rancho Santiago Community College District
	Series 2005,
	Insured: FSA
	5.250% 09/01/23	2,685,000	2,967,220
CA Redwood City Elementary School District
	Series 1997,
	Insured: FGIC
	(a) 08/01/18	2,385,000	1,386,758
CA Rocklin Unified School District
	Series 1995 C,
	Insured: MBIA
	(a) 07/01/20	6,920,000	3,474,255
	Series 2003,
	Insured: FGIC
	(a) 08/01/17	2,000,000	1,227,160
CA San Diego Community College District
	Election of 2002,
	Series 2003 A,
	Insured: FSA
	5.000% 05/01/22	1,000,000	1,039,840

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA San Diego Unified School District
	Election of 1998,
	Series 2005 C-2,
	Insured: FSA
	5.500% 07/01/19	2,000,000	2,248,580
CA San Juan Unified School District
	Series 2001,
	Insured: FSA
	(a) 08/01/15	2,760,000	1,881,658
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,069,530
CA San Mateo County Community College
	Series 2006 B
	Insured: MBIA
	(a) 09/01/26	4,000,000	1,520,400
	Series 2006 C,
	Insured: MBIA
	(a) 09/01/26	1,925,000	731,693
CA San Mateo Union High School District
	Series 2000 B,
	Insured: FGIC
	(a) 09/01/26	4,005,000	1,523,782
CA Sanger Unified School District
	Series 1999,
	Insured: MBIA
	5.350% 08/01/15	1,500,000	1,611,765
CA Saratoga
	Series 2001,
	Insured: MBIA
	5.250% 08/01/31	2,000,000	2,085,580
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC
	5.250% 08/01/22	925,000	1,017,999
CA South San Francisco Unified School District
	School Facilities Financing Authority,
	Series 2006,
	Insured: MBIA
	5.250% 09/15/22	1,500,000	1,657,035
CA Tahoe-Truckee Unified School District
	Capital Appreciation:
	No. 1-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/23	3,780,000	1,693,289
	No. 2-A,
	Series 1999,
	Insured: FGIC
	(a) 08/01/24	2,965,000	1,260,273

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – continued)
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(a) 09/01/19	1,750,000	960,295
CA Upland Unified School District
	Series 2001,
	Insured: FSA
	5.125% 08/01/25	750,000	785,902
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: MBIA
	5.600% 02/01/20	1,610,000	1,831,536
	Series 2005 D,
	Insured: FGIC
	(a) 08/01/22	5,000,000	2,348,150
CA West Covina Unified School District
	Series 2002 A,
	Insured: MBIA
	5.250% 02/01/19	725,000	798,442
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/20	2,385,000	1,241,488
	Local General Obligations Total		88,679,776
Special Non-Property Tax – 4.5%
CA Los Angeles County Metropolitan Transportation Authority
	Series 2000 A,
	Insured: FGIC
	5.250% 07/01/30	3,000,000	3,126,330
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/20	3,630,000	1,889,560
CA San Francisco Bay Area Rapid Transit
	Series 2001,
	Insured: AMBAC
	5.000% 07/01/26	2,000,000	2,052,460
CA San Jose Redevelopment Agency
	Series 1993,
	Insured: MBIA
	6.000% 08/01/15	2,790,000	3,198,512
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Y,
	Insured: MBIA
	6.250% 07/01/12	3,000,000	3,370,860
	Series 1998 A,
	Insured: MBIA
	4.750% 07/01/38	2,250,000	2,270,318

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/14	2,000,000	2,206,060
	Series 2005 BB,
	Insured: FSA
	5.250% 07/01/22	2,000,000	2,207,540
	Special Non-Property Tax Total		20,321,640
Special Property Tax – 12.6%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	140,000	140,396
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment Project,
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,492,720
CA Costa Mesa Public Financing Authority
	Series 1991 A,
	7.100% 08/01/21	815,000	815,000
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC:
	(a) 12/01/18	2,720,000	1,557,907
	6.500% 12/01/24	4,055,000	5,083,226
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	1,090,220
CA Lancaster Financing Authority
	Series 2003,
	Insured: MBIA
	5.125% 02/01/17	1,270,000	1,365,339
CA Long Beach Bond Finance Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 11/01/22	3,385,000	3,809,581
	Tax Allocation Revenue,
	Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	3,250,000	3,718,813
CA Los Angeles Community Redevelopment Agency
	Hollywood Redevelopment Project,
	Series 1998 C,
	Insured: MBIA
	5.375% 07/01/18	1,665,000	1,835,379
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: FSA
	5.500% 10/01/18	2,895,000	3,170,922

13

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	Regional Park & Open Space:
	Series 1997 A,
	5.500% 10/01/08	225,000	231,282
	Series 2005,
	Insured: FSA
	5.250% 10/01/18	2,000,000	2,206,380
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,500,000	1,538,910
CA Oakland Redevelopment Agency
	Center District Project Redevelopment,
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	8,400,000	8,941,128
CA Oceanside Community Facilities
	Ocean Ranch Corp.,
	Series 2004,
	5.875% 09/01/34	1,000,000	1,024,920
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 2004 A,
	5.625% 08/15/34	850,000	897,090
CA Redwood City
	Community Facilities District No. 1,
	Series 2003 B,
	5.950% 09/01/28	750,000	772,088
CA Riverside County Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,100
	Series 1997 A,
	5.250% 10/01/16	572,500	584,981
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,103,072
	Series 2005 A,
	Insured: FSA
	5.750% 10/01/24	2,420,000	2,802,408
CA San Clemente Act of 1915
	Series 1999,
	6.050% 09/02/28	1,000,000	1,015,270
CA San Jose Redevelopment Agency
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/20	1,000,000	1,049,500

14

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: MBIA
	7.250% 08/01/13	2,000,000	2,400,760
CA Santa Margarita Water District
	Community Facilities District No. 99-1,
	Series 2003,
	6.000% 09/01/30	1,000,000	1,043,720
CA Sulphur Springs Unified School District
	Series 2002-1-A,
	6.000% 09/01/33	1,500,000	1,566,720
CA West Covina Redevelopment Agency
	Series 1996,
	6.000% 09/01/17	5,000,000	5,536,950
	Special Property Tax Total		57,814,782
State Appropriated – 2.4%
CA Public Works Board
	Various State Prisons Projects,
	Series 1993 A,
	Insured: AMBAC:
	5.000% 12/01/19	6,000,000	6,331,800
	5.250% 12/01/13	2,500,000	2,715,475
	Series 2004 A,
	5.500% 06/01/19	1,500,000	1,625,805
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	5.500% 08/01/29	480,000	496,762
	State Appropriated Total		11,169,842
State General Obligations – 5.7%
CA State
	Series 1990,
	10.000% 02/01/10	2,000,000	2,395,560
	Series 1991,
	6.600% 02/01/10	1,675,000	1,823,924
	Series 1993:
	5.500% 04/01/13	1,000,000	1,088,790
	Insured: MBIA
	5.500% 04/01/12	2,770,000	3,004,204
	Series 1995,
	5.750% 03/01/09	65,000	65,422
	Series 2000,
	5.625% 05/01/26	220,000	233,523
	Series 2003,
	5.250% 02/01/20	1,250,000	1,357,288
	Series 2004:
	5.000% 02/01/33	1,000,000	1,016,880
	5.250% 04/01/34	1,500,000	1,561,110

15

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Insured: MBIA
	6.250% 07/01/13	2,750,000	3,131,232
PR Commonwealth of Puerto Rico
	Series 1995,
	Insured: MBIA
	5.650% 07/01/15	1,000,000	1,113,280
	Series 1996,
	Insured: MBIA
	6.500% 07/01/14	2,000,000	2,334,860
	Series 2001 A,
	5.375% 07/01/28	1,940,000	1,996,861
	Series 2004 A:
	5.250% 07/01/21	2,000,000	2,075,280
	5.250% 07/01/22	2,000,000	2,073,280
PR Commonwealth of Puerto Rico Public Buildings Authority
	Government Facilities,
	Series 2002 C,
	5.500% 07/01/14	500,000	537,105
	State General Obligations Total		25,808,599
	TAX-BACKED TOTAL		236,459,825
TRANSPORTATION – 3.1%
Air Transportation – 0.0%
CA Statewide Communities Development Authority
	United Airlines, Inc.
	Series 2001, AMT,
	6.650% 07/01/39	2,000,000	72,000
	Air Transportation Total		72,000
Airports – 0.2%
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	750,000	804,465
	Airports Total		804,465
Ports – 0.7%
CA Long Beach Harbor Revenue
	Series 2000 A, AMT,
	5.375% 05/15/24	3,000,000	3,112,350
	Ports Total		3,112,350
Toll Facilities – 1.8%
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Insured: MBIA
	5.000% 01/01/35	2,000,000	2,035,060

16

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
	Series 1999:
	5.750% 01/15/40	4,000,000	4,136,880
	Insured: MBIA
	5.125% 01/15/15	2,000,000	2,099,260
	Toll Facilities Total		8,271,200
Transportation – 0.4%
CA San Francisco Bay Area Rapid Transit
	Series 2005 A,
	Insured: MBIA
	4.250% 07/01/25	2,000,000	1,916,520
	Transportation Total		1,916,520
	TRANSPORTATION TOTAL		14,176,535
UTILITIES – 15.4%
Investor Owned – 1.9%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	2,000,000	2,139,360
	San Diego Gas D,
	Series 2005, AMT,
	5.000% 12/01/27	3,500,000	3,548,195
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.
	Series 1996 A,
	Insured: AMBAC
	5.900% 06/01/14	2,650,000	2,982,363
	Investor Owned Total		8,669,918
Joint Power Authority – 0.2%
CA MSR Public Power Agency
	Series 2001 I,
	Insured: MBIA
	5.000% 07/01/12	1,000,000	1,051,490
	Joint Power Authority Total		1,051,490
Municipal Electric – 5.9%
CA Los Angeles Department Water & Power Revenue
	Power Systems,
	Series 2005,
	Insured: FSA
	4.750% 07/01/27	5,000,000	5,065,100
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: MBIA
	6.500% 09/01/13	1,500,000	1,681,335
	Series 1997 K,
	Insured: AMBAC:
	5.250% 07/01/24	2,220,000	2,457,984
	5.700% 07/01/17	1,900,000	2,161,725

17

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Series 2001 N,
	Insured: MBIA
	5.000% 08/15/28	2,000,000	2,053,660
	Series 2001 P,
	Insured: FSA
	5.250% 08/15/20	1,000,000	1,057,830
CA Southern California Public Power Authority
	Series 1989,
	6.750% 07/01/13	4,000,000	4,588,520
	Series 2003 A-1,
	Insured: AMBAC
	5.000% 07/01/25	1,000,000	1,032,200
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	(a) 07/01/17	2,490,000	1,533,492
	Series 2000 HH,
	Insured: FSA
	5.250% 07/01/29	5,000,000	5,239,900
	Municipal Electric Total		26,871,746
Water & Sewer – 7.4%
CA Big Bear Lake
	Series 1996,
	Insured: MBIA
	6.000% 04/01/15	1,350,000	1,515,901
CA Contra Costa Water District
	Series 2002 L,
	Insured: FSA
	5.000% 10/01/24	1,920,000	1,984,973
CA Department of Water Resources
	Series 2001 W,
	Insured: FSA
	5.500% 12/01/14	2,000,000	2,223,140
CA Eastern Municipal Water District
	Certificates of Participation,
	Series 1991,
	Insured: FGIC
	6.750% 07/01/12	1,000,000	1,136,240
CA Elsinore Valley Municipal Water District
	Certificates of Participation,
	Series 1992 A,
	Insured: FGIC
	6.000% 07/01/12	2,500,000	2,779,100
CA Fresno
	Series 1993 A-1,
	Insured: AMBAC
	6.250% 09/01/14	5,000,000	5,782,600

18

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Los Angeles Department of Water & Power
	Series 2001 A:
	5.125% 07/01/41	3,000,000	3,057,780
	Insured: FGIC
	5.125% 07/01/41	3,000,000	3,071,010
CA Manteca Financing Authority
	Series 2003 B,
	Insured: MBIA
	5.000% 12/01/33	830,000	830,257
CA Metropolitan Water District of Southern California
	Series 1993 A,
	5.750% 07/01/21	3,635,000	4,176,070
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	2,000,000	2,250,820
CA Sacramento County Sanitation District
	Series 2001,
	Insured: AMBAC
	5.500% 12/01/18	2,000,000	2,256,400
CA San Diego Public Facilities Financing Authority
	Series 1999 B,
	Insured: FGIC
	5.000% 05/15/29	1,400,000	1,428,546
CA Santa Maria Water & Wastewater
	Series 1997 A,
	Insured: AMBAC
	(a) 08/01/14	2,000,000	1,429,520
	Water & Sewer Total		33,922,357
	UTILITIES TOTAL		70,515,511
	Total Municipal Bonds (cost of $416,482,194)		445,781,574

		Shares
Municipal Preferred Stocks – 0.4%
HOUSING – 0.4%
Multi-Family – 0.4%
Munimae TE Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49(e)	2,000,000	1,983,040
	Multi-Family Total		1,983,040
	HOUSING TOTAL		1,983,040
	Total Municipal Preferred Stocks (cost of $2,000,000)		1,983,040

19

		Shares	Value ($)
Investment Company – 0.1%
	Dreyfus Municipal Cash Management Plus	500,001	500,001
	Total Investment Company (cost of $500,001)		500,001

		Par ($)
Short-Term Obligations – 1.4%
VARIABLE RATE DEMAND NOTES (f) – 1.4%
CA Adelanto Public Utility Authority
	Series 2005 A,
	Insured: AMBAC,
	LOC: Dexia Credit Local
	3.630% 11/01/34	1,100,000	1,100,000
CA Department of Water Resources
	Power Supply Revenue,
	Series 2002 B-2,
	LOC: BNP Paribas
	3.660% 05/01/22	200,000	200,000
	Series 2002 B-6,
	LOC: State Street Bank & Trust Co.
	3.590% 05/01/22	700,000	700,000
CA Economic Recovery
	Series 2004 C-6,
	LOC: Citibank N.A.
	3.560% 07/01/23	400,000	400,000
	Series 2004 C-7,
	LOC: BNP Paribas
	3.560% 07/01/23	400,000	400,000
CA Irvine Improvement Bond Act 1915
	Assessment District No. 94-13,
	Series 1997,
	LOC: State Street Bank & Trust Co.
	3.590% 09/02/22	100,000	100,000
	Assessment District No. 97-17,
	Series 1998,
	LOC: State Street Bank & Trust Co.
	3.590% 09/02/23	2,400,000	2,400,000
CA Irvine Ranch Water District
	Capital Improvement Project,
	Series 1986,
	LOC: Landesbank Baden-Wurttemburg
	3.600% 08/01/16	100,000	100,000
CA Madera Irrigation Financing Authority
	Series 2005 A,
	Insured: XLCA,
	LOC: Dexia Credit Local
	3.630% 01/01/36	500,000	500,000
CA Stockton Health Facilities Revenue
	Dameron Hospital Associates,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	3.630% 12/01/32	400,000	400,000

20

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(f) – (continued)
MS Jackson County Pollution Control Revenue
	Chevron USA, Inc.,
	Series 1992,
	3.680% 12/01/16	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		6,400,000
	Total Short-Term Obligations (cost of $6,400,000)		6,400,000
	Total Investments – 99.4% (cost of $425,382,195)(g)(h)		454,664,615
	Other Assets & Liabilities, Net – 0.6%		2,586,159
	Net Assets – 100.0%		457,250,774

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At July 31, 2006, the value of these securities represents 1.0% of net assets.

Addition information on these restricted securities is as of follows:

21

	Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities Development Authority:
Crossroads Schools of Arts & Sciences,
Series 1998,
6.000% 08/01/28	08/21/98	$1,790,000
Eskaton Village – Grass Valley,
Series 2000,
Pre-refunded 11/15/10
8.250% 11/15/31	09/8/00	2,450,000
		$4,240,000

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2006.

(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of this security, which is not illiquid, represents 0.4% of net assets.

(f)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of July 31, 2006.

(g)	Cost for federal income tax purposes is $425,331,318.

(h)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$30,500,562	$(1,167,265)	$29,333,297

Acronym	Name

ABAG	Association of Bay Area Government
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Assurance, Inc.

22

INVESTMENT PORTFOLIO
July 31, 2006 (Unaudited)	Columbia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.5%
EDUCATION – 2.2%
Education – 1.7%
CT Health & Educational Facilities Authority
	Trinity College,
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	1,000,000	1,135,820
HI University of Hawaii
	Series 2002 A,
	Insured: FGIC
	5.500% 07/15/14	1,000,000	1,083,670
IL Finance Authority
	DePaul University,
	Series 2004 A:
	5.375% 10/01/17	1,000,000	1,085,690
	5.375% 10/01/18	2,000,000	2,176,160
IN Ivy Tech State College
	Series 1997 E,
	Insured: AMBAC
	5.050% 07/01/09	1,000,000	1,024,160
IN University
	Series 1998 L,
	5.000% 08/01/09	1,520,000	1,567,728
KS Development Finance Authority
	Board of Regents Scientific Research,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/19	2,000,000	2,115,200
	Regents-Wichita University,
	Series 2000 B,
	Insured: AMBAC
	5.900% 04/01/15	2,000,000	2,138,140
KS Washburn University
	Topeka Living Learning,
	Series 2004,
	Insured: AMBAC
	5.000% 07/01/18	900,000	947,412
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	601,000
MA Industrial Finance Agency
	Babson College,
	Series 1998 A,
	Insured: MBIA
	5.000% 10/01/18	1,000,000	1,027,520
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/12	2,000,000	2,164,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
MD Health & Higher Educational Facilities Authority
	Johns Hopkins University,
	Series 1998,
	6.000% 07/01/10	1,500,000	1,621,260
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,106,350
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,113,190
MS University Educational Building Corp.
	Series 1998,
	Insured: MBIA:
	5.250% 08/01/12	1,000,000	1,044,400
	5.250% 08/01/13	1,000,000	1,043,600
PA Erie Higher Education Building Authority
	Mercyhurst College,
	Series 2004 B,
	5.000% 03/15/14	255,000	262,673
PA Higher Educational Facilities Authority
	Bryn Mawr College,
	Series 2002,
	Insured: AMBAC
	5.250% 12/01/12	1,500,000	1,614,600
	State Systems Higher Education,
	Series 2001 T,
	Insured: AMBAC
	5.000% 06/15/12	750,000	786,630
	University of Sciences,
	Series 2005 A,
	Insured: XLCA
	5.000% 11/01/16	360,000	381,830
	Widener University,
	Series 2003,
	5.000% 07/15/10	500,000	515,865
PA Lancaster County Higher Education Authority
	Franklin & Marshall College,
	Series 2003 A,
	5.000% 04/15/10	500,000	519,370
PA University
	Series 2002,
	5.250% 08/15/11	1,000,000	1,065,200
RI Health & Educational Building Corp.
	Series 2003,
	Insured: XLCA
	5.250% 04/01/15	1,500,000	1,600,095

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC:
	6.000% 12/01/08	1,505,000	1,579,302
	6.000% 12/01/09	595,000	635,395
	6.000% 12/01/16	500,000	568,580
TX University
	Series 2004 B,
	5.250% 08/15/16	2,000,000	2,175,840
		Education Total	34,700,680
Student Loan – 0.5%
IA Student Loan Liquidity Corp.
	Series 1998 J, AMT,
	Insured: AMBAC
	4.800% 06/01/09	9,650,000	9,820,419
	Student Loan Total		9,820,419
	EDUCATION TOTAL		44,521,099
HEALTH CARE – 6.4%
Continuing Care Retirement – 0.4%
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/18	1,000,000	1,011,160
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana,
	Series 2005,
	5.250% 11/15/25	6,000,000	6,079,200
PA Delaware County Authority
	Dunwoody Village, Inc.,
	Series 2003 A,
	5.000% 04/01/09	500,000	511,740
	Continuing Care Retirement Total		7,602,100
Hospitals – 5.8%
AL Health Care Authority for Baptist Health
	Series 2006 D,
	5.000% 11/15/18	1,500,000	1,524,525
AR Washington County Hospital
	Washington Regional Medical Center,
	Series 2005 B:
	5.000% 02/01/16	1,000,000	1,031,930
	5.000% 02/01/17	2,000,000	2,054,200
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004,
	4.450% 07/01/26	1,010,000	1,023,100
	Series 2005,
	5.000% 11/15/18	2,500,000	2,584,475

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA Loma Linda Hospital
	Loma Linda University Medical Center,
	Series 2005 A,
	5.000% 12/01/19	10,390,000	10,569,227
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2004 I,
	3.450% 04/01/35	1,000,000	960,670
FL Highlands County Health Facilities Authority
	Adventist Health System/Sunbelt, Inc.,
	Series 2005 B,
	5.000% 11/15/22	1,000,000	1,020,260
	Adventist Hinsdale Hospital,
	Series 2005 A,
	5.000% 11/15/22	1,000,000	1,020,260
FL Tampa Health Systems
	Catholic Health East,
	Series 1998 A-1,
	Insured: MBIA:
	5.500% 11/15/13	6,080,000	6,617,229
	5.500% 11/15/14	6,000,000	6,565,020
GA Fulton DeKalb Hospital Authority
	Series 2003,
	Insured: FSA
	5.250% 01/01/16	1,000,000	1,073,530
KS Development Finance Authority Health Facilities
	Sisters of Charity Leavenworth Project,
	Series 1998,
	Insured: MBIA
	5.000% 12/01/14	955,000	980,031
KS Lawrence Memorial Hospital
	Series 2003,
	5.250% 07/01/11	1,005,000	1,053,451
KS Manhattan Hospital
	Mercy Health Care Center,
	Series 2001,
	Insured: FSA
	5.250% 08/15/10	1,005,000	1,055,150
KS University Hospital Authority
	Health System,
	Series 1999 A,
	Insured: AMBAC
	5.350% 09/01/12	1,265,000	1,311,350
KS Wichita Hospital
	Series 2001 III,
	6.250% 11/15/18	5,000,000	5,439,500

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MA Health & Educational Facilities Authority
	Partners HealthCare System, Inc.,
	Series 2001 C:
	6.000% 07/01/14	1,000,000	1,090,580
	6.000% 07/01/17	1,250,000	1,363,225
	Partners HealthCare Systems, Inc.,
	Series 1997 A,
	Insured: MBIA
	5.375% 07/01/17	2,000,000	2,043,000
NC Medical Care Commission Health Care Facilities
	Carolina Medicorp, Inc.,
	Series 1996,
	5.125% 05/01/16	4,000,000	4,027,960
	Novant Health, Inc.,
	Series 2003 A,
	5.000% 11/01/11	3,505,000	3,667,071
	Pitt County Memorial Hospital,
	Series 1998 A,
	4.400% 12/01/08	3,135,000	3,175,285
NJ Health Care Facilities Financing Authority
	Atlantic Health Systems,
	Series 1997 A,
	Insured: AMBAC
	6.000% 07/01/12	1,500,000	1,661,610
NM Farmington Hospital
	San Juan Regional Medical Center, Inc.,
	Series 2004 A,
	5.125% 06/01/18	500,000	513,955
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005:
	5.000% 08/01/14	730,000	754,448
	5.000% 08/01/15	545,000	563,274
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	1,400,000	1,481,438
OH Lorain County Hospital
	Catholic Healthcare Partnerships,
	Series 2001 A:
	5.625% 10/01/14	6,135,000	6,578,990
	5.625% 10/01/15	3,000,000	3,212,070
	5.625% 10/01/16	3,000,000	3,204,150
OK Development Finance Authority
	Duncan Regional Hospital, Inc.,
	Series 2003 A,
	5.000% 12/01/15	1,545,000	1,589,249
PA Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series 2005 A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	263,180

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
TN Knox County Health, Educational & Housing Facilities Board
	Fort Sanders Alliance,
	Series 1993,
	Insured: MBIA
	7.250% 01/01/09	300,000	323,037
TN Shelby County Health, Educational & Housing Facilities Board
	Methodist Health Systems,
	Series 1995,
	Insured: MBIA
	6.250% 08/01/09	10,000	10,609
	St. Jude’s Children’s Research,
	Series 1999,
	5.375% 07/01/24	9,000,000	9,363,690
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: FSA
	5.500% 01/01/14	1,000,000	1,085,390
TX Harris County Health Facilities Development Corp.
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: MBIA
	6.000% 06/01/13	2,170,000	2,407,007
TX Jefferson County Health Facilities Development Corp.
	Baptist Hospitals,
	Series 2001,
	Insured: AMBAC
	5.200% 08/15/21	3,480,000	3,599,120
TX Tarrant County Health Facilities Development Corp.
	Texas Health Resources Systems,
	Series 1997 A,
	Insured: MBIA:
	5.250% 02/15/17	5,000,000	5,178,850
	5.750% 02/15/10	3,805,000	3,975,464
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,592,415
VA Prince William County Industrial Development Authority Hospital
	Potomac Hospital Corp.,
	Series 2003,
	5.500% 10/01/18	1,000,000	1,072,270
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 1999 A,
	5.600% 02/15/29	7,615,000	7,857,918

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	6.750% 09/01/22	1,535,000	1,679,873
		Hospitals Total	119,219,036
Nursing Homes – 0.2%
IA Finance Authority Health Facilities
	Development Care Initiatives,
	Series 2006 A:
	5.250% 07/01/18 (a)	2,695,000	2,737,581
	5.500% 07/01/21 (a)	1,530,000	1,577,093
	Nursing Homes Total		4,314,674
	HEALTH CARE TOTAL		131,135,810
HOUSING – 2.4%
Assisted Living/Senior – 0.2%
AZ Maricopa County Industrial Development Authority Health Facilities
	Series 1999 A,
	Insured: GNMA
	6.300% 09/20/38	3,715,000	3,960,822
	Assisted Living/Senior Total		3,960,822
Multi-Family – 0.7%
CA ABAG Finance Authority for Nonprofit Corps.
	Northbay Properties II LP,
	Series 2000 A, AMT,
	6.400% 08/15/30	1,000,000	1,035,770
	Winterland San Francisco Partners LP,
	Series 2000 B,
	6.250% 08/15/30	8,000,000	8,290,640
CA Statewide Communities Development Authority
	Irvine Apartment Communities LP,
	Series 1998 A-4,
	5.250% 05/15/25	1,750,000	1,790,915
NC Medical Care Commission
	ARC/HDS Alamance Housing Corp.,
	Series 2004 A:
	4.650% 10/01/14	575,000	572,648
	5.500% 10/01/24	1,575,000	1,646,363
		Multi-Family Total	13,336,336
Single-Family – 1.5%
AK Housing Finance Corp.
	Series 1997 A,
	Insured: MBIA
	6.000% 06/01/27	4,535,000	4,637,808

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
AZ Tucson & Pima County Industrial Development Authority
	Series 2001 A-1, AMT,
	Insured: GNMA:
	6.000% 07/01/21	350,000	351,859
	6.350% 01/01/34	230,000	231,474
FL Escambia County Housing Finance Authority
	Series 1999, AMT,
	Insured: FSA
	4.500% 10/01/09	1,610,000	1,625,295
FL Pinellas County Housing Authority
	Affordable Housing,
	Series 2001,
	Insured: FSA
	4.600% 12/01/10	7,000,000	7,168,280
IA Finance Authority
	Series 1997 F,
	Insured: GNMA
	5.550% 01/01/16	595,000	605,133
KS Sedgwick & Shawnee Counties
	Mortgage Backed Securities Program,
	Series 2003, AMT,
	Insured: GNMA
	6.050% 06/01/27	700,000	737,842
ME Housing Authority Mortgage
	Series 1997 C-1,
	5.700% 11/15/15	1,705,000	1,747,557
NC Housing Finance Agency
	Series 1994 Y,
	6.300% 09/01/15	285,000	285,316
	Series 1997 RR, AMT,
	Insured: FHA
	5.850% 09/01/28	1,165,000	1,187,892
NM Mortgage Finance Authority
	Series 1997 C-2, AMT,
	Insured: GNMA
	5.950% 07/01/17	245,000	249,072
	Series 1997 E-2, AMT,
	Insured: GNMA
	5.600% 07/01/17	720,000	731,988
	Series 1998 B-3,
	Insured: GNMA
	5.500% 07/01/28	390,000	397,999
	Series 2001 B-2, AMT,
	Insured: GNMA
	6.200% 09/01/32	1,875,000	1,878,112
	Series 2002 B-2, AMT,
	Insured: GNMA
	6.350% 03/01/33	1,485,000	1,548,900
	Series 2002 PG-A-2, AMT,
	Insured: GNMA
	6.450% 03/01/33	1,045,000	1,046,933

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
OR Housing & Community Services Department Mortgage
	Series 1996 A,
	5.500% 07/01/08	5,000	5,105
	Series 1997 H, AMT,
	5.150% 07/01/09	70,000	71,562
	Series 1998 D, AMT,
	4.600% 07/01/07	5,000	5,024
	Series 2000 H,
	Insured: FHA
	5.550% 07/01/21	135,000	139,101
TN Housing Development Agency
	Home Ownership Program:
	Series 1988, AMT,
	4.750% 07/01/08	1,085,000	1,098,638
	Series 1997-3A, AMT,
	(b) 01/01/08	2,500,000	2,338,500
	Series 1998, AMT:
	4.850% 07/01/09	1,135,000	1,156,576
	4.950% 07/01/10	1,190,000	1,218,251
WI Housing & Economic Development Authority
	Series 1997 G,
	5.350% 03/01/12	765,000	783,957
	Single-Family Total		31,248,174
	HOUSING TOTAL		48,545,332
INDUSTRIALS – 1.3%
Chemicals – 0.5%
TX Guadalupe Blanco River Authority
	Sewer & Solid Waste Disposal Facility,
	E.I. DuPont de Nemours & Co.,
	Series 1999, AMT,
	5.500% 05/01/29	10,650,000	10,932,545
		Chemicals Total	10,932,545
Forest Products & Paper – 0.7%
LA Morehouse Parish Pollution Control
	International Paper Co.,
	Series 2001 A,
	5.250% 11/15/13	8,525,000	8,837,526
TX Gulf Coast Waste Disposal Authority
	Series 2002 A, AMT,
	6.100% 08/01/24	5,750,000	6,144,968
	Forest Products & Paper Total		14,982,494
Other Industrial Development Bonds – 0.1%
MI Strategic Fund Limited Obligation
	NSF International,
	Series 2004,
	5.000% 08/01/13	820,000	850,766

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Other Industrial Development Bonds – (continued)
PA Industrial Development Authority Economic Development
	Series 2002,
	Insured: AMBAC
	5.250% 07/01/11	1,000,000	1,061,670
	Other Industrial Development Bonds Total		1,912,436
	INDUSTRIALS TOTAL		27,827,475
OTHER – 19.9%
Other – 0.8%
FL Hurricane Catastrophe Fund
	Series 2006 A,
	5.250% 07/01/12	10,000,000	10,690,500
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/13	5,000,000	5,206,050
		Other Total	15,896,550
Pool/Bond Bank – 2.6%
KS Development Finance Authority
	Water Pollution Control Revolving Fund:
	Series 2001 II,
	5.500% 05/01/14	1,000,000	1,105,150
	Series 2002 II,
	5.500% 11/01/15	105,000	114,129
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	2,941,775
	Series 2004 A,
	5.250% 08/01/17	2,920,000	3,203,532
ME Municipal Bond Bank
	Series 1998 A,
	Insured: FSA
	5.250% 11/01/08	855,000	883,437
	Series 2002 A,
	5.375% 11/01/16	355,000	379,325
NY Dormitory Authority
	Series 2002 A,
	Insured: MBIA
	5.250% 10/01/12	2,420,000	2,602,903
NY Environmental Facilities Corp.
	Pollution Control,
	Series 1994,
	5.750% 06/15/09	10,000	10,548
OH Water Development Authority
	Pollution Control,
	Series 2005 B,
	(b) 06/01/15	2,000,000	1,365,180

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – (continued)
PA Delaware Valley Regional Financing Authority
	Local Government:
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,206,200
	Series 2002:
	5.500% 07/01/12	15,000,000	16,141,800
	5.750% 07/01/17	2,000,000	2,224,640
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Insured: FGIC
	5.500% 12/01/22	835,000	883,037
VA Public School Authority
	Series 2001 A,
	5.000% 08/01/17	3,500,000	3,674,230
	Series 2005,
	5.250% 08/01/16	13,995,000	15,318,927
	Pool/Bond Bank Total		53,054,813
Refunded/Escrowed(c) – 15.0%
AL Birmingham Medical Clinic Board
	Baptist Medical Centers,
	Series 1979,
	Escrowed to Maturity,
	8.300% 07/01/08	350,000	369,460
AL Special Care Facilities Financing Authority
	Charity Obligation Group,
	Series 1999 A,
	Escrowed to Maturity,
	4.625% 11/01/10	3,265,000	3,351,261
AZ School Facilities Board Certificates of Participation
	Series 2003 A,
	Pre-refunded 03/01/13,
	Insured: MBIA
	5.250% 09/01/14	10,000,000	10,787,100
CA Health Facilities Financing Authority
	Catholic West H,
	Series 2004 H,
	Pre-refunded 07/01/11,
	4.450% 07/01/26	90,000	92,639
CA Los Angeles Unified School District
	Series 1998 B,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.000% 07/01/18	10,000,000	10,346,400
CA State
	Series 2000,
	Pre-refunded 12/01/10,
	5.000% 12/01/16	2,610,000	2,733,923

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
CO Department of Transportation
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: AMBAC:
	6.000% 06/15/12	2,750,000	2,977,700
	6.000% 06/15/15	2,750,000	2,977,700
CO Douglas County School District No. RE-1
	Series 2001,
	Pre-refunded 12/15/11,
	Insured: MBIA
	5.250% 12/15/13	7,385,000	7,893,974
CT Special Tax Obligation
	Transportation Infrastructure:
	Series 1999 A,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.625% 12/01/19	1,520,000	1,621,369
	Series 2001 A,
	Pre-refunded 10/01/11,
	Insured: FSA
	5.375% 10/01/17	1,000,000	1,073,690
FL Orange County Tourist Development Tax
	Series 2000,
	Pre-refunded 10/01/09,
	Insured: AMBAC
	5.500% 10/01/31	3,000,000	3,152,460
GA Atlanta Airport Facilities
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.500% 01/01/22	2,725,000	2,895,994
GA Atlanta Water & Wastewater
	Series 1999 A,
	Pre-refunded 05/01/09,
	Insured: FGIC
	5.000% 11/01/38	3,420,000	3,559,297
GA Finance & Investment Commission
	Series 1999 D,
	Pre-refunded 11/01/09:
	5.800% 11/01/10	3,000,000	3,238,560
	5.800% 11/01/12	4,000,000	4,318,080
GA Municipal Electric Authority
	Series 1998 Y:
	Escrowed to Maturity,
	Insured: AMBAC
	6.400% 01/01/13	165,000	184,008
	Pre-refunded 01/01/11,
	Insured: AMBAC
	6.400% 01/01/13	45,000	49,703

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
HI Honolulu City & County
	Series 1995 A,
	Escrowed to Maturity,
	Insured: MBIA:
	6.000% 11/01/10	135,000	146,545
	6.000% 11/01/10	365,000	396,215
IL Chicago Board of Education
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.600% 12/01/18	1,300,000	1,392,612
IL Chicago Housing Authority
	Capital Program,
	Series 2001:
	Escrowed to Maturity,
	5.250% 07/01/12	5,975,000	6,403,826
	Pre-refunded 07/01/12,
	5.375% 07/01/13	5,000,000	5,391,650
IL Chicago
	Series 1999 A,
	Pre-refunded 01/01/09,
	Insured: FGIC
	5.000% 01/01/15	3,855,000	4,000,449
	Series 2000 C,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.750% 01/01/13	310,000	334,471
IL Health Facilities Authority
	Galesburg Cottage Hospital,
	Series 2000,
	Pre-refunded 05/01/10,
	Insured: RAD
	6.000% 05/01/15	1,500,000	1,613,145
IL State
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: MBIA
	5.750% 06/01/15	6,850,000	7,321,896
	Series 2002,
	Pre-refunded 12/01/12,
	Insured: FSA
	5.375% 12/01/13	10,000,000	10,855,200
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	2,870,224
IN Transportation Financing Authority
	Series 1998 A,
	Pre-refunded 12/01/08,
	Insured: MBIA:
	5.250% 12/01/13	1,000,000	1,043,020
	5.250% 12/01/14	1,500,000	1,564,530
IN University
	Series 1998 L,
	Pre-refunded 08/01/08,
	5.000% 08/01/10	2,510,000	2,594,687

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
KS Department of Transportation
	Series 1998,
	Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,743,966
KS Development Finance Authority
	Athletic Facilities,
	Series 1998 A,
	Pre-refunded 06/01/08,
	4.800% 06/01/13	4,500,000	4,585,365
	Water Pollution Revolving Fund II,
	Series 2002,
	Pre-refunded 11/01/12,
	5.500% 11/01/15	895,000	977,841
KS Labette County Single Family Mortgage
	Capital Accumulator Bonds,
	Series 1998 A,
	Escrowed to Maturity,
	(b) 12/01/14	2,175,000	1,528,503
KS Shawnee County
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.250% 09/01/17	1,660,000	1,785,845
KS Wyandotte County School District No. 204
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FSA
	6.375% 09/01/11	365,000	407,847
KS Wyandotte County School District No. 500
	Series 2002,
	Pre-refunded 09/01/12,
	Insured: FSA
	5.000% 09/01/20	1,890,000	2,007,880
MA Massachusetts Bay Transportation Authority
	Series 1994 A,
	Escrowed to Maturity,
	7.000% 03/01/07	55,000	56,052
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	2,750,000	2,943,352
MA State
	Series 2000 B,
	Pre-refunded 06/01/10,
	5.250% 06/01/17	1,500,000	1,575,735
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/16	3,000,000	3,215,970

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
ME Governmental Facilities Authority
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: FSA
	5.625% 10/01/19	1,000,000	1,063,400
ME Municipal Bond Bank
	Series 2000 D,
	Pre-refunded 11/01/10,
	Insured: MBIA
	5.700% 11/01/21	1,000,000	1,082,380
MI Hospital Finance Authority
	Ascension Health Credit,
	Series 1999 A,
	Pre-refunded 11/15/09,
	Insured: MBIA
	5.750% 11/15/18	5,000,000	5,342,650
NC Medical Care Commission Health Care Facilities
	Pitt County Memorial Hospital,
	Series 1998 B,
	Pre-refunded 12/01/08,
	5.000% 12/01/18	3,000,000	3,109,020
NC Public Improvement
	Series 1999 A,
	Pre-refunded 03/01/09,
	5.250% 03/01/12	2,500,000	2,626,575
NH Municipal Bond Bank
	Series 1999 B,
	Pre-refunded 08/15/09,
	Insured: FSA
	5.250% 08/15/11	750,000	788,055
NJ Transportation Trust Fund Authority
	Series 1997 A,
	Pre-refunded 06/15/08,
	5.000% 06/15/14	10,000,000	10,229,400
	Series 1999 A,
	Escrowed to Maturity,
	5.625% 06/15/14	2,000,000	2,226,100
	Series 2005 C,
	Escrowed to Maturity,
	Insured: FGIC
	5.250% 06/15/12	15,000,000	16,110,000
NJ Turnpike Authority
	Series 1972 G,
	Escrowed to Maturity,
	5.750% 01/01/09	1,510,000	1,551,721
	Series 2000 A:
	Escrowed to Maturity,
	Insured: MBIA:
	6.000% 01/01/11	875,000	952,927
	6.000% 01/01/13	925,000	1,035,408
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	3,000,000	3,186,660

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) –(continued)
NV Capital Improvement & Cultural Affairs
	Series 1999 A,
	Pre-refunded 02/01/09:
	5.500% 02/01/11	1,000,000	1,050,330
	5.500% 02/01/18	1,500,000	1,575,495
NV Clark County School District
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: MBIA
	6.000% 06/15/16	635,000	684,828
NV Municipal Bond Bank
	Series 1998 A,
	Pre-refunded 05/15/08,
	5.250% 05/15/16	6,570,000	6,742,594
NY Dormitory Authority
	Columbia University,
	Series 2001 A,
	Pre-refunded 07/01/11,
	5.250% 07/01/20	2,000,000	2,153,900
NY Environmental Facilities Corp.
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/09	440,000	464,490
	Series 1994,
	Escrowed to Maturity,
	5.750% 06/15/09	50,000	52,783
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	3,000,000	3,365,700
	Series 1996 A,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.750% 07/01/11	1,000,000	1,038,120
	Series 1997 C-1,
	Pre-refunded 07/01/08,
	Insured: FGIC
	5.250% 07/01/17	2,165,000	2,237,787
	Series 1998 A,
	Pre-refunded 07/01/11,
	Insured: FSA
	5.500% 07/01/15	1,530,000	1,651,283
	Series 1998 R,
	Escrowed to Maturity,
	5.500% 07/01/14	1,740,000	1,809,652
NY New York City Transitional Finance Authority
	Series 1998 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	170,000	186,320
NY Thruway Authority
	Series 2000,
	Pre-refunded 04/01/10,
	Insured: AMBAC
	5.375% 04/01/18	1,000,000	1,064,920

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
OH Higher Education Capital Facilities
	Series 2000 B,
	Pre-refunded 05/01/10,
	5.625% 05/01/15	1,000,000	1,063,160
OH Infrastructure Improvement
	Series 1999 A,
	Pre-refunded 02/01/10,
	5.750% 02/01/11	2,280,000	2,444,411
	Series 2000,
	Pre-refunded 02/01/10,
	5.750% 02/01/16	1,000,000	1,063,350
OH London City School District
	Series 2001,
	Pre-refunded 12/01/11,
	Insured: FGIC
	5.500% 12/01/15	375,000	405,173
OH Montgomery County Hospital
	Kettering Medical Center,
	Series 1999,
	Pre-refunded 04/01/10,
	6.500% 04/01/13	6,060,000	6,652,183
OH Water Development Authority
	Water Pollution Control,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	5,939,110
OR Department of Transportation
	Highway User Tax,
	Series 2000,
	Pre-refunded 11/15/10,
	5.750% 11/15/15	2,000,000	2,152,880
OR Portland Airport Way Urban Renewal & Redevelopment Tax Increment
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: AMBAC
	6.000% 06/15/15	750,000	815,340
PA Central Duaphin School District
	Series 1998 AA:
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 12/01/13	205,000	219,387
	Pre-refunded 12/01/08,
	Insured: MBIA
	5.000% 12/01/13	1,295,000	1,331,648
PA Chambersburg Area School District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.000% 06/15/12	300,000	315,057
PA Chester County
	Series 1998,
	Pre-refunded 06/15/08,
	5.000% 06/15/15	500,000	511,470

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA
	(b) 09/01/21	2,210,000	1,103,144
PA Ephrata Area School District
	Series 2001 A,
	Pre-refunded 10/15/11,
	Insured: FGIC
	5.000% 04/15/14	750,000	791,670
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Pre-refunded 12/01/10,
	Insured: FGIC
	5.500% 12/01/22	165,000	176,101
PA Northampton County
	Series 1999,
	Pre-refunded 08/15/09,
	5.000% 08/15/16	655,000	677,729
PA Philadelphia School District
	Series 2000 A,
	Pre-refunded 02/01/11,
	Insured: FSA
	5.750% 02/01/13	1,000,000	1,079,960
	Series 2002 A,
	Pre-refunded 02/01/12,
	Insured: FSA
	5.500% 02/01/15	1,000,000	1,081,960
PA Saucon Valley School District
	Series 1998,
	Pre-refunded 04/15/08,
	Insured: AMBAC:
	5.150% 10/15/13	835,000	854,622
	5.200% 10/15/14	880,000	901,402
PA State
	Series 2001,
	Pre-refunded 01/15/11,
	5.125% 01/15/16	10,000,000	10,622,800
PA Warwick School District
	Lancaster County,
	Series 2001,
	Pre-refunded 08/15/11,
	Insured: FGIC
	5.250% 02/15/12	750,000	799,253
SC Greenville County School District
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/17	1,000,000	1,118,550

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
TN Madison County
	Series 2002,
	Pre-refunded 04/01/12,
	5.000% 04/01/13	1,160,000	1,227,883
TN Shelby County Health, Educational & Housing Facilities Board
	Methodist Health Systems,
	Series 1995,
	Escrowed to Maturity,
	Insured: MBIA
	6.250% 08/01/09	490,000	523,737
TN State
	Series 1999 B,
	Pre-refunded 05/01/09,
	Insured: FSA
	5.250% 05/01/17	2,000,000	2,076,360
TN Williamson County
	Series 2000,
	Pre-refunded 03/01/10,
	5.350% 03/01/17	1,200,000	1,261,728
TX Garland
	Series 2000,
	Pre-refunded 02/15/09,
	5.500% 02/15/12	3,120,000	3,250,229
TX Harris County Health Facilities Development Corp.
	Christus Health,
	Series 1999 A,
	Pre-refunded 07/01/09,
	Insured: MBIA:
	5.375% 07/01/19	5,000,000	5,260,100
	5.625% 07/01/11	5,790,000	6,130,799
TX Harris County
	Series 1992,
	Escrowed to Maturity,
	6.000% 12/15/10	1,000,000	1,086,960
TX Houston
	Series 1979,
	Escrowed to Maturity,
	6.400% 12/01/14	5,370,000	5,907,215
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,309,076
TX Midlothian Independent School District
	Series 1995,
	Pre-refunded 09/11/06,
	Insured: PSFG
	5.200% 02/15/13	215,000	215,361
TX North Central Health Facilities Development Corp.
	Presbyterian Healthcare Residential,
	Series 1996 B,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 06/01/16	5,000,000	5,582,950

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(c) – (continued)
TX San Antonio
	Series 2002,
	Escrowed to Maturity,
	5.000% 08/01/10	145,000	151,292
TX Travis County Health Facilities Development Corp.
	Ascension Health Credit,
	Series 1999 A,
	Pre-refunded 11/15/09,
	Insured: AMBAC
	5.875% 11/15/24	4,500,000	4,825,575
WA King County
	Series 2002,
	Escrowed to Maturity,
	5.500% 12/01/13	970,000	1,068,756
WA Port of Seattle
	Series 1996 B, AMT,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/08	200,000	207,142
	Series 2000 A,
	Pre-refunded 08/01/10,
	Insured: MBIA
	5.500% 02/01/26	2,625,000	2,787,146
WA Seattle
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.875% 10/01/10	2,300,000	2,462,840
WI State
	Series 2000 C,
	Pre-refunded 05/01/10,
	Insured: MBIA
	5.550% 05/01/21	2,000,000	2,119,700
	Series 2000 D,
	Pre-refunded 05/01/11,
	Insured: MBIA
	5.500% 05/01/16	2,000,000	2,146,360
WI Transportation Revenue
	Series 1998 B,
	Pre-refunded 07/01/09,
	Insured: FGIC
	5.250% 07/01/11	2,020,000	2,101,204
WV Hospital Finance Authority
	Charleston Area Medical Center:
	Series 1993 A,
	Escrowed to Maturity,
	6.500% 09/01/23	3,980,000	4,818,666
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/22	6,340,000	7,087,676
	Refunded/Escrowed Total		308,491,757

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 1.5%
AK Development Finance Authority
	Tobacco Settlement,
	Series 2006,
	Insured: AMBAC
	(b) 07/01/21	1,400,000	688,590
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	6.250% 06/01/33	3,500,000	3,824,345
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	4,000,000	4,486,600
NY TSASC, Inc.
	Series 2006 1,
	5.000% 06/01/26	15,000,000	15,010,500
VA Tobacco Settlement Financing Corp.
	Series 2005,
	5.250% 06/01/19	2,500,000	2,554,750
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	6.000% 06/01/17	5,000,000	5,273,150
		Tobacco Total	31,837,935
		OTHER TOTAL	409,281,055
OTHER REVENUE – 0.2%
Recreation – 0.2%
DC Revenue
	The Smithsonian Institute,
	Series 1997,
	5.000% 02/01/17	2,000,000	2,047,520
FL Board of Education
	Series 2002 A,
	Insured: FGIC
	5.250% 07/01/18	2,675,000	2,858,532
		Recreation Total	4,906,052
	OTHER REVENUE TOTAL		4,906,052
RESOURCE RECOVERY – 0.9%
Disposal – 0.5%
IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,
	5.050% 01/01/10	4,000,000	4,080,240

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Disposal – (continued)
PA Westmoreland County Industrial Development Authority
	Valley Landfill Expansion,
	Series 1993, AMT,
	5.100% 05/01/18	5,900,000	6,024,962
		Disposal Total	10,105,202
Resource Recovery – 0.4%
NY Niagara County Industrial Development Agency
	Series 2001 B, AMT,
	5.550% 11/15/24	8,000,000	8,429,840
	Resource Recovery Total		8,429,840
	RESOURCE RECOVERY TOTAL		18,535,042
TAX-BACKED – 46.7%
Local Appropriated – 2.4%
AZ University of Arizona Certificates of Participation
	Series 2002 A,
	Insured: AMBAC
	5.500% 06/01/15	500,000	539,240
CA Orange County Public Financing Authority
	Series 2005,
	Insured: MBIA
	5.000% 07/01/16	10,000,000	10,735,400
CA San Bernardino County Certificates of Participation
	Series 2002 A,
	Insured: MBIA
	5.000% 07/01/15	1,000,000	1,072,800
FL Hillsborough County School Board Certificates of Participation
	Series 1998 A,
	Insured: MBIA
	5.500% 07/01/14	2,000,000	2,194,680
KS Johnson County Certificates of Participation
	Park & Recreation District,
	Series 2003 A,
	Insured: MBIA
	4.000% 09/01/15	100,000	99,268
MI Grand Rapids Building Authority
	Series 1998:
	5.000% 04/01/12	1,205,000	1,272,058
	5.000% 04/01/13	1,000,000	1,061,560
	5.000% 04/01/14	1,415,000	1,507,555
MO St. Louis Municipal Financial Corp.
	Convention Center,
	Series 2003,
	Insured: AMBAC
	5.250% 07/15/11	9,060,000	9,626,250

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
SC Berkeley County School District
	Series 2003,
	5.250% 12/01/18	1,000,000	1,039,380
SC Charleston Educational Excellence Financing Corp.
	Charleston County School District,
	Series 2005,
	5.250% 12/01/24	10,000,000	10,488,100
SC Dorchester County School
	District No. 2,
	Series 2004,
	5.250% 12/01/17	2,000,000	2,101,740
SC Greenville County School District
	Series 2005,
	5.500% 12/01/18	5,000,000	5,473,950
SC Newberry Investing in Childrens Education
	Series 2005,
	5.250% 12/01/19	1,500,000	1,560,510
	Local Appropriated Total		48,772,491
Local General Obligations – 17.5%
AK Anchorage
	Series 2002 B,
	Insured: MBIA
	5.250% 07/01/10	10,600,000	11,154,062
	Series 2004 B,
	Insured: AMBAC
	5.250% 12/01/15	5,000,000	5,455,300
AK North Slope Borough
	Capital Appreciation,
	Series 2000 B,
	Insured: MBIA
	(b) 06/30/09	2,000,000	1,779,780
AL Birmingham
	Series 2001 A,
	5.250% 05/01/17	2,000,000	2,127,820
AZ Maricopa County Unified High School District No. 210
	Series 2003,
	Insured: MBIA
	5.000% 07/01/15	6,300,000	6,768,405
AZ Maricopa County Unified School District No. 69
	Paradise Valley,
	Series 1995,
	Insured: MBIA
	6.350% 07/01/10	500,000	546,090
AZ Mohave County Elementary School District No. 16
	Mohave Valley,
	Series 1997,
	Insured: MBIA
	6.900% 07/01/07	470,000	483,404

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
AZ Tempe Union High School District No. 213
	Series 1994,
	Insured: FGIC
	7.000% 07/01/08	500,000	529,475
AZ Tucson
	Series 1998,
	5.500% 07/01/18	4,760,000	5,280,601
CA Carlsbad Unified School District
	Series 1997,
	Insured: FGIC
	(b) 11/01/14	300,000	212,445
CA Manteca Unified School District
	Series 2006,
	Insured: MBIA
	(b) 08/01/24 (a)	5,000,000	2,118,900
CA Monrovia Unified School District
	Series 2005,
	Insured: MBIA
	5.250% 08/01/21	5,600,000	6,190,184
CA Natomas Unified School District
	Series 1999,
	Insured: MBIA
	5.850% 03/01/15	250,000	284,618
CA San Mateo County Community College
	Series 2006 A,
	Insured: MBIA
	(b) 09/01/20	9,310,000	4,828,911
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(b) 09/01/20	1,000,000	520,540
CA West Contra Costa Unified School District
	Series 2005,
	Insured: FGIC
	(b) 08/01/20	7,285,000	3,786,087
CO Adams County School District No. 12
	Series 1995 A,
	Insured: MBIA
	(b) 12/15/12	1,300,000	1,002,001
CO Aurora Centretech Metropolitan District
	Series 1998 C,
	LOC: BNP Paribas
	4.875% 12/01/28	3,635,000	3,686,544

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
IL Chicago Board of Education
	Series 1996,
	Insured: MBIA
	6.250% 12/01/12	2,100,000	2,364,789
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	5,000,000	5,641,900
IL Chicago City Colleges Capital Improvement
	Series 1999,
	Insured: FGIC
	6.000% 01/01/11	5,195,000	5,596,522
IL Chicago Park District
	Series 1997,
	Insured: AMBAC:
	5.250% 01/01/09	310,000	316,088
	5.250% 01/01/10	325,000	331,383
	5.250% 01/01/11	345,000	351,634
	5.250% 01/01/12	360,000	366,721
IL Chicago
	Series 1999 A,
	Insured: FGIC
	5.000% 01/01/15	1,795,000	1,855,150
	Series 1999,
	Insured: FGIC
	5.250% 01/01/18	7,540,000	8,201,937
	Series 2000 C,
	Insured: FGIC
	5.750% 01/01/13	190,000	204,459
	Series 2004 A,
	Insured: FSA
	5.250% 01/01/17	1,000,000	1,069,570
IL Du Page County School District
	Series 1997,
	Insured: FGIC
	6.750% 02/01/11	1,145,000	1,277,351
IL Kendall & Kane Counties Community Unified School District No. 115
	Series 2002,
	Insured: FGIC
	(b) 01/01/17	3,650,000	2,288,988
IN Westfield Housing Building Corp.
	Series 1998,
	Insured: AMBAC:
	5.100% 01/05/12	1,085,000	1,113,449
	5.100% 07/05/12	1,185,000	1,215,905
	5.250% 01/05/14	1,745,000	1,793,860
KS Johnson County Unified School
	District No. 231,
	Series 2001 A,
	Insured: FSA
	5.500% 10/01/15	50,000	55,746

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	District No. 232,
	Series 2004,
	Insured: MBIA
	5.000% 09/01/15	150,000	160,194
KS Leavenworth County Unified School District No. 464
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/19	1,030,000	1,086,877
KS Lenexa
	Series 2003 A,
	5.000% 09/01/12	1,000,000	1,062,530
KS Montgomery County Unified School District No. 445
	Series 2002,
	Insured: FGIC
	6.250% 04/01/12	1,065,000	1,193,663
KS Reno County
	Unified School District No. 313,
	Series 1996 B,
	Insured: FSA:
	5.900% 09/01/08	860,000	897,238
	5.900% 09/01/09	925,000	982,313
	5.900% 09/01/10	995,000	1,074,282
KS Saline County Unified School District No. 305
	Series 1999,
	Insured: FSA
	5.250% 09/01/13	1,010,000	1,035,634
KS Sedgwick County Unified School District No. 259
	Series 2004,
	Insured: MBIA
	5.000% 09/01/15	1,000,000	1,073,370
KS Shawnee County Unified School
	District No. 437,
	Series 2001,
	Insured: FSA
	5.500% 09/01/13	1,555,000	1,669,930
	District No. 501,
	Series 2002,
	5.000% 02/01/14	1,000,000	1,051,860
KS Shawnee County
	Series 1998 A,
	5.125% 09/01/10	1,320,000	1,381,816
KS Wyandotte County Unified School District No. 204
	Series 2000 A,
	Insured: FSA
	6.375% 09/01/11	135,000	150,715

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
KY Turnpike Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 07/01/13	1,000,000	1,095,510
LA Orleans Levee District
	Series 1995 A,
	Insured: FSA
	5.950% 11/01/07	1,520,000	1,558,106
MI Berkley City School District
	Series 1995,
	Insured: FGIC
	7.000% 01/01/09	500,000	536,110
MI Detroit City School District
	Series 2002 A,
	Insured: FGIC
	6.000% 05/01/19	2,000,000	2,326,600
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	2,000,000	2,141,240
MN Elk River Independent School District No. 728
	Series 2001 A,
	Insured: MBIA
	5.000% 02/01/17	2,000,000	2,088,320
NC Cary Water & Public Improvement
	Series 2001,
	5.000% 03/01/13	4,300,000	4,542,692
NC Cumberland County
	Series 1998,
	Insured: FGIC
	5.000% 03/01/17	2,000,000	2,068,360
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: FGIC
	5.250% 05/01/17	3,600,000	3,785,220
NH Manchester
	Series 2004,
	Insured: MBIA:
	5.500% 06/01/18	4,215,000	4,721,601
	5.500% 06/01/19	4,450,000	5,000,287
NV Clark County School District
	Series 2001 C,
	Insured: FGIC
	5.375% 06/15/13	8,895,000	9,640,935
	Series 2003,
	Insured: MBIA
	5.000% 06/15/16	10,760,000	11,392,688
NY New York City
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,700,175
	Series 2002 E,
	Insured: MBIA
	5.625% 08/01/15	1,000,000	1,091,940

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2002 G:
	5.750% 08/01/18	1,000,000	1,082,010
	Insured: MBIA:
	5.625% 08/01/13	2,500,000	2,729,850
	5.750% 08/01/11	14,400,000	15,637,104
	Series 2005 D,
	5.000% 08/01/13	4,000,000	4,228,880
	Series 2005 O,
	5.000% 06/01/15	8,000,000	8,481,760
	Series 2005,
	5.000% 08/01/20	10,000,000	10,414,500
OH Cleveland
	Series 2005,
	Insured: AMBAC
	5.500% 10/01/16	7,710,000	8,577,221
OH Forest Hills Local School District
	Series 1997,
	Insured: MBIA
	6.000% 12/01/10	1,460,000	1,587,867
OH Marion City School District
	Series 2000,
	Insured: FSA
	6.500% 12/01/14	500,000	586,765
OH Mason City School District
	Series 2005,
	Insured: FGIC:
	5.250% 12/01/19	2,250,000	2,479,500
	5.250% 12/01/21	3,000,000	3,317,400
OR Linn County Community School District No. 9 Lebanon
	Series 2001,
	Insured: MBIA
	5.250% 06/15/17	1,120,000	1,179,898
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	2,793,025
PA Central York School District
	Series 2002,
	Insured: FGIC
	5.000% 06/01/10	500,000	521,735
PA Delaware County
	Series 1999,
	5.125% 10/01/16	500,000	517,150

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
PA Ligonier Valley School District
	Series 1998,
	Insured: FSA
	5.000% 03/01/13	1,350,000	1,372,329
PA North Allegheny School District
	Series 2002,
	Insured: FGIC
	5.500% 11/01/08	1,000,000	1,038,390
PA Northampton County
	Series 1999,
	5.000% 08/15/16	345,000	355,571
PA Norwin School District
	Series 2001 B,
	Insured: MBIA
	5.000% 04/01/13	575,000	595,987
PA Oxford Area School District
	Series 2001 A,
	Insured: FGIC
	5.250% 02/15/11	500,000	530,065
PA Philadelphia School District
	Series 2004 D,
	Insured: FGIC
	5.000% 06/01/15	250,000	264,965
PA Philadelphia
	Series 2003 A,
	Insured: XLCA
	5.250% 02/15/15	315,000	334,993
PA Pittsburgh School District
	Series 2002,
	Insured: FSA
	5.500% 09/01/12	500,000	542,175
PA Pittsburgh
	Series 2005 A,
	Insured: MBIA
	5.000% 09/01/17	170,000	179,874
PA Saucon Valley School District
	Series 1998,
	Insured: AMBAC:
	5.150% 10/15/13	905,000	923,317
	5.200% 10/15/14	950,000	970,064
PA Scranton School District
	Series 1998,
	Insured: AMBAC:
	4.750% 04/01/08	235,000	239,056
	5.200% 04/01/11	595,000	607,864
PA Tyrone Area School District
	Series 1998,
	Insured: MBIA
	5.000% 09/15/13	1,845,000	1,885,498

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
PA Upper St. Clair Township School District
	Series 2002,
	Insured: FSA
	5.375% 07/15/13	1,000,000	1,077,640
PA Westmoreland County
	Series 1997,
	Insured: FGIC
	(b) 12/01/18	1,000,000	571,380
SC Charleston County School District
	Series 2001,
	5.000% 02/01/14	850,000	894,081
TN Anderson County
	Series 2001,
	Insured: FSA
	5.000% 04/01/13	1,535,000	1,604,996
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2004 B-5-A,
	Insured: FGIC
	5.000% 06/01/16	1,075,000	1,139,801
TN Chattanooga
	Series 2005 A,
	Insured: FSA
	5.000% 09/01/14	4,150,000	4,446,808
TN Dickson County
	Series 2002,
	Insured: FGIC
	5.000% 03/01/14	1,000,000	1,069,070
	Series 2003,
	Insured: FGIC
	5.000% 06/01/14	1,000,000	1,061,250
TN Franklin Special School District
	Series 1999,
	Insured: FSA
	(b) 06/01/20	2,000,000	1,056,080
	Series 2002,
	5.000% 06/01/12	1,000,000	1,058,020
TN Hamilton County
	Series 1998 B,
	5.100% 08/01/24	500,000	543,205
TN Kingsport
	Series 2004,
	Insured: AMBAC
	5.000% 03/01/14	1,000,000	1,068,820
TN Knox County
	Series 2001,
	5.000% 04/01/09	5,000,000	5,158,250

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TN Lawrenceburg Public Building Authority
	Series 2001 B,
	Insured: FSA
	5.500% 07/01/16	1,330,000	1,424,935
TN Madison County
	Series 2002,
	5.000% 04/01/13	390,000	411,197
TN Montgomery County
	Series 2004,
	Insured: FGIC
	5.000% 05/01/14	1,250,000	1,337,425
TN Overton County
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	1,000,000	1,068,130
TN Rutherford County
	Series 2005,
	5.000% 04/01/14	1,550,000	1,657,725
TN Shelby County
	Series 1997 B,
	5.500% 08/01/08	6,450,000	6,670,203
	Series 1999 A,
	4.750% 05/01/21	400,000	403,152
	Series 1999 B,
	5.250% 04/01/11	1,000,000	1,061,860
TX Comal Independent School District
	Series 2001,
	Insured: PSFG
	5.500% 02/01/14	1,000,000	1,064,940
TX Duncanville Independent School District
	Series 1993,
	Insured: PSFG
	5.200% 02/15/09	1,485,000	1,535,935
TX Harris County
	Series 2001,
	5.000% 10/01/12	10,990,000	11,552,798
TX Houston
	Series 2001 A,
	Insured: FSA
	5.500% 03/01/10	7,320,000	7,732,994
TX Katy Independent School District
	Series 1992,
	Insured: PSFG
	(b) 08/15/11	1,775,000	1,444,566
TX Lewisville Independent School District
	Series 1997,
	Insured: PSFG
	6.750% 08/15/08	1,000,000	1,057,430

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
TX McKinney Independent School District
	Series 2005,
	Insured: PSFG
	5.000% 02/15/14	4,000,000	4,254,040
TX Plano Independent School District
	Series 2001,
	Insured: PSFG
	5.000% 02/15/09	4,000,000	4,118,000
TX San Antonio Independent School District
	Series 2001 B,
	Insured: PSFG
	(b) 08/15/11	3,500,000	2,848,440
TX San Antonio
	Series 2001,
	5.000% 08/01/10	7,855,000	8,189,309
TX Spring Branch Independent School District
	Series 2001,
	Insured: PSFG
	5.375% 02/01/18	2,785,000	2,932,856
TX West University Place
	Series 1998,
	Insured: FSA
	5.100% 02/01/12	685,000	697,042
VA Richmond
	Series 2002 A,
	Insured: FSA
	5.250% 07/15/12	1,000,000	1,075,400
WA Clark County School
	District No. 117,
	Series 1998,
	Insured: AMBAC
	5.000% 12/01/12	1,805,000	1,911,531
	District No. 37 Vancouver,
	Series 2005,
	Insured: FGIC
	5.500% 06/01/15	10,145,000	11,197,544
	District No. 37,
	Series 2001 C,
	Insured: FGIC
	(b) 12/01/16	1,000,000	634,070
WA Jefferson County School District No. 49
	Series 1998,
	Insured: FSA
	5.000% 12/01/07	1,140,000	1,152,209
WA King & Snohomish Counties School District
	Series 1993,
	Insured: FGIC
	5.600% 12/01/10	6,150,000	6,535,420

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
WA King County
	Series 1998 B,
	4.750% 01/01/17	1,000,000	1,017,300
WA Seattle
	Series 1998 A,
	5.500% 03/01/11	1,370,000	1,465,475
WA Spokane County School District No. 354 Mead
	Series 1998,
	Insured: FGIC:
	5.000% 12/01/09	1,975,000	2,050,326
	5.250% 12/01/11	1,600,000	1,707,216
	5.500% 12/01/10	7,800,000	8,325,408
WI Milwaukee County
	Series 2001 A:
	5.000% 10/01/12	2,500,000	2,625,050
	5.000% 10/01/13	2,500,000	2,622,650
WI Winneconne Community School District
	Series 1998,
	Insured: FSA:
	4.900% 04/01/10	1,000,000	1,017,550
	5.000% 04/01/11	1,050,000	1,069,341
	5.000% 04/01/12	1,100,000	1,119,547
	Local General Obligations Total		360,024,053
Special Non-Property Tax – 10.0%
AZ Phoenix Civic Improvement Corp.
	Senior Lien, Municipal Courthouse,
	Series 1999 A,
	5.500% 07/01/12	1,000,000	1,052,890
CA Economic Recovery
	Series 2004 A,
	Insured: MBIA:
	5.000% 07/01/11	1,500,000	1,582,050
	5.000% 07/01/15	5,000,000	5,348,500
CA Los Angeles County Metropolitan Transportation Authority
	Series 2003 A,
	Insured: FSA:
	5.000% 07/01/17	6,280,000	6,628,791
	5.000% 07/01/18	7,700,000	8,117,340
CO Denver City & County
	Series 1999 A,
	Insured: FSA
	5.375% 09/01/11	5,570,000	5,814,077
CO Department of Transportation
	Series 2002 B,
	Insured: MBIA:
	5.500% 06/15/14	3,000,000	3,316,530
	5.500% 06/15/15	1,000,000	1,112,710

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
CT Special Tax Obligation
	Series 2001 B,
	Insured: FSA
	5.375% 10/01/12	1,000,000	1,071,990
DC Washington Convention Center Authority
	Series 1998,
	Insured: AMBAC
	5.250% 10/01/14	5,620,000	5,816,869
FL Department of Environmental Protection Preservation
	Series 2000 A,
	Insured: FGIC
	5.750% 07/01/08	2,900,000	3,006,198
FL Jacksonville
	Series 2003 C, AMT,
	Insured: MBIA
	5.250% 10/01/19	1,750,000	1,833,895
FL Tampa
	Series 2001,
	Insured: AMBAC
	6.000% 10/01/08	1,000,000	1,046,340
IL Dedicated Tax Capital Appreciation
	Civic Center,
	Series 1990 B,
	Insured: AMBAC
	(b) 12/15/17	2,540,000	1,531,264
IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC
	7.750% 06/01/11	1,750,000	2,040,115
IL State
	Series 2002 Second,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,104,840
KS Wichita
	Series 2003-772,
	Insured: FGIC
	4.250% 09/01/16	1,260,000	1,271,403
KS Wyandotte County Unified Government
	Series 2005 B,
	4.750% 12/01/16	2,000,000	2,017,900
MA Massachusetts Bay Transportation Authority
	Series 2000 A,
	5.750% 07/01/14	250,000	266,968
MA State
	Series 2005 A,
	Insured: FSA
	5.500% 06/01/16	13,615,000	15,095,087

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
MD Department of Transportation
	Series 2002:
	5.500% 02/01/10	10,925,000	11,554,061
	5.500% 02/01/15	3,750,000	4,165,650
MI Trunk Line
	Series 1998 A:
	5.250% 11/01/10	1,500,000	1,584,705
	5.500% 11/01/16	2,000,000	2,222,540
	Series 2005,
	Insured: FSA
	5.250% 11/01/17	5,050,000	5,541,618
NJ Economic Development Authority
	Series 2004:
	5.500% 06/15/16	5,500,000	5,884,835
	6.375% 06/15/15	4,000,000	4,253,800
NJ Garden Trust Open Space & Farmland Preservation
	Series 2005 C,
	Insured: FSA
	5.125% 11/01/19	20,000,000	21,800,200
NM Bernalillo County
	Series 1998,
	5.250% 04/01/27	3,000,000	3,317,640
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	832,815
NM Santa Fe
	Series 1997 A,
	Insured: AMBAC
	5.000% 06/01/08	2,000,000	2,045,220
NM Transportation Commission
	Series 2000 A,
	6.000% 06/15/10	6,000,000	6,470,820
NY Local Government Assistance Corp.
	Series 1992 C,
	6.000% 04/01/12	150,000	161,999
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC:
	5.250% 11/15/16	3,000,000	3,283,080
	5.250% 11/15/17	4,000,000	4,390,480
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,330,000	1,443,954

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Series 2002 A,
	5.500% 11/01/26 (14.000% 11/01/11)(d)	10,000,000	10,717,200
	Series 2004 C,
	5.250% 02/01/18	3,500,000	3,734,360
	Series 2005 A-1,
	5.000% 11/01/14	10,000,000	10,701,300
NY Urban Development Corp.
	Series 2004 A,
	Insured: MBIA
	5.500% 03/15/20	6,500,000	7,311,850
PA Pittsburgh & Allegheny County
	Series 1999,
	Insured: AMBAC
	5.250% 02/01/12	500,000	523,650
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/12	1,000,000	1,085,980
	Series 2005 BB,
	Insured: FSA
	5.250% 07/01/22	12,000,000	13,245,240
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/18	8,705,000	9,748,468
TX Houston Hotel Occupancy Tax & Special Revenue
	Series 2001 B,
	Insured: AMBAC
	(b) 09/01/17	2,000,000	1,217,340
	Special Non-Property Tax Total		206,314,562
Special Property Tax – 0.6%
CA Oceanside Community Development Commission Tax Allocation
	Series 2003,
	5.200% 09/01/17	1,000,000	1,026,150
CA Santa Clara Redevelopment Agency Tax Allocation
	Bayshore North,
	Series 2002,
	Insured: AMBAC
	5.500% 06/01/13	4,195,000	4,558,371
MO Development Finance Board
	Series 2000 A,
	Insured: MBIA
	6.000% 04/01/14	2,000,000	2,145,480

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	1,500,000	1,501,845
NV Las Vegas Redevelopment Agency
	Sub Lien-Fremont Street,
	Series 2003 A,
	5.000% 06/15/13	3,685,000	3,782,394
	Special Property Tax Total		13,014,240
State Appropriated – 5.7%
AZ State Certificates of Participation
	Series 2002 B,
	Insured: FSA
	5.375% 09/01/08	2,000,000	2,064,200
CA Public Works Board
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,621,890
	Series 2004 A,
	5.500% 06/01/19	2,000,000	2,167,740
MI Building Authority
	Series 2003 II,
	Insured: MBIA
	5.000% 10/15/17	1,000,000	1,054,380
	Series 2005 I,
	Insured: AMBAC
	5.000% 10/15/29	7,000,000	7,346,780
NJ Economic Development Authority
	Series 2001 A,
	Insured: AMBAC
	5.500% 06/15/13	1,000,000	1,091,310
	Series 2005 K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,810,700
NJ Transportation Trust Fund Authority
	Series 1995,
	Insured: MBIA
	6.500% 06/15/10	1,000,000	1,092,550
	Series 2001 C,
	Insured: FSA
	5.500% 12/15/18	2,000,000	2,236,480
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,604,549
	Series 2004 B,
	Insured: MBIA
	5.500% 12/15/15	4,000,000	4,422,760
	Series 2006 A,
	5.500% 12/15/21	7,000,000	7,836,570
NY Dormitory Authority State Supported Debt
	St. University Educational Facilities,
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/17	10,000,000	11,175,900

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
NY Dormitory Authority
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26	1,000,000	1,065,190
	Series 1993 A:
	5.250% 05/15/15	5,850,000	6,259,383
	Insured: FSA
	5.250% 05/15/15	4,000,000	4,291,320
	Series 1995 A:
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,370,638
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,517,900
	Insured: FSA
	5.625% 07/01/16	500,000	551,790
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/22	6,730,000	7,623,407
NY Tollway Authority
	Series 2002,
	5.500% 04/01/13	4,510,000	4,853,256
NY Urban Development Corp.
	Series 1995,
	5.750% 04/01/11	500,000	537,765
	Series 2002 A,
	5.000% 01/01/17	4,000,000	4,162,000
OH Department of Administrative Services
	Certificates of Participation,
	Series 2005 A,
	Insured: MBIA
	5.250% 09/01/14	8,780,000	9,489,161
OR Department of Administrative Services
	Certificates of Participation,
	Series 2002 C,
	Insured: MBIA
	5.250% 11/01/10	10,000,000	10,544,600
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A:
	5.750% 08/01/27	2,500,000	2,655,625
	Insured: AMBAC
	5.250% 08/01/30	3,240,000	3,442,792
UT Building Ownership Authority
	Series 1998,
	Insured: FSA
	5.500% 05/15/14	5,000,000	5,474,600
	State Appropriated Total		116,365,236

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 10.5%
CA State
	Series 2000,
	5.000% 12/01/16	655,000	681,344
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/18	5,000,000	5,844,150
	Series 2003,
	5.250% 11/01/18	1,000,000	1,061,770
	Series 2004:
	5.000% 04/01/11	2,000,000	2,095,100
	5.000% 02/01/20	750,000	778,485
FL Board of Education Capital Outlay
	Series 1998 B,
	5.250% 06/01/11	3,990,000	4,238,178
FL Board of Education
	Series 2005 B,
	5.000% 01/01/14	17,395,000	18,547,245
FL Department of Transportation
	Series 2002,
	5.250% 07/01/13	7,290,000	7,863,286
GA State
	Series 1997 C,
	6.250% 08/01/09	4,400,000	4,710,684
	Series 1999 B:
	5.750% 08/01/08	1,000,000	1,039,960
	5.750% 08/01/10	2,000,000	2,150,220
HI State
	Series 2000 CU,
	Insured: MBIA
	5.750% 10/01/08	1,815,000	1,889,760
MA Massachusetts Bay Transportation Authority
	Series 1991 A,
	Insured: MBIA
	7.000% 03/01/21	5,750,000	7,102,515
	Series 1993 A,
	Insured: MBIA
	5.500% 03/01/09	3,000,000	3,127,260
	Series 1998 A,
	Insured: MBIA:
	5.500% 03/01/12	1,290,000	1,395,096
	5.500% 03/01/14	750,000	824,123
MA State
	Consolidated Loan,
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	6,500,000	7,290,140
	Series 1998 C,
	5.250% 08/01/17	1,775,000	1,935,868

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2002 C,
	Insured: FSA
	5.500% 11/01/11	13,000,000	13,995,280
	Series 2003 D:
	5.500% 10/01/17	5,000,000	5,562,550
	Insured: AMBAC
	5.500% 10/01/19	3,900,000	4,391,673
	Series 2004 A:
	Insured: AMBAC
	5.250% 08/01/20	10,000,000	11,013,700
	Insured: FSA
	5.250% 08/01/20	5,000,000	5,506,850
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,390,962
MN State
	Series 2000,
	5.500% 11/01/13	1,000,000	1,066,160
MS State
	Series 2000,
	5.000% 12/01/08	7,000,000	7,184,380
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,296,670
	Series 2003 A,
	5.250% 11/01/14	1,000,000	1,080,980
NJ State
	Series 2001 H,
	5.250% 07/01/14	5,000,000	5,416,850
OH State
	Series 2000 A,
	5.125% 02/01/09	2,495,000	2,576,137
	Series 2001 A,
	5.000% 06/15/12	5,000,000	5,197,700
OR State
	Series 1996 B, AMT,
	5.700% 08/01/16	295,000	299,702
	Series 1997 A, AMT,
	5.050% 08/01/11	90,000	91,714
PA State
	Series 2002:
	5.000% 02/01/09	2,000,000	2,058,660
	5.500% 02/01/15	3,000,000	3,325,680
	Series 2004:
	Insured: FSA
	5.375% 07/01/18	12,000,000	13,334,760
	Insured: MBIA
	5.375% 07/01/16	10,000,000	11,060,100

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
PR Commonwealth of Puerto Rico
	Series 2001 A:
	5.500% 07/01/13	6,395,000	6,841,819
	Insured: MBIA
	5.500% 07/01/20	9,000,000	10,142,010
	Series 2003 C,
	Insured: MBIA
	5.000% 07/01/28	1,000,000	1,023,440
TX State
	Public Finance Authority,
	Series 1997,
	5.000% 10/01/15	1,000,000	1,017,370
	Water Development,
	Series 1997 D,
	5.000% 08/01/19	10,910,000	11,006,335
UT State
	Series 2002 B,
	5.375% 07/01/11	10,000,000	10,713,900
VI Public Finance Authority
	Series 2004 A,
	5.000% 10/01/10	200,000	206,124
WA State
	Series 1998 C,
	5.500% 07/01/09	3,330,000	3,483,846
	Series 2000 A,
	5.625% 07/01/13	1,000,000	1,061,130
	State General Obligations Total		215,921,666
	TAX-BACKED TOTAL		960,412,248
TRANSPORTATION – 6.3%
Air Transportation – 0.6%
OH Dayton Special Facilities
	Air Freight Corp.,
	Series 1996 D, AMT,
	6.200% 10/01/09	500,000	531,220
TN Memphis Shelby County Airport Authority
	FedEx Corp.:
	Series 1997,
	5.350% 09/01/12	6,180,000	6,476,702
	Series 2001,
	5.000% 09/01/09	5,000,000	5,105,650
	Series 2002,
	5.050% 09/01/12	1,000,000	1,042,130
	Air Transportation Total		13,155,702
Airports – 1.9%
AZ Tucson Airport Authority, Inc.
	Series 2001, AMT,
	Insured: AMBAC
	5.500% 06/01/12	500,000	529,100

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
CO Denver City & County
	Series 1996 A,
	Insured: MBIA
	5.500% 11/15/25	2,000,000	2,027,840
	Series 2000 A, AMT,
	Insured: AMBAC
	6.000% 11/15/15	3,075,000	3,319,985
IL Chicago O’Hare International Airport
	General Airport Third Lien,
	Series 2005 B,
	Insured: MBIA
	5.250% 01/01/18	13,000,000	14,116,700
	Series 1993 C,
	Insured: MBIA
	5.000% 01/01/11	5,640,000	5,891,600
NC Charlotte
	Series 1999 B, AMT,
	Insured: MBIA
	6.000% 07/01/24	3,000,000	3,184,290
OK Airport Trust
	Series 2000 B, AMT,
	Insured: FSA
	5.375% 07/01/11	4,670,000	4,883,279
TX Houston Airport Systems
	Sub- Lien,
	Series 2002,
	Insured: FSA
	5.000% 07/01/27	5,000,000	5,094,600
		Airports Total	39,047,394
Toll Facilities – 2.5%
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA
	(b) 09/01/12	10,000,000	7,790,400
	Series 2000 B,
	Insured: MBIA
	(b) 09/01/18	1,500,000	866,850
CO Northwest Parkway Public Highway Authority
	Series 2001 C,
	Insured: AMBAC
	(e) 06/15/21 (5.700% 06/15/11)	4,000,000	3,447,680
KS Turnpike Authority
	Series 2002,
	Insured: FSA:
	5.250% 09/01/15	1,855,000	2,032,004
	5.250% 09/01/16	1,230,000	1,345,817

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
NJ Turnpike Authority
	Series 2000 A,
	Insured: MBIA:
	6.000% 01/01/11	2,125,000	2,309,769
	6.000% 01/01/13	275,000	306,834
NY Thruway Authority
	Second General Highway & Bridge Trust Fund:
	Series 2003 A,
	Insured: MBIA
	5.250% 04/01/12	2,145,000	2,297,038
	Series 2005 B:
	Insured: AMBAC
	5.500% 04/01/20	10,840,000	12,233,048
	Insured: FSA
	5.000% 04/01/15	7,500,000	8,035,800
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/18	5,000,000	5,618,650
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC:
	5.500% 02/15/21	2,000,000	2,262,060
	5.500% 02/15/24	1,000,000	1,140,060
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	500,000	529,690
PA Turnpike Commission
	Series 2001 S,
	5.500% 06/01/15	1,000,000	1,077,740
		Toll Facilities Total	51,293,440
Transportation – 1.3%
AR State
	Series 2000 A,
	5.500% 08/01/11	10,000,000	10,462,700
CA San Francisco Bay Area Rapid Transit District
	Series 2005 A,
	Insured: MBIA
	5.000% 07/01/20	2,040,000	2,150,956
GA Metropolitan Atlanta Rapid Transit Authority
	Series 1998 A,
	Insured: MBIA
	6.250% 07/01/10	1,000,000	1,087,960
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,660,491
MA State
	Series 2000 A,
	5.750% 06/15/13	350,000	375,634

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	6,725,000	7,404,023
OH Scioto County
	Norfolk Southern Corp.,
	Series 1998,
	5.300% 08/15/13	2,500,000	2,540,875
	Transportation Total		26,682,639
	TRANSPORTATION TOTAL		130,179,175
UTILITIES – 12.2%
Independent Power Producers – 0.4%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/14	6,680,000	7,260,492
	Independent Power Producers Total		7,260,492
Investor Owned – 1.4%
CO Adams County
	Public Service Co.,
	Series 2005 A,
	Insured: MBIA
	4.375% 09/01/17	11,550,000	11,577,142
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 1992,
	4.000% 05/15/18	1,000,000	999,220
NH Business Finance Authority
	Series 2001 C,
	Insured: MBIA
	5.450% 05/01/21	1,500,000	1,602,210
TX Brazos River Authority
	TXU Energy Co., LLC,
	Series 2001 C, AMT,
	5.750% 05/01/36	5,195,000	5,471,166
TX Sabine River Authority
	TXU Electric Co.,
	Series 2001 B, AMT,
	5.750% 05/01/30	2,995,000	3,164,068
TX San Antonio Electric & Gas
	Series 2002,
	5.375% 02/01/14	2,500,000	2,713,600

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
WY Lincoln County
	Pacificorp,
	Series 1991,
	3.400% 01/01/16	3,075,000	2,975,063
		Investor Owned Total	28,502,469
Joint Power Authority – 0.5%
AZ Salt River Project Agricultural Improvement & Power District
	Series 2002 C,
	5.000% 01/01/12	1,000,000	1,056,710
NC Eastern Municipal Power Agency
	Series 1993 B,
	6.125% 01/01/09	2,000,000	2,096,900
TX Municipal Power Agency
	Series 1993,
	Insured: MBIA
	(b) 09/01/15	250,000	168,618
UT Associated Municipal Power Systems
	Series 2003 A,
	Insured: FSA
	5.000% 04/01/12	1,250,000	1,318,912
WA Energy Northwest Electric
	Series 2002 A,
	Insured: MBIA:
	5.500% 07/01/16	4,675,000	5,061,529
	5.750% 07/01/18	1,000,000	1,088,060
	Joint Power Authority Total		10,790,729
Municipal Electric – 4.5%
AZ Power Reserves Authority
	Series 2001,
	5.000% 10/01/10	500,000	522,600
CA Department of Water Resources
	Series 2002 A:
	5.500% 05/01/11	10,000,000	10,679,400
	6.000% 05/01/13	2,000,000	2,229,580
	Insured: MBIA
	5.250% 05/01/10	5,000,000	5,259,250
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,670,325
MI Public Power Agency
	Series 2002 A,
	Insured: MBIA
	5.250% 01/01/16	1,000,000	1,086,610
MN Northern Municipal Power Agency
	Series 1998,
	Insured: FSA
	5.250% 01/01/12	2,490,000	2,615,048

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
NY Long Island Power Authority
	Series 2006 A,
	Insured: FGIC
	5.000% 12/01/19	10,000,000	10,572,400
OK Grand River Dam Authority
	Series 2002 A,
	Insured: FSA
	5.000% 06/01/12	1,000,000	1,059,630
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	3,000,000	3,333,240
	Series 2002 KK,
	Insured: FSA:
	5.250% 07/01/12	1,000,000	1,072,870
	5.500% 07/01/15 (a)	10,000,000	11,107,400
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	549,290
TN Metropolitan Government Nashville & Davidson County
	Series 1998 B,
	5.500% 05/15/13	2,000,000	2,188,500
TX Sam Rayburn Municipal Power Agency
	Series 2002,
	5.500% 10/01/11	8,355,000	8,657,869
TX San Antonio Electric & Gas
	Series 2002,
	5.000% 02/01/10	5,000,000	5,188,250
	Series 2005,
	5.000% 02/01/18	10,000,000	10,501,300
WA Seattle Municipal Light & Power
	Series 2001,
	Insured: FSA
	5.250% 03/01/11	10,365,000	10,965,963
	Municipal Electric Total		92,259,525
Water & Sewer – 5.4%
AZ Central Arizona Water Conservation District
	Series 1993 A,
	5.500% 11/01/08	250,000	259,543
AZ Phoenix Civic Improvement Corp.
	Junior Lien,
	Series 2001,
	Insured: FGIC
	5.250% 07/01/08	1,130,000	1,162,081
CA Citrus Heights Water District
	Series 2000,
	Insured: FGIC
	5.250% 10/01/20	1,800,000	1,902,096

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Department of Water Resources
	Central Valley,
	Series 2002 X,
	Insured: FGIC
	5.500% 12/01/15	1,000,000	1,119,380
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: MBIA
	5.500% 05/01/29	3,000,000	3,376,230
DC Water & Sewer Authority
	Series 1998,
	Insured: FSA
	5.500% 10/01/11	2,000,000	2,149,280
FL Tallahassee Consolidated Utility
	Series 2001,
	Insured: FGIC
	5.500% 10/01/17	1,900,000	2,126,347
GA Atlanta Water & Wastewater
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/18	15,305,000	16,885,088
GA Columbus Water & Sewer
	Series 2002,
	Insured: FSA
	5.000% 05/01/10	1,000,000	1,042,230
IL Chicago Waterworks
	Series 1993,
	Insured: FGIC:
	5.100% 11/01/08	1,490,000	1,532,182
	6.500% 11/01/09	2,155,000	2,326,366
IN Bond Bank
	Series 2001 A,
	5.375% 02/01/13	1,910,000	2,063,220
KS Wichita Water & Sewer Utility
	Series 2005 A,
	Insured: FGIC
	5.000% 10/01/14	1,000,000	1,069,750
KS Wyandotte County Unified Government Utility System
	Series 2004 B,
	Insured: FSA
	5.000% 09/01/32	2,000,000	2,062,960
MA Water Resource Authority
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,000,000	1,107,420
	Series 2005 A,
	Insured: MBIA
	5.250% 08/01/17	6,885,000	7,547,130

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
MI Detroit Water Supply Systems
	Series 1995 B,
	Insured: MBIA
	5.300% 07/01/09	1,000,000	1,040,730
NC Charlotte Water & Sewer System
	Series 2002 A,
	5.000% 07/01/09	1,000,000	1,034,480
NY New York City Municipal Water Finance Authority
	Series 2000 B,
	5.125% 06/15/31	7,000,000	7,183,820
OH Cleveland Waterworks
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/13	750,000	790,230
PA Allegheny County
	Series 2005 A,
	Insured: MBIA
	5.000% 12/01/17	265,000	280,627
PA Lancaster Area Sewer Authority
	Series 2004,
	Insured: MBIA
	5.000% 04/01/16	500,000	529,420
PA Philadelphia Water & Wastewater
	Series 1993,
	Insured: MBIA
	5.625% 06/15/09	1,000,000	1,050,340
TN Metropolitan Government Nashville & Davidson County Water & Sewer
	Series 1993,
	Insured: FGIC
	6.500% 01/01/10	2,750,000	2,982,017
TX Colorado River Municipal Water
	Series 2003,
	Insured: AMBAC
	5.000% 01/01/12	4,030,000	4,240,406
TX Dallas Waterworks & Sewer Systems
	Series 2001,
	5.000% 10/01/16	7,300,000	7,621,784
TX Houston Utility System
	Series 2004 A,
	Insured: FGIC
	5.250% 05/15/24	5,000,000	5,297,600
TX Houston Water & Sewer System
	Junior Lien:
	Series 1991 C,
	Insured: AMBAC
	(b) 12/01/11	4,000,000	3,213,720

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	Series 2001 A,
	Insured: FSA
	5.500% 12/01/17	4,720,000	5,040,866
VA Upper Occoquan Sewage Authority Regional Sewage
	Series 2005,
	Insured: FSA
	5.000% 07/01/22	16,680,000	17,498,821
WI Milwaukee Metropolitan Sewer District
	Series 1997 A,
	5.125% 10/01/16	5,790,000	5,869,786
		Water & Sewer Total	111,405,950
		UTILITIES TOTAL	250,219,165
	Total Municipal Bonds (cost of $1,984,111,466)		2,025,562,453

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	41,272	41,272
	Total Investment Company (cost of $41,272)		41,272

		Par ($)
Short-Term Obligations – 1.1%
VARIABLE RATE DEMAND NOTES(f) – 1.1%
AK Valdez Marine Terminal Revenue
	Exxon Pipeline Co.,
	Series 1993 C,
	3.570% 12/01/33	2,000,000	2,000,000
FL Orange County School Board
	Series 2000 B,
	3.680% 08/01/25	2,100,000	2,100,000
	Series 2002 B,
	3.680% 08/01/27	500,000	500,000
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	Insured: AMBAC,
	LOC: Wachovia Bank N.A.
	3.700% 12/01/15	500,000	500,000
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	3.680% 11/15/27	3,500,000	3,500,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(f) – (continued)
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	3.730% 10/01/32	100,000	100,000
	Great Lakes Christian,
	Series 2002 A,
	LOC: Wells Fargo Bank N.A.
	3.650% 06/01/25	500,000	500,000
KY Shelby County Lease Revenue
	Series 2004 A,
	LOC: U.S. Bank N.A.
	3.680% 09/01/34	900,000	900,000
MS Jackson County Pollution Control Revenue
	Chevron USA, Inc.,
	Series 1992,
	3.680% 12/01/16	400,000	400,000
NE Educational Finance Authority
	Creighton University,
	Series 2003,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.680% 03/01/33	2,200,000	2,200,000
SD Health & Educational Facilities Authority
	Rapid City Regional Hospital,
	Series 2003,
	Insured: MBIA,
	SPA: U.S. Bank N.A.
	3.680% 09/01/27	1,100,000	1,100,000
TX Bell County Health Facilities Development Corp.
	Scott & White Memorial Hospital,
	Series 2001 1,
	3.680% 08/15/31	1,500,000	1,500,000
TX Harris County Health Facilities Development Corp.
	YMCA-Greater Houston Area,
	Series 2002,
	LOC: JPMorgan Chase Bank
	3.680% 07/01/37	3,900,000	3,900,000
WY Uinta County
	Chevron Corp.:
	Series 1992,
	3.680% 12/01/22	400,000	400,000
	Series 1993,
	3.680% 08/15/20	2,100,000	2,100,000

	VARIABLE RATE DEMAND NOTES TOTAL		21,700,000
	Total Short-Term Obligations (cost of $21,700,000)		21,700,000

Total Investments – 99.6% (cost of $2,005,852,738)(g)(h)	2,047,303,725
Other Assets & Liabilities, Net – 0.4%	8,510,943
Net Assets – 100.0%	2,055,814,668

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	Zero coupon bond.

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2006.

(g)	Cost for federal income tax purposes is $2,005,705,790.

(h)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$48,826,732	$(7,228,797)	$41,597,935

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association

LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.3%
EDUCATION – 5.0%
Education – 5.0%
NJ Educational Facilities Authority
	Drew University,
	Series 2003 A,
	Insured: FGIC
	5.250% 07/01/20	1,000,000	1,101,990
	Seton Hall University Project,
	Series 2001 A,
	Insured: AMBAC
	5.250% 07/01/16	200,000	211,784
	Stevens Institute of Technology:
	Series 1998 I,
	5.000% 07/01/09	200,000	204,674
	Series 2002 B,
	5.000% 07/01/10	1,120,000	1,156,501
NJ Rutgers State University
	Series 1997 U,
	5.000% 05/01/14	500,000	513,430
	Education Total		3,188,379
	EDUCATION TOTAL		3,188,379
HEALTH CARE – 6.2%
Continuing Care Retirement – 1.5%
NJ Economic Development Authority
	Lutheran Social Ministries,
	Series 2005,
	5.100% 06/01/27	500,000	491,650
	Marcus L Ward Home,
	Series 2004,
	5.750% 11/01/24	400,000	423,172
	Continuing Care Retirement Total		914,822
Hospitals – 4.7%
NJ Economic Development Authority
	University of Medicine and Dentistry of New Jersey,
	Series 2000,
	Insured: AMBAC
	5.500% 06/01/09	315,000	329,496
NJ Health Care Facilities Financing Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	500,000	528,405
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/18	575,000	578,059
	Hackensack University Medical Center:
	Series 1998 A,
	Insured: MBIA
	5.000% 01/01/18	500,000	508,395
	Series 2000:
	5.700% 01/01/11	500,000	528,350

1

			Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.875% 01/01/15		500,000	527,775
			Hospitals Total	3,000,480
	HEALTH CARE TOTAL			3,915,302
HOUSING – 1.4%
Multi-Family – 1.4%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing	:
	Series 2000 B,
	Insured: FSA
	6.050% 11/01/17		250,000	260,840
	Series 2000 E-2,
	Insured: FSA
	5.750% 11/01/25		135,000	140,115
NJ Middlesex County Improvement Authority
	Student Housing Urban Renewal,
	Series 2004 A,
	5.000% 08/15/18		500,000	509,600
	Multi-Family Total			910,555
	HOUSING TOTAL			910,555
OTHER – 22.1%
Pool/Bond Bank – 2.1%
NJ Environmental Infrastructure Trust
	Series 1998,
	Insured: FGIC
	5.000% 04/01/12		500,000	518,265
NJ Monmouth County Improvement Authority
	Series 1995,
	Insured: FSA
	5.450% 07/15/13		305,000	311,466
	Series 2000,
	Insured: AMBAC
	5.000% 12/01/12		500,000	521,750
	Pool/Bond Bank Total			1,351,481
Refunded/Escrowed(a) – 18.4%
NJ Atlantic County Improvement Authority
	Series 1985,
	Escrowed to Maturity,
	Insured: MBIA
	7.375% 07/01/10		215,000	231,680
NJ Bayonne Municipal Utilities Authority
	Series 1997,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 01/01/12	500,000		512,575

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NJ Cherry Hill Township
	Series 1999,
	Pre-refunded 07/15/09,
	Insured: FGIC
	5.250% 07/15/19	500,000	520,360
NJ Delaware River and Bay Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: AMBAC
	5.400% 01/01/14	250,000	264,892
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	212,870
NJ Educational Facilities Authority
	Princeton University,
	Series 1999 B,
	Pre-refunded 07/01/09,
	5.125% 07/01/19	1,000,000	1,036,780
	Rowan University,
	Series 2000 B,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.250% 07/01/19	250,000	263,163
	William Patterson University,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: FGIC
	5.375% 07/01/21	500,000	528,580
NJ Environmental Infrastructure Trust
	Series 2000 A:
	Pre-refunded 09/01/07,
	5.000% 09/01/17	400,000	409,420
	Pre-refunded 09/01/10:
	5.000% 09/01/14	350,000	368,872
	5.250% 09/01/20	1,000,000	1,063,300
NJ Essex County Improvement Authority
	Lease Revenue,
	Series 2000,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.250% 10/01/11	500,000	527,865
NJ Highway Authority
	Garden State Parkway:
	Series 1989,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,159,360
	Series 1999,
	Pre-refunded 01/01/10,
	Insured: FGIC
	5.600% 01/01/17	300,000	319,878

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
NJ Pleasantville School District
	Series 1998,
	Pre-refunded 02/15/08,
	Insured: MBIA
	5.000% 02/15/11	500,000	509,590
NJ Randolph Township School District
	Series 1998,
	Pre-refunded 08/01/08,
	Insured: FGIC
	5.000% 08/01/15	500,000	510,385
NJ State
	Certificates of Participation,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	535,550
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series 1999 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.750% 06/15/15	1,000,000	1,129,570
NJ Trenton
	Series 2000,
	Pre-refunded 03/01/09,
	Insured: FGIC
	5.700% 03/01/19	250,000	264,077
NJ Turnpike Authority
	Series 2000 A,
	Pre-refunded 01/01/10,
	Insured: MBIA
	5.750% 01/01/19	295,000	313,355
NJ Vernon Township Board of Education
	Series 1999,
	Pre-refunded 12/01/09,
	Insured: FGIC
	5.375% 12/01/19	300,000	314,838
NJ West Deptford Township
	Series 2000,
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.500% 09/01/20	400,000	425,636
NJ West Orange Board of Education
	Certificates of Participation,
	Series 1999,
	Pre-refunded 10/01/09,
	Insured: MBIA
	5.625% 10/01/29	250,000	265,850
	Refunded/Escrowed Total		11,688,446

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 1.6%
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	5.375% 06/01/18	1,000,000	1,014,150
	Tobacco Total		1,014,150
	OTHER TOTAL		14,054,077
OTHER REVENUE – 1.3%
Hotels – 1.3%
NJ Middlesex County Import Authority
	Heldrich Associates,
	Series 2005 A,
	5.000% 01/01/20	815,000	817,747
	Hotels Total		817,747
	OTHER REVENUE TOTAL		817,747
TAX-BACKED – 48.2%
Local Appropriated – 3.4%
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/23	1,000,000	1,077,090
NJ East Orange Board of Education
	Certificates of Participation,
	Series 1998,
	Insured: FSA
	(b) 02/01/18	1,000,000	598,090
NJ Essex County Improvement Authority
	Series 1996,
	Insured: AMBAC
	5.000% 12/01/08	250,000	255,908
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.500% 08/01/17	250,000	266,352
	Local Appropriated Total		2,197,440
Local General Obligations – 24.6%
NJ Cherry Hill Township
	Series 1999 B,
	5.250% 07/15/11	500,000	532,180
NJ Flemington Raritan Regional School District
	Series 2000,
	Insured: FGIC
	5.700% 02/01/15	400,000	449,452
NJ Freehold Regional High School District
	Series 2001,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,307,883
NJ Greenwich Township Board of Education
	Series 1998,
	Insured: FSA:
	5.000% 01/15/13	500,000	507,630
	5.000% 01/15/14	800,000	812,208

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NJ Hackensack
	Series 1998,
	4.900% 03/15/09	500,000	513,710
NJ Kearny
	Series 1997,
	Insured: FGIC
	5.250% 02/15/08	600,000	614,364
NJ Manalapan Englishtown Regional Board of Education
	Series 2004,
	Insured: FGIC
	5.750% 12/01/20	1,325,000	1,533,528
NJ Mercer County Improvement Authority
	Series 1998 B,
	Insured: FGIC
	5.000% 02/15/14	250,000	256,383
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: MBIA
	5.000% 08/01/12	500,000	523,770
	Series 1998,
	5.000% 10/01/09	500,000	519,685
NJ North Brunswick Township Board of Education
	Series 1997,
	Insured: FGIC:
	5.000% 02/01/10	750,000	761,737
	5.000% 05/15/12	1,000,000	1,018,210
NJ Ocean County Utilities Authority
	Wastewater Revenue,
	Series 2001,
	5.250% 01/01/18	1,000,000	1,056,310
NJ Parsippany-Troy Hills Township
	Series 1997,
	Insured: MBIA
	5.000% 12/01/15	500,000	516,505
NJ Passaic County
	Series 2003,
	Insured: FSA
	5.200% 09/01/16	1,500,000	1,645,500
NJ Summit
	Series 2001,
	5.250% 06/01/16	1,205,000	1,320,029
NJ Union County
	General Improvement,
	Series 1999,
	5.125% 02/01/16	250,000	261,645

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA
	5.250% 01/01/26	1,330,000	1,478,375
	Local General Obligations Total		15,629,104
Special Non-Property Tax – 5.0%
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(b) 12/15/17	3,000,000	1,808,580
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	750,000	778,913
	Series 2004,
	Insured: MBIA
	(b) 07/01/21	1,255,000	629,997
	Special Non-Property Tax Total		3,217,490
State Appropriated – 13.1%
NJ Economic Development Authority
	Series 2000,
	Insured: AMBAC
	5.250% 06/15/08	250,000	256,707
	Series 2001 C,
	Insured: AMBAC
	5.500% 06/15/12	500,000	541,355
	Series 2005 A,
	Insured: FSA
	5.000% 03/01/19	2,305,000	2,424,768
NJ Educational Facilities Authority
	Series 2001 A,
	5.000% 03/01/15	1,855,000	1,937,214
NJ Sports & Exposition Authority
	Series 2000 C,
	5.000% 03/01/11	500,000	522,375
NJ Transportation Trust Fund Authority
	Series 1999 A,
	5.625% 06/15/12	400,000	433,284
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,105,690
	Series 2005 B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,101,150
	State Appropriated Total		8,322,543
State General Obligations – 2.1%
PR Commonwealth of Puerto Rico
	Series 1998,
	Insured: MBIA
	6.000% 07/01/16	250,000	290,035

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2004 A,
	5.000% 07/01/30(c)	1,000,000	1,031,450
	State General Obligations Total		1,321,485
	TAX-BACKED TOTAL		30,688,062
TRANSPORTATION – 5.8%
Toll Facilities – 4.1%
NJ Burlington County Bridge Commission
	Series 2002,
	5.250% 08/15/18	1,130,000	1,193,924
NJ Turnpike Authority
	Series 2004 B,
	Insured: AMBAC
	(d) 01/01/35 (5.150% 01/01/15)	500,000	334,915
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	1,000,000	1,059,380
	Toll Facilities Total		2,588,219
Transportation – 1.7%
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	1,000,000	1,100,970
	Transportation Total		1,100,970
	TRANSPORTATION TOTAL		3,689,189
UTILITIES – 8.3%
Municipal Electric – 1.7%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 DD,
	Insured: FSA
	5.250% 07/01/15	250,000	260,215
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	823,935
	Municipal Electric Total		1,084,150
Water & Sewer – 6.6%
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: FSA
	5.750% 01/01/16	1,000,000	1,131,120
NJ Middlesex County Utilities Authority
	Series 1997 A,
	Insured: FGIC
	5.000% 12/01/12	400,000	409,452

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
NJ North Hudson Sewerage Authority
	Sewer Revenue,
	Series 2006 A,
	Insured: MBIA
	5.125% 08/01/17(e)	600,000	650,916
NJ North Jersey District Water Supply Commission
	Series 1997 A,
	Insured: MBIA
	5.000% 11/15/10	500,000	512,090
NJ Rahway Valley Sewerage Authority
	Series 2005 A,
	Insured: MBIA
	(b) 09/01/25	1,000,000	396,850
NJ Southeast Morris County Municipal Utilities Authority
	Series 2001,
	Insured: MBIA
	5.000% 01/01/10	1,055,000	1,095,860
	Water & Sewer Total		4,196,288
	UTILITIES TOTAL		5,280,438
	Total Municipal Bonds (cost of $60,962,126)		62,543,749

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	721	721
	Total Investment Company (cost of $721)		721

		Par ($)
Short-Term Obligations – 1.9%
VARIABLE RATE DEMAND NOTES(f) – 1.9%
FL Orange County School Board
	Series 2002 B,
	SPA: SunTrust Bank
	3.680% 08/01/27	300,000	300,000
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	3.680% 11/15/27	200,000	200,000
MS Jackson County Pollution Control Revenue
	Chevron Corp.,
	Series 1992,
	3.680% 12/01/16	400,000	400,000

9

Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(f) – (continued)
NJ Union County Industrial Pollution Control Financing Authority
	Exxon Mobil Corp.,
	Series 1989,
	LOC: JP Morgan Chase Bank
	3.400% 10/01/24	100,000	100,000
WI Health & Educational Facilities Authority
	ProHealth Care, Inc.,
	Series 2001 B,
	Insured: AMBAC,
	SPA: JPMorgan Chase Bank
	3.680% 08/15/30	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,200,000
	Total Short-Term Obligations (cost of $1,200,000)		1,200,000
	Total Investments – 100.2% (cost of $62,162,847)(g)(h)		63,744,470
	Other Assets & Liabilities, Net – (0.2)%		(124,003)
	Net Assets – 100.0%		63,620,467

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2006.

10

(d)	Step bond. This security is currently not paying a coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(e)	Security purchased on a delayed delivery basis.

(f)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2006.

(g)	Cost for federal income tax purposes is $62,146,891.

(h)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,803,944	$(206,365)	$1,597,579

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

11

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 94.6%
EDUCATION – 7.7%
Education – 6.9%
NY Dormitory Authority
	Brooklyn Law School,
	Series 2003 A,
	Insured: RAD
	5.250% 07/01/10	500,000	523,540
	Fordham University,
	Series 2002,
	Insured: FGIC
	5.000% 07/01/07	360,000	364,331
	Mount Sinai School of Medicine,
	Series 1995 B,
	Insured: MBIA
	5.700% 07/01/11	1,175,000	1,231,118
	New York University:
	Series 1998 A,
	Insured: MBIA:
	5.750% 07/01/20	2,000,000	2,308,080
	6.000% 07/01/17	2,475,000	2,878,301
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,337,490
	Series 2001 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	959,679
		Education Total	9,602,539
Prep School – 0.8%
NY New York City Industrial Development Agency
	Civic Facility,
	Trinity Episcopal School Corp. Project,
	Series 1997,
	Insured: MBIA
	5.250% 06/15/17	1,000,000	1,031,900
		Prep School Total	1,031,900
		EDUCATION TOTAL	10,634,439
HEALTH CARE – 5.1%
Hospitals – 4.0%
NY Dormitory Authority
	Long Island Jewish Medical Center,
	Series 2003,
	5.000% 05/01/11	820,000	851,045
	New York Methodist Hospital,
	Series 2004,
	5.250% 07/01/24	1,000,000	1,035,970
	White Plains Hospital,
	Series 2004,
	Insured: FHA
	4.625% 02/15/18	635,000	649,541
NY Monroe County Industrial Development Agency
	Series 2005,
	5.000% 08/01/22	700,000	702,919

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
NY New York City Health & Hospital Corp.
	Series 2003 A,
	Insured: AMBAC
	5.000% 02/15/11	2,000,000	2,095,340
NY Saratoga County Industrial Development Agency
	Civic Facilities Revenue,
	Saratoga Hospital Project,
	Series 2004 A,
	5.000% 12/01/13	250,000	257,453
		Hospitals Total	5,592,268
Nursing Homes – 1.1%
NY Dormitory Authority
	AIDS Long Term Health Care Facility,
	Series 2005,
	Insured: SONYMA
	5.000% 11/01/12	500,000	518,580
	Gurwin Nursing Home,
	Series 2005 A,
	Insured: FHA
	4.400% 02/15/20	970,000	971,348
	Nursing Homes	Total	1,489,928
		HEALTH CARE TOTAL	7,082,196
HOUSING – 1.1%
Multi-Family – 0.0%
NY Housing Finance Agency Revenue
	Multi-Family Mortgage Housing,
	Series 1992 A,
	Insured: FHA
	6.950% 08/15/12	30,000	30,433
		Multi-Family Total	30,433
Single-Family – 1.1%
NY Mortgage Agency Revenue
	Homeowner Mortgage:
	Series 2000 96,
	5.200% 10/01/14	435,000	437,001
	Series 2005 128,
	4.350% 10/01/16	1,000,000	1,006,410
		Single-Family Total	1,443,411
		HOUSING TOTAL	1,473,844
OTHER – 27.6%
Other – 0.8%
NY New York City Industrial Development Agency
	Civic Facility Revenue,
	United Jewish Appeal,
	Series 2004 A,
	5.000% 07/01/27	625,000	644,337

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Other – (continued)
NY Westchester County Industrial Development Agency
	Civic Facilities Revenue,
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	500,000	511,455
		Other Total	1,155,792
Refunded/Escrowed(a) – 26.1%
NY Dormitory Authority
	City University Systems Consolidated 4th Generation,
	Series 2001 A,
	Pre-refunded 07/01/11,
	Insured: FGIC
	5.500% 07/01/16	2,280,000	2,460,736
	Columbia University,
	Series 2002 B,
	Pre-refunded 07/01/12,
	5.375% 07/01/15	1,000,000	1,085,480
	Fordham University,
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 07/01/07	530,000	536,471
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Insured: MBIA
	(b) 07/01/25	3,750,000	1,615,988
	State University Dormitory Facilities:
	Series 2000 A,
	Pre-refunded 07/01/10,
	6.000% 07/01/30	1,000,000	1,091,010
	Series 2002,
	Pre-refunded 07/01/12,
	5.375% 07/01/19	1,130,000	1,225,338
NY Environmental Facilities Corp.
	Pollution Control Revenue State Water,
	New York City Municipal Water,
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/12	1,815,000	2,004,649
NY Long Island Power Authority
	Electric Systems Revenue,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	5.500% 12/01/13	2,000,000	2,210,340
NY Metropolitan Transportation Authority
	Dedicated Tax Fund:
	Series 1996 A,
	Pre-refunded 10/01/10,
	Insured: MBIA
	5.500% 04/01/16	1,000,000	1,068,060
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,160,080

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Transportation Facilities,
	Series 1999 A,
	Pre-refunded 07/01/09,
	6.000% 07/01/19	2,000,000	2,126,580
NY Municipal Assistance Corp.
	Series 1997 L,
	Economically Defeased,
	6.000% 07/01/08	1,500,000	1,564,635
NY New York City Transitional Finance Authority
	Series 2000 C,
	Pre-refunded 05/01/10,
	5.500% 11/01/29	3,000,000	3,211,260
NY New York City
	Series 1997 I,
	Pre-refunded 04/15/07,
	6.000% 04/15/09	1,000,000	1,026,310
NY Onondaga County
	Series 1992,
	Economically Defeased,
	5.875% 02/15/10	285,000	305,184
NY Thruway Authority
	Highway & Bridge Trust Fund,
	Series 2000 B-1:
	Escrowed to Maturity,
	Insured: FGIC
	5.500% 04/01/10	1,535,000	1,627,760
	Pre-refunded 04/01/10,
	Insured: FGIC
	5.750% 04/01/16	2,000,000	2,155,320
	Second General Highway & Bridge,
	Series 2003 A,
	Pre-refunded 04/01/13,
	Insured: MBIA
	5.250% 04/01/17	1,750,000	1,893,832
NY Triborough Bridge & Tunnel Authority
	General Purpose:
	Series 1991 X,
	Escrowed to Maturity,
	6.625% 01/01/12	300,000	339,558
	Series 1992 Y,
	Escrowed to Maturity:
	5.500% 01/01/17	2,000,000	2,203,840
	6.000% 01/01/12	750,000	811,523
	Series 1999 B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,272,960
PA Elizabeth Forward School District
	Capital Appreciation,
	Series 1994 B,
	Escrowed to Maturity,
	Insured: MBIA

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	(b) 09/01/20	2,210,000	1,163,145
		Refunded/Escrowed Total	36,160,059
Tobacco – 0.7%
PR Commonwealth of Puerto Rico
	Children’s Trust Fund,
	Tobacco Settlement,
	Series 2002,
	5.000% 05/15/08	1,000,000	1,008,090
		Tobacco Total	1,008,090
		OTHER TOTAL	38,323,941
OTHER REVENUE – 1.5%
Recreation – 1.5%
NY New York City Trust for Cultural Resources
	American Museum of National History,
	Series 1997 A,
	Insured: MBIA
	5.600% 04/01/18	2,000,000	2,043,940
		Recreation Total	2,043,940
		OTHER REVENUE TOTAL	2,043,940
RESOURCE RECOVERY – 1.1%
Disposal – 1.1%
NY Hempstead Town Industrial Development Authority
	America Ref-Fuel Co.,
	Series 2001,
	5.000% 12/01/10	1,500,000	1,535,265
		Disposal Total	1,535,265
		RESOURCE RECOVERY TOTAL	1,535,265
TAX-BACKED – 34.6%
Local Appropriated – 1.1%
NY Dormitory Authority
	Court Facilities,
	Series 2003 A,
	5.250% 05/15/11	1,500,000	1,583,235
		Local Appropriated Total	1,583,235
Local General Obligations – 11.0%
NY Monroe County Public Improvement
	Series 1992,
	Insured: MBIA
	6.100% 03/01/09	15,000	15,028
	Series 1996,
	Insured: MBIA
	6.000% 03/01/16	1,210,000	1,396,134
NY New York City
	Capital Appreciation,
	Series 1998 F,
	Insured: MBIA
	(b) 08/01/08	2,060,000	1,906,118

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 1998 G,
	Insured: MBIA
	(b) 08/01/08	2,500,000	2,313,250
	Series 2001 F,
	5.000% 08/01/09	1,000,000	1,032,490
	Series 2003 J,
	5.500% 06/01/16	1,250,000	1,343,438
	Series 2004 B,
	5.250% 08/01/15	2,000,000	2,143,820
	Series 2005 G,
	5.250% 08/01/16	500,000	540,730
NY Onondaga County
	Series 1992,
	5.875% 02/15/10	215,000	230,508
NY Orange County
	Series 2005 A,
	5.000% 07/15/18	1,500,000	1,611,855
NY Orleans County
	Series 1989,
	6.500% 09/15/08	100,000	105,642
NY Red Hook Central School District
	Series 2002,
	Insured: FSA
	5.125% 06/15/17	890,000	941,896
NY Rensselaer County
	Series 1998 A,
	Insured: AMBAC
	5.250% 06/01/11	545,000	579,640
NY Three Village Central School District
	Series 2005,
	Insured: FGIC
	5.000% 06/01/18	1,000,000	1,075,880
		Local General Obligations Total	15,236,429
Special Non-Property Tax – 8.2%
NY Dormitory Authority
	State Personal Income Tax Revenue,
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,146,380
NY Environmental Facilities Corp.
	Personal Income Tax Revenue,
	Series 2004 A,
	Insured: FGIC
	5.000% 12/15/24	2,000,000	2,078,920
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,540,000	4,005,793

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Subordinated Lien,
	Series 2003 A-2,
	5.000% 04/01/09	1,000,000	1,032,160
NY Metropolitan Transportation Authority
	Dedicated Tax Fund,
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/18	800,000	879,944
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: FSA
	5.250% 07/01/22	2,000,000	2,207,540
	Special Non-Property Tax Total		11,350,737
State Appropriated – 13.5%
NY Dormitory Authority
	4201 Schools Program,
	Series 2000,
	6.250% 07/01/20	1,685,000	1,838,756
	City University System:
	Consolidated 2nd Generation,
	Series 2000 A,
	Insured: AMBAC
	6.125% 07/01/13	2,000,000	2,183,780
	Consolidated 3rd Generation,
	Series 2003 1,
	5.250% 07/01/11	1,000,000	1,057,540
	Series 1993 A,
	5.250% 05/15/15	2,000,000	2,139,960
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26(c)	1,500,000	1,597,785
	State University:
	Series 2000 C,
	Insured: FSA
	5.750% 05/15/17	1,250,000	1,422,788
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/21	1,000,000	1,130,250
NY Housing Finance Agency
	Service Contract,
	Series 2003 K,
	5.000% 03/15/10	1,485,000	1,539,618
NY Urban Development Corp.
	Series 2002 A,
	5.000% 01/01/17	2,000,000	2,081,000
	Series 2003 A,
	4.000% 01/01/28	2,000,000	1,999,480
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27(c)	1,675,000	1,779,269
	State Appropriated Total		18,770,226

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 0.8%
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.000% 07/01/30(c)	1,000,000	1,031,450
	State General Obligations Total		1,031,450
	TAX-BACKED TOTAL		47,972,077
TRANSPORTATION – 8.3%
Ports – 1.1%
NY Port Authority of New York & New Jersey
	Consolidated One Hundred Thirty Fifth,
	Series 2004,
	Insured: XLC
	5.000% 09/15/28	1,500,000	1,550,865
		Ports Total	1,550,865
Toll Facilities – 4.5%
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2005 A,
	Insured: MBIA
	5.000% 04/01/22	500,000	522,495
	Service Contract,
	Local Highway & Bridge,
	Series 2002,
	5.250% 04/01/09	1,500,000	1,555,740
NY Triborough Bridge & Tunnel Authority
	Series 2002 B,
	5.000% 11/15/09	2,000,000	2,076,120
	Series 2006 A,
	5.000% 11/15/19	2,000,000	2,118,700
	Toll Facilities Total		6,273,055
Transportation – 2.7%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/24	750,000	832,477
	Series 2005 C,
	5.000% 11/15/16	750,000	797,408

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
NY Thruway Authority
	Service Contract,
	Local Highway & Bridge,
	Series 2001,
	5.250% 04/01/11	2,000,000	2,119,320
	Transportation Total		3,749,205
	TRANSPORTATION TOTAL		11,573,125
UTILITIES – 7.6%
Joint Power Authority – 1.5%
NY Power Authority
	Series 2002 A,
	5.000% 11/15/07	2,000,000	2,032,520
	Joint Power Authority Total		2,032,520
Municipal Electric – 3.4%
NY Long Island Power Authority
	Electric Systems Revenue:
	Series 2003 A,
	5.000% 06/01/09	2,000,000	2,060,920
	Series 2003 C,
	5.500% 09/01/21	1,000,000	1,069,420
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,111,080
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	500,000	549,290
	Municipal Electric Total		4,790,710
Water & Sewer – 2.7%
NY Environmental Facilities Corp.
	Pollution Control Revenue,
	New York City Municipal Water,
	Series 1994 2,
	5.750% 06/15/12	185,000	203,409
NY New York City Municipal Water Finance Authority
	Water & Sewer Systems Revenue,
	Series 1997 C,
	Insured: FGIC
	5.000% 06/15/21	1,725,000	1,753,877
NY Western Nassau County Water Authority
	Series 2005,
	Insured: AMBAC
	5.000% 05/01/22	1,765,000	1,845,025
	Water & Sewer Total		3,802,311
	UTILITIES TOTAL		10,625,541
	Total Municipal Bonds (cost of $127,596,065)		131,264,368

9

		Shares	Value ($)
Investment Company – 0.4%
	Dreyfus Tax-Exempt Cash Management Fund	600,007	600,007
	Total Investment Company (cost of $600,007)		600,007

		Par ($)
Short-Term Obligations – 4.4%
VARIABLE RATE DEMAND NOTES (d) – 4.4%
NY Jay Street Development Corp.
	Series 2005 A,
	LOC: Depfa Bank PLC
	3.640% 05/01/22	1,400,000	1,400,000
NY Metropolitan Transportation Authority
	Series 2005 G-2,
	LOC: BNP Paribas
	3.620% 11/01/26	1,900,000	1,900,000
NY New York City Municipal Water Finance Authority
	Series 1994 G,
	3.640% 06/15/24	1,100,000	1,100,000
	Series 1995 A,
	3.650% 06/15/25	600,000	600,000
NY New York City
	Series 1993 A-7,
	LOC: Morgan Guaranty Trust
	3.640% 08/01/20	600,000	600,000
	Series 1993 B-2,
	LOC: Morgan Guaranty Trust
	3.660% 08/15/19	300,000	300,000
	Sub-Series 1993 A-10,
	LOC: Morgan Guaranty Trust
	3.660% 08/01/17	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		6,100,000
	Total Short-Term Obligations (cost of $6,100,000)		6,100,000
	Total Investments – 99.4% (cost of $134,296,072)(e)(f)		137,964,375
	Other Assets & Liabilities, Net – 0.6%		860,330
	Net Assets – 100.0%		138,824,705

10

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2006.

(d)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2006.

(e)	Cost for federal income tax purposes is $134,230,057.

(f)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,428,173	$(693,855)	$3,734,318

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.

11

LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SONYMA	State of New York Mortgage Agency
XLC	XL Capital Assurance, Inc.

12

INVESTMENT PORTFOLIO
July 31, 2006 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

		Par ($)	Value ($)
Municipal Bonds – 97.1%
EDUCATION – 7.2%
Education – 7.2%
CT Health & Educational Facility Authority
	Connecticut College:
	Series 1997 C-1,
	Insured: MBIA
	5.500% 07/01/27	900,000	929,277
	Series 2000 D-1,
	Insured: MBIA
	5.750% 07/01/30	1,250,000	1,337,825
	Series 2002 E,
	Insured: MBIA:
	5.000% 07/01/14	500,000	530,865
	5.250% 07/01/22	400,000	426,452
	Miss Porters School,
	Series 2006 B,
	Insured: AMBAC
	4.250% 07/01/29	600,000	592,458
	Trinity College:
	Series 1998 F,
	Insured: MBIA
	5.500% 07/01/21	500,000	567,910
	Series 2001 G,
	Insured: AMBAC:
	5.000% 07/01/31	1,000,000	1,032,070
	5.500% 07/01/15	2,825,000	3,052,667
	Series 2004 H,
	Insured: MBIA
	5.000% 07/01/25	540,000	561,076
CT University of Connecticut
	Student Fee,
	Series 2002 A,
	5.250% 05/15/14	1,185,000	1,268,566
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	725,000	765,491
	5.375% 10/01/13	975,000	1,032,954
	5.500% 10/01/14	650,000	692,250
	Education Total		12,789,861
	EDUCATION TOTAL		12,789,861
HEALTH CARE – 5.7%
Continuing Care Retirement – 0.3%
CT Development Authority
	Elim Park Baptist Home, Inc.,
	Series 2003,
	5.750% 12/01/23	500,000	522,780
	Continuing Care Retirement Total		522,780

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Health Services – 0.1%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	268,268
	Health Services Total		268,268
Hospitals – 5.3%
CT Health & Educational Facility Authority
	Hospital for Special Care,
	Series 1997 B,
	Insured: ACA
	5.375% 07/01/17	1,750,000	1,787,992
	Hospital for St. Raphael,
	Series 1993 H,
	Insured: AMBAC
	5.300% 07/01/10	2,740,000	2,881,028
	Middlesex Hospital,
	Series 1997 H,
	Insured: MBIA
	5.000% 07/01/12	1,060,000	1,079,250
	Stamford Hospital,
	Series 1996 F,
	Insured: MBIA
	5.400% 07/01/09	1,500,000	1,531,755
	William W. Backus Hospital,
	Series 2005 G,
	Insured: FSA
	5.000% 07/01/24	2,060,000	2,144,110
	Hospitals Total		9,424,135
	HEALTH CARE TOTAL		10,215,183
HOUSING – 1.8%
Single-Family – 1.8%
CT Housing Finance Authority
	Mortgage Finance Program:
	Series 1996 C-1,
	6.000% 11/15/10	1,010,000	1,031,240
	Series 2005 D-1,
	4.100% 05/15/17	2,200,000	2,172,126
	Single-Family Total		3,203,366
	HOUSING TOTAL		3,203,366
OTHER – 21.3%
Other – 0.2%
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	360,000	375,217
	Other Total		375,217

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Pool/Bond Bank – 3.9%
CT Revolving Fund
	Series 2003 A,
	5.000% 10/01/19	1,000,000	1,048,190
	Series 2003 B:
	5.000% 10/01/12	1,000,000	1,063,110
	5.000% 10/01/13	2,500,000	2,671,975
	5.000% 10/01/14	1,000,000	1,072,630
	5.000% 10/01/15	1,000,000	1,076,060
	Pool/Bond Bank Total		6,931,965
Refunded/Escrowed(a) – 17.2%
CT Bridgeport
	Series 2000 A,
	Pre-refunded 07/15/10,
	Insured: FGIC
	6.000% 07/15/13	2,000,000	2,179,680
CT Fairfield
	Series 1998,
	Pre-refunded 01/01/08,
	5.000% 01/01/18	1,100,000	1,140,568
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.000% 04/01/22	2,200,000	2,326,434
CT Health & Educational Facility Authority
	Fairfield University,
	Series 1999 I,
	Pre-refunded 07/01/09,
	Insured: MBIA
	5.250% 07/01/25	2,000,000	2,099,460
	William W. Backus Hospital,
	Series 1997 D,
	Pre-refunded 07/01/07,
	Insured: AMBAC
	5.625% 07/01/17	500,000	518,435
CT New Canaan
	Series 1999,
	Pre-refunded 02/01/09,
	4.750% 02/01/18	500,000	512,225
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC:
	5.000% 11/01/10	5,000	5,239
	5.375% 11/01/12	5,000	5,428
	Series 2002 C,
	Escrowed to Maturity,
	Insured: MBIA
	5.000% 11/01/18	15,000	15,984
	Series 2003 A,
	Pre-refunded 11/01/13,
	Insured: FGIC
	5.250% 11/01/16	170,000	185,985

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
CT Resources Recovery Authority
	Mid Connecticut Systems,
	Series 1996 A,
	Escrowed to maturity,
	Insured: MBIA:
	5.750% 11/15/07	1,000,000	1,023,600
	6.250% 11/15/06	2,275,000	2,290,857
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: MBIA
	5.250% 08/01/15	1,100,000	1,172,886
CT Special Assessment Second Injury Fund Revenue
	Series 2000 A,
	Escrowed to maturity,
	Insured: FSA
	5.250% 01/01/10	2,000,000	2,094,000
CT Stamford
	Series 2002,
	Pre-refunded 08/15/12,
	5.000% 08/15/19	1,000,000	1,064,200
CT State
	Series 1993 B,
	Escrowed to maturity,
	5.400% 03/15/08	10,000	10,268
	Series 1993 E,
	Escrowed to maturity,
	6.000% 03/15/12	25,000	27,722
	Series 1999 A,
	Pre-refunded 06/15/09,
	5.250% 06/15/10	2,025,000	2,121,248
	Series 1999 B,
	Pre-refunded 11/01/09,
	5.750% 11/01/11	1,000,000	1,069,140
	Series 2000 A,
	Pre-refunded 04/15/10,
	5.500% 04/15/19	865,000	921,926
CT University of Connecticut
	Series 2000 A,
	Pre-refunded 03/01/10,
	Insured: FGIC
	5.375% 03/01/19	2,000,000	2,124,080
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/13	1,000,000	1,078,510
CT Westport
	Series 1999,
	Pre-refunded 07/15/09,
	5.000% 07/15/18	1,890,000	1,972,952
	Series 2000,
	Pre-refunded 08/15/10:
	5.375% 08/15/14	550,000	583,198
	5.375% 08/15/15	1,550,000	1,643,558

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Series 2001,
	Pre-refunded 12/01/11,
	5.000% 12/01/16	1,155,000	1,222,025
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000A,
	Economically Defeased,
	5.500% 10/01/40	1,000,000	1,064,320
	Refunded/Escrowed Total		30,473,928
	OTHER TOTAL		37,781,110
OTHER REVENUE – 1.0%
Recreation – 1.0%
CT Health & Educational Facility Authority
	Loomis Chaffee School,
	Series 2005 F,
	Insured: AMBAC
	5.250% 07/01/27	1,670,000	1,855,437
	Recreation Total		1,855,437
	OTHER REVENUE TOTAL		1,855,437
TAX-BACKED – 55.2%
Local General Obligations – 25.5%
CT Bridgeport
	Series 1997 A,
	Insured: AMBAC
	5.450% 03/01/11	1,550,000	1,578,969
	Series 2002 A,
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,722,112
	Series 2004 C,
	Insured: MBIA
	5.250% 08/15/17	1,500,000	1,644,630
CT Colchester
	Series 1997 A,
	Insured: AMBAC
	5.400% 08/15/10	885,000	940,543
CT Cromwell
	Series 2003,
	Insured: FGIC
	5.000% 06/15/11	600,000	633,390
CT Danbury
	Series 1995,
	5.625% 02/01/13	200,000	219,628
	Series 2004,
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,338,732
CT East Haven
	Series 2003,
	Insured: MBIA
	5.000% 09/01/15	640,000	689,990

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CT Easton
	Series 2001,
	4.750% 10/15/21	855,000	873,126
CT Fairfield
	Series 2004,
	4.500% 01/01/16	1,690,000	1,744,807
CT Farmington
	Series 2002,
	5.000% 09/15/19	820,000	862,755
CT Hartford County Metropolitan District
	Series 1989,
	6.700% 10/01/09	250,000	271,345
	Series 2002,
	5.000% 04/01/19	1,205,000	1,266,190
CT Hartford
	Series 2003,
	Insured: FSA
	4.750% 12/01/15	2,065,000	2,180,186
	Series 2005 C,
	Insured: MBIA
	5.000% 09/01/19	2,085,000	2,247,150
	Series 2006,
	Insured: AMBAC
	5.000% 07/15/22	600,000	632,220
CT Montville
	Series 1994,
	5.300% 12/01/09	370,000	387,675
CT New Britain
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/17	1,165,000	1,253,377
CT New Haven
	Series 2002 B,
	Insured: FGIC:
	5.000% 11/01/10	995,000	1,042,710
	5.375% 11/01/12	995,000	1,078,918
	Series 2002 C,
	Insured: MBIA
	5.000% 11/01/18	1,985,000	2,089,034
	Series 2003 A,
	Insured: FGIC
	5.250% 11/01/16	1,830,000	1,976,986
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,357,170
CT New Milford
	Series 1992,
	5.500% 08/01/08	250,000	258,795
	Series 2004,

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,106,611
CT Norwalk
	Series 2004 B,
	5.000% 08/01/11	1,535,000	1,622,311
CT Regional School District No. 15
	Series 2003,
	Insured: FGIC:
	5.000% 02/01/15	1,105,000	1,189,577
	5.000% 02/01/16	1,025,000	1,106,785
CT Stamford
	Series 2003 B:
	5.250% 08/15/16	1,650,000	1,820,709
	5.250% 08/15/17	1,125,000	1,246,095
CT Torrington
	Series 1999,
	Insured: FGIC
	5.125% 09/15/12	1,300,000	1,358,084
CT Watertown
	Series 2005,
	Insured: MBIA
	5.000% 08/01/17	1,060,000	1,136,797
CT Weston
	Series 2004:
	5.125% 07/15/14	1,250,000	1,354,562
	5.250% 07/15/15	1,300,000	1,427,231
CT Westport
	Series 2003,
	5.000% 08/15/18	1,200,000	1,280,868
CT Windham
	Series 2004,
	Insured: MBIA
	5.000% 06/15/15	785,000	843,781
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: FSA
	5.750% 08/01/12	1,500,000	1,598,235
	Local General Obligations Total		45,382,084
Special Non-Property Tax – 12.0%
CT Special Tax Obligation Revenue
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	400,000	437,580
	Series 1993 A,
	5.250% 09/01/07	1,250,000	1,271,013
	Series 1998 A,
	Insured: FGIC:
	5.250% 10/01/14	2,100,000	2,177,553

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.500% 10/01/12	3,250,000	3,543,540
	Series 2003 B,
	Insured: FGIC
	5.000% 01/01/23	800,000	832,120
CT State
	Series 1993 A,
	5.375% 09/01/08	750,000	774,833
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/24	1,000,000	1,038,550
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(b) 12/01/28	3,000,000	1,033,260
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	Insured: MBIA
	5.250% 07/01/14	2,615,000	2,707,231
	Series 2002 E,
	Insured: FSA
	5.500% 07/01/17	1,870,000	2,086,265
	Series 2005 BB,
	Insured: FSA
	5.250% 07/01/22	2,500,000	2,759,425
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.250% 07/01/10	2,500,000	2,592,175
	Special Non-Property Tax Total		21,253,545
State Appropriated – 3.2%
CT State Certificates of Participation
	Juvenile Training School,
	Series 2001,
	5.250% 12/15/14	1,565,000	1,676,882
CT University of Connecticut
	Series 2002 A,
	5.000% 04/01/10	1,085,000	1,130,624
	Series 2004 A,
	Insured: MBIA
	5.000% 01/15/13	2,000,000	2,131,260
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	5.750% 08/01/27	700,000	743,575
	State Appropriated Total		5,682,341

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – 14.5%
CT State
	Series 1993 E,
	6.000% 03/15/12	975,000	1,079,296
	Series 1998 A,
	5.250% 03/15/14	2,500,000	2,575,925
	Series 2000 C,
	5.375% 12/15/10	1,000,000	1,063,720
	Series 2001,
	Insured: FSA
	5.500% 12/15/14	1,500,000	1,663,395
	Series 2003 E,
	Insured: FGIC
	5.000% 08/15/21	1,000,000	1,044,160
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	663,558
	Series 2005 D,
	Insured: FGIC
	5.000% 11/15/23	4,000,000	4,206,040
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,031,450
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA:
	(b) 07/01/14	4,500,000	3,245,760
	6.000% 07/01/16	1,000,000	1,160,140
	Public Improvement:
	Series 1998:
	Insured: FSA
	5.250% 07/01/10	1,250,000	1,315,337
	Insured: MBIA
	5.250% 07/01/15	3,000,000	3,276,480
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/20	3,000,000	3,380,670
	State General Obligations Total		25,705,931
	TAX-BACKED TOTAL		98,023,901
UTILITIES – 4.9%
Investor Owned – 1.2%
CT Development Authority
	Pollution Control Revenue,
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	2,000,000	2,090,780
	Investor Owned Total		2,090,780
Municipal Electric – 0.6%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	Insured: MBIA
	5.250% 07/01/19	1,000,000	1,098,580
	Municipal Electric Total		1,098,580
Water & Sewer – 3.1%
CT Clean Water Fund
	Series 1993,
	6.000% 10/01/12	1,200,000	1,316,136
	Series 1999,
	5.250% 07/15/11	1,500,000	1,574,475
CT Greater New Haven Water Pollution Control Authority
	Series 2005 A,
	Insured: MBIA
	5.000% 11/15/30	2,500,000	2,603,525
	Water & Sewer Total		5,494,136
	UTILITIES TOTAL		8,683,496
	Total Municipal Bonds (cost of $169,164,653)		172,552,354

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	2,363	2,363
	Total Investment Company (cost of $2,363)		2,363

		Par ($)
Short-Term Obligations – 2.1%
VARIABLE RATE DEMAND NOTES(c) – 2.1%
FL Orange County School Board
	Series 2002 B,
	Insured: MBIA,
	SPA: SunTrust Bank
	3.680% 08/01/27	200,000	200,000
FL Pinellas County Health Facility Authority
	All Childrens Hospital,
	Series 1985,
	Insured: AMBAC,
	LOC: Wachovia Bank N.A.
	3.700% 12/01/15	400,000	400,000
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	3.680% 11/15/27	300,000	300,000
MN Center City Health Care Facilities
	Hazelden Foundation,
	Series 2005,
	LOC: Bank of New York

10

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(c) – (continued)
	3.680% 11/01/35	300,000	300,000
NE Lancaster County Hospital Authority No. 1
	Bryanlgh Medical Center,
	Series 2002,
	Insured: AMBAC
	3.680% 06/01/18	600,000	600,000
NY New York City Municipal Water Finance Authority
	Series 1995 A,
	Insured: FGIC,
	3.650% 06/15/25	400,000	400,000
NY New York City
	Series 1993 A-7,
	LOC: Morgan Guaranty Trust
	3.640% 08/01/20	1,300,000	1,300,000
WY Uinta County
	Chevron Corp.,
	Series 1997,
	3.680% 04/01/10	200,000	200,000
	VARIABLE RATE DEMAND NOTES TOTAL		3,700,000
	Total Short-Term Obligations (cost of $3,700,000)		3,700,000
	Total Investments – 99.2% (cost of $172,867,016)(d)(e)		176,254,717
	Other Assets & Liabilities, Net – 0.8%		1,352,419
	Net Assets – 100.0%		177,607,136

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

11

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2006.

(d)	Cost for federal income tax purposes is $172,850,219.
(e)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,192,771	$(788,273)	$3,404,498

Acronym	Name
ACA	American Capital Access
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

12

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.4%
EDUCATION – 16.0%
Education – 14.1%
MA College Building Authority Project Revenue
	Series 2004 A,
	Insured: MBIA:
	5.000% 05/01/14	750,000	801,420
	5.000% 05/01/16	530,000	561,726
MA Development Finance Agency
	Clark University,
	Series 1998,
	5.250% 07/01/16	1,445,000	1,488,162
	Hampshire College,
	Series 2004,
	5.150% 10/01/14	200,000	207,500
	Mount Holyoke College,
	Series 2001,
	5.500% 07/01/13	1,355,000	1,452,980
	Pharmacy & Allied Health Sciences,
	Series 2003 C,
	6.375% 07/01/23	1,000,000	1,107,010
MA Health & Educational Facilities Authority
	Amherst College,
	Series 1998 G,
	5.375% 11/01/20	640,000	660,038
	Boston College,
	Series 2003 N,
	5.250% 06/01/15	1,000,000	1,070,950
	Brandeis University:
	Series 1998 I,
	Insured: MBIA
	5.250% 10/01/14	1,500,000	1,555,395
	Series 1999 J,
	Insured: MBIA
	5.000% 10/01/26	2,000,000	2,048,240
	Harvard University:
	Series 2000 Z,
	5.500% 01/15/11	1,000,000	1,071,980
	Series 2001 AA,
	5.500% 01/15/09	1,980,000	2,063,734
	Series 2001 DD,
	5.000% 07/15/35	4,500,000	4,631,040
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.250% 07/01/12	1,000,000	1,077,250
	5.375% 07/01/17	2,275,000	2,526,023
	5.500% 07/01/22	1,000,000	1,139,730
	Series 2003 L,
	5.000% 07/01/11	735,000	776,219
	Series 2004 M:
	5.250% 07/01/16	500,000	547,515
	5.250% 07/01/19	610,000	673,971

1

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION (continued)
Education – (continued)
	Northeastern University,
	Series 1998 G,
	Insured: MBIA
	5.500% 10/01/12	1,110,000	1,208,990
	Simmons College:
	Series 1998 C,
	Insured: MBIA
	5.000% 10/01/14	1,000,000	1,031,580
	Series 2003 F,
	Insured: FGIC:
	5.000% 10/01/15	1,015,000	1,076,996
	5.000% 10/01/17	510,000	537,662
	Tufts University:
	Series 2001 I,
	5.500% 02/15/36	2,000,000	2,104,700
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,664,985
	University of Massachusetts,
	Series 2002 C,
	Insured: MBIA
	5.250% 10/01/13	1,475,000	1,582,292
	Wellesley College,
	Series 2003,
	5.000% 07/01/15	610,000	646,521
	Williams College,
	Series 2003 H,
	5.000% 07/01/16	1,740,000	1,844,174
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: MBIA
	5.500% 02/15/13	1,830,000	1,996,988
MA University of Massachusetts Building Authority Revenue
	Series 2000 2,
	Insured: AMBAC
	5.500% 11/01/09	1,455,000	1,532,144
	Series 2004 1,
	Insured: AMBAC
	5.250% 11/01/12	500,000	537,575
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA
	5.250% 10/01/12	2,000,000	2,111,700
		Education Total	43,337,190
Prep School – 1.9%
MA Development Finance Agency
	Belmont Hill School,
	Series 1998,
	5.000% 09/01/31	1,000,000	1,019,670

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATIION – (continued)
Prep School – (continued)
	Deerfield Academy,
	Series 2003 A:
	5.000% 10/01/12	345,000	366,773
	5.000% 10/01/16	420,000	444,595
MA Industrial Finance Agency
	Belmont Hill School,
	Series 1998,
	5.625% 09/01/20	1,250,000	1,287,500
	Concord Academy,
	Series 1997,
	5.500% 09/01/27	1,000,000	1,031,410
	Development Finance Agency
	Milton Academy,
	Series 2003 A,
	5.000% 09/01/19	500,000	523,660
	Trustees Deerfield Academy,
	Series 1997,
	5.000% 10/01/23	1,210,000	1,237,636
	Prep School Total		5,911,244
	EDUCATION TOTAL		49,248,434
HEALTH CARE – 7.2%
Health Services – 0.4%
MA Health & Educational Facilities Authority
	Partners Healthcare Systems, Inc.,
	Series 2003 E,
	5.000% 07/01/15	1,140,000	1,201,207
	Health Services Total		1,201,207
Hospitals – 6.8%
MA Boston Special Obligation
	Boston City Hospital,
	Series 2002 A,
	Insured: MBIA
	5.000% 08/01/14	5,000,000	5,266,300
MA Health & Educational Facilities Authority
	Baystate Medical Center,
	Series 2002 F,
	5.750% 07/01/13	890,000	954,347
	Boston Medical Center,
	Series 1998 A,
	Insured: MBIA
	5.250% 07/01/15	2,500,000	2,571,775
	Partners HealthCare Systems, Inc.:
	Series 1997 A,
	Insured: MBIA
	5.375% 07/01/17	1,900,000	1,940,850
	Series 1999 B,
	5.250% 07/01/10	4,670,000	4,882,485
	Series 2001 C,
	5.750% 07/01/21	750,000	806,655
	Series 2005 F,
	5.000% 07/01/17	2,000,000	2,107,260

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	South Shore Hospital,
	Series 1993 E,
	Insured: MBIA
	5.500% 07/01/13	325,000	325,390
	University of Massachusetts,
	Series 1998 A,
	Insured: AMBAC
	5.250% 07/01/14	2,000,000	2,071,400
	Hospitals Total		20,926,462
	HEALTH CARE TOTAL		22,127,669
OTHER – 18.2%
Other – 0.3%
MA Development Finance Agency
	Combined Jewish Philanthropies,
	Series 2002 A,
	5.250% 02/01/22	1,000,000	1,061,520
		Other Total	1,061,520
Pool/Bond Bank – 4.0%
MA Water Pollution Abatement Revenue
	Pooled Loan Program:
	Series 1995 A,
	5.400% 08/01/11	25,000	25,280
	Series 1999 5,
	5.750% 08/01/16	95,000	101,110
	Series 2001 7:
	5.250% 02/01/10	2,000,000	2,097,540
	5.250% 02/01/13	750,000	796,185
	Series 2002,
	5.000% 08/01/11	1,000,000	1,054,500
	Series 2004 10,
	5.000% 08/01/12	1,750,000	1,858,535
	Series 2005 11,
	5.250% 08/01/19	4,465,000	4,921,546
MA Water Resources Authority Program
	Series 2002 A,
	5.000% 08/01/09	1,350,000	1,398,236
	Pool/Bond Bank Total		12,252,932
Refunded/Escrowed(a) – 13.7%
MA College Building Authority Project Revenue
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA
	(b) 05/01/28	4,000,000	1,450,080

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
MA Consolidated Loan
	Series 1999 B,
	Pre-refunded 05/01/09:
	5.250% 05/01/12	1,000,000	1,046,670
	5.250% 05/01/14	1,000,000	1,046,670
	Series 2000 A,
	Pre-refunded 02/01/10,
	5.800% 02/01/17	3,520,000	3,779,565
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,215,970
MA Development Finance Agency
	Higher Education, Smith College,
	Pre-refunded 07/01/10,
	5.750% 07/01/23	2,000,000	2,157,880
	Western New England College,
	Pre-refunded 12/01/12,
	Series 2002,
	5.875% 12/01/22	600,000	657,774
MA Health & Educational Facilities Authority
	University of Massachusetts,
	Series 2000 A,
	Pre-refunded 10/01/10
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,087,760
MA Holden
	Municipal Purpose Loan,
	Series 2000,
	Pre-refunded 03/01/00,
	Insured: FGIC
	5.750% 03/01/18	2,385,000	2,560,178
MA Industrial Finance Agency
	Wentworth Institute of Technology,
	Series 1998,
	Pre-refunded 10/01/08
	5.650% 10/01/18	1,200,000	1,265,484
MA Massachusetts Bay Transportation Authority
	General Transportation Systems,
	Series 1998 B,
	Pre-refunded 03/01/09,
	5.125% 03/01/11	1,000,000	1,041,780
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/14	915,000	979,334
	Special Assessment,
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/18	915,000	979,334
MA Port Authority
	Series 1973,
	Escrowed to Maturity,
	5.625% 07/01/12	390,000	410,994

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
MA Route 3 North Transportation
	Improvement Municipal Securities Association Lease Revenue:
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: MBIA:
	5.375% 06/15/33	2,500,000	2,640,425
	5.750% 06/15/18	1,000,000	1,069,550
MA Sandwich
	Series 2000,
	Pre-refunded 08/15/10
	5.750% 08/15/11	1,050,000	1,134,997
MA Special Obligation & Revenue
	Consolidated Loan,
	Series 2002 A,
	Pre-refunded 06/01/12
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,211,985
MA Springfield
	Municipal Purpose Loan,
	Series 1999,
	Insured: FSA
	6.000% 10/01/16	1,000,000	1,074,490
MA State
	Series 1992 B,
	Escrowed to Maturity,
	6.500% 08/01/08	5,315,000	5,570,492
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/13	250,000	261,175
MA University of Massachusetts Building Authority Revenue
	Series 2003 1,
	Pre-refunded 11/01/13,
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,170,280
MA Water Pollution Abatement Revenue
	Pooled Loan Program:
	Series 1999 5,
	Pre-refunded 08/01/09,
	5.750% 08/01/16	1,905,000	2,027,530
	Series 2001 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	265,747
	Series 1993 A,
	Escrowed to Maturity,
	5.450% 02/01/13	935,000	991,399
	Series 1995 A,
	Escrowed to Maturity,
	5.400% 08/01/11	225,000	241,223
MA Water Resource Authority
	Series 2000 D,
	Escrowed to Maturity,
	Insured: MBIA
	5.500% 08/01/10	1,000,000	1,062,540

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Pre-refunded 07/01/07,
	Insured: FSA
	5.500% 07/01/17	755,000	778,616
	Refunded/Escrowed Total		42,179,922
Tobacco – 0.2%
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Tobacco Settlement Revenue,
	Series 2002,
	5.000% 05/15/09	500,000	506,280
	Tobacco Total		506,280
		OTHER TOTAL	56,000,654
TAX-BACKED – 41.2%
Local General Obligations – 14.3%
MA Bellingham
	Series 2001,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,712,503
MA Boston
	Metropolitan District
	Series 2002 A,
	5.250% 12/01/14	2,010,000	2,157,594
	Series 2002 B,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,353,700
	Series 2004 A,
	5.000% 01/01/14	1,000,000	1,070,220
MA Brockton
	Series 1998,
	Insured: MBIA
	5.125% 04/01/15	1,500,000	1,543,110
MA Brookline
	Series 2000,
	5.750% 04/01/14	1,905,000	2,043,322
MA Dudley Charlton Regional School District
	Series 1999 A,
	Insured: FGIC
	5.125% 06/15/14	2,305,000	2,488,547
MA Everett
	Series 2000,
	Insured: MBIA
	6.000% 12/15/11	2,015,000	2,226,535
MA Falmouth
	Series 2002,
	5.000% 02/01/11	1,450,000	1,525,516

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MA Franklin
	Series 2004,
	Insured: MBIA
	5.000% 11/15/12	1,130,000	1,200,930
MA Greater Lawrence Vocational Technical High School District
	Series 2002,
	Insured: FSA
	5.000% 03/15/12	1,140,000	1,207,203
MA Groton-Dunstable Regional School District
	Series 2001,
	Insured: FSA
	5.000% 10/15/21	1,260,000	1,316,007
MA Hopedale
	Series 2004,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,068,320
MA Lowell
	Series 2002,
	Insured: AMBAC:
	5.000% 08/01/10	1,000,000	1,045,200
	5.000% 02/01/13	1,215,000	1,291,472
MA Medford
	Series 2001,
	Insured: MBIA
	5.000% 02/15/10	1,775,000	1,848,467
MA Norwell
	Series 2005,
	Insured: AMBAC
	5.000% 02/15/16	540,000	580,511
MA Pioneer Valley Regional School District
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,062,100
MA Pittsfield
	Series 2002,
	Insured: MBIA
	5.000% 04/15/11	1,000,000	1,052,040
MA Plymouth
	Series 2000,
	Insured: MBIA
	5.000% 10/15/18	1,725,000	1,805,937
MA Sandwich
	Series 2005,
	Insured: MBIA
	5.000% 07/15/18	1,575,000	1,691,282

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
MA Springfield
	Municipal Purpose Loan,
	Series 2003,
	Insured: MBIA
	5.250% 01/15/15	1,500,000	1,610,835
MA Westborough
	Series 2003,
	5.000% 11/15/16	1,000,000	1,061,650
MA Westfield
	Series 2003,
	Insured: MBIA
	5.000% 09/01/18	500,000	528,830
MA Worcester
	Series 2004 A,
	Insured: MBIA
	5.250% 08/15/13	2,810,000	3,044,186
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	245,000	252,147
	Series 1999 A,
	Insured: FSA
	5.500% 08/01/09	1,000,000	1,046,910
	Local General Obligations Total		43,835,074
Special Non-Property Tax – 9.9%
MA Boston Special Obligation
	Convention Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,564,650
MA Bay Transportation Authority
	Sales Tax Revenue:
	Series 2000 A,
	5.750% 07/01/14	85,000	90,769
	Series 2002 A,
	5.000% 07/01/11	1,000,000	1,053,320
	Series 2003 A:
	5.250% 07/01/11	5,000,000	5,322,200
	5.250% 07/01/17	1,000,000	1,095,740
	5.250% 07/01/19	625,000	687,263
	Series 2004 C,
	5.250% 07/01/18	1,000,000	1,097,620
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/23	2,890,000	3,281,248
	Series 2004 C,
	5.250% 07/01/21	2,735,000	3,015,638
	Series 2006 A,
	5.250% 07/01/22	3,500,000	3,863,195
	Special Tax Obligation,
	Series 2000 A,
	5.750% 07/01/18	85,000	90,372

9

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
MA Special Obligation & Revenue
	Consolidated Loan:
	Series 1997 A,
	5.500% 06/01/13	1,000,000	1,092,790
	Series 2002 A,
	Insured: FGIC
	5.000% 06/01/10	1,500,000	1,565,205
	Series 2004 A,
	Insured: FGIC
	5.250% 01/01/19	750,000	822,517
	Series 2005,
	Insured: FGIC
	5.250% 01/01/21	2,810,000	3,091,337
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998,
	Insured: MBIA
	5.250% 07/01/13	2,675,000	2,771,862
	Special Non-Property Tax Total		30,505,726
State Appropriated – 2.9%
MA Development Finance Agency
	Visual & Performing Arts Project,
	Series 2000:
	5.750% 08/01/13	1,030,000	1,131,661
	6.000% 08/01/17	540,000	604,098
	6.000% 08/01/21	1,200,000	1,361,016
MA Route 3 North Transportation
	Improvement Associates Lease Revenue,
	Series 2000,
	Insured: MBIA:
	5.750% 06/15/13	1,000,000	1,067,140
	5.750% 06/15/14	2,000,000	2,134,280
	5.750% 06/15/15	2,000,000	2,134,280
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30	500,000	531,295
	State Appropriated Total		8,963,770
State General Obligations – 14.1%
MA State
	Series 1997 A,
	Insured: AMBAC
	5.750% 08/01/09	2,000,000	2,111,340
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	3,500,000	3,925,460

10

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	Series 2003 D,
	5.500% 10/01/17	5,000,000	5,562,550
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	5,630,350
	Insured: MBIA
	5.500% 10/01/20	2,500,000	2,821,350
	Series 2004 A,
	Insured: FSA
	5.250% 08/01/20	5,000,000	5,506,850
	Series 2004 B,
	5.250% 08/01/20	3,000,000	3,287,490
	Series 2004 C:
	Insured: AMBAC
	5.500% 12/01/24	5,000,000	5,700,450
	Insured: MBIA
	5.500% 12/01/19	3,795,000	4,277,952
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 1995,
	Insured: MBIA
	6.000% 07/01/09	500,000	530,080
	Series 2004 A,
	5.000% 07/01/30	1,900,000	1,959,755
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2004 J,
	Insured: AMBAC
	5.000% 07/01/36	2,000,000	2,103,300
	State General Obligations Total		43,416,927
	TAX-BACKED TOTAL		126,721,497
TRANSPORTATION – 7.5%
Airports – 3.1%
MA Port Authority
	Series 2003 A,
	Insured: MBIA
	5.000% 07/01/16	3,000,000	3,179,610
	Series 2005 C,
	Insured: AMBAC
	5.000% 07/01/15	1,500,000	1,601,085
	Refunding
	Series C
	Insured: AMBAC
	5.000% 07/01/22	4,500,000	4,687,110
		Airports Total	9,467,805
Toll Facilities – 1.8%
MA Turnpike Authority
	Metropolitan Highway Systems Revenue:
	Series 1997 A,
	Insured: MBIA
	5.000% 01/01/37	2,000,000	2,024,860

11

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
	Series 1999 A,
	Insured: AMBAC:
	5.000% 01/01/39	1,500,000	1,512,585
	5.125% 01/01/09	1,000,000	1,031,220
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: FGIC
	5.000% 07/01/10	1,000,000	1,043,260
	Toll Facilities Total		5,611,925
Transportation – 2.6%
MA Federal Highway Capital Appreciation
	Series 1998 A,
	(b) 06/15/15	4,000,000	2,735,480
MA Federal Highway Grant Anticipation Notes
	Series 1998 A:
	5.250% 12/15/11	1,000,000	1,038,740
	5.500% 06/15/14	1,000,000	1,044,340
	Series 2000 A,
	5.750% 06/15/09	1,000,000	1,052,310
MA Woods Hole Marthas Vineyard & Nantucket Steamship Authority
	Series 2004 B,
	5.000% 03/01/18	1,900,000	2,008,528
	Transportation Total		7,879,398
	TRANSPORTATION TOTAL		22,959,128
UTILITIES – 7.3%
Joint Power Authority – 0.8%
MA Municipal Wholesale
	Electric Co. Power Supply System, Nuclear Project 3,
	Series 2001 A,
	Insured: MBIA
	5.000% 07/01/11	2,500,000	2,623,025
	Joint Power Authority Total		2,623,025
Municipal Electric – 0.4%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: MBIA
	6.000% 07/01/12	1,000,000	1,111,080
	Municipal Electric Total		1,111,080
Water & Sewer – 6.1%
MA Boston Water & Sewer Commission
	Series 1998 A,
	Insured: FGIC
	5.125% 11/01/15	1,320,000	1,366,240

12

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
MA Water Resource Authority
	Series 1993 C,
	6.000% 12/01/11	2,000,000	2,172,420
	Series 1998 B,
	Insured: FSA
	5.500% 08/01/15	1,165,000	1,290,144
	Series 2002 J,
	Insured: FSA
	5.250% 08/01/14	2,870,000	3,114,983
	5.250% 08/01/15	3,000,000	3,270,930
	5.250% 08/01/18	1,000,000	1,098,180
	Series 2005 A,
	Insured: MBIA
	5.250% 08/01/17	6,000,000	6,577,020
	Water & Sewer Total		18,889,917
	UTILITIES TOTAL		22,624,022
	Total Municipal Bonds (cost of $294,778,359)		299,681,404

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	13,489	13,489
	Total Investment Company (cost of $13,489)		13,489

		Par ($)
Short-Term Obligations – 1.4%
VARIABLE RATE DEMAND NOTES(c) – 1.4%
FL Orange County School Board
	Series 2000 B,
	3.680% 08/01/25	15,000	15,000
FL Pinellas County Health Facility Authority
	Pooled Hospital Loan Program,
	Series 1985,
	LOC: Wachovia Bank N.A.
	3.700% 12/01/15	400,000	400,000
IA Higher Education Loan Authority
	St. Ambrose University,
	Series 2003,
	Insured: Northern Trust Co.
	3.680% 04/01/33	100,000	100,000

13

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES(c) – (continued)
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	3.680% 11/15/27	300,000	300,000
MA Health & Educational Facilities Authority
	Series 1985 D,
	Insured: MBIA,
	SPA: State Street Bank & Trust Co.
	3.650% 01/01/35	1,100,000	1,100,000
MA Water Resources Authority
	Series 2002 D,
	LOC: Landesbank Baden-Wurttemberg
	3.670% 08/01/17	1,100,000	1,100,000
NY New York City Municipal Water Finance Authority
	Series 1995 A,
	Insured: FGIC,
	3.650% 06/15/25	1,100,000	1,100,000
WY Uinta County
	Chevron Corp.,
	Series 1997,
	3.680% 04/01/10	300,000	300,000
	VARIABLE RATE DEMAND NOTES TOTAL		4,415,000
	Total Short-Term Obligations (cost of $4,415,000)		4,415,000
	Total Investments – 98.8% (cost of $299,206,848)(d)(e)		304,109,893
	Other Assets & Liabilities, Net – 1.2%		3,593,818
	Net Assets – 100.0%		307,703,711

14

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market open-end quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2006.

(d)	Cost for federal income tax purposes is $299,135,285.

(e)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was

Unrealized	Unrealized	Net Unrealized
Appreciataion	Depreciation	Appreciation
$6,528,943	$(1,554,335)	$4,974,608

Acronym	Name
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	MBIA Insurance Corp.

15

INVESTMENT PORTFOLIO
July 31, 2006 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.9%
EDUCATION – 15.7%
Education – 14.8%
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
	Universidad Interamericana de Puerto Rico, Inc.,
	Series 1998 A,
	Insured: MBIA:
	5.250% 10/01/12	360,000	380,106
	5.375% 10/01/13	1,550,000	1,642,132
	5.500% 10/01/14	350,000	372,750
RI Health & Educational Building Corp.
	Higher Education Facility,
	Brown University,
	Series 2004 D,
	Insured: XLCA
	5.500% 08/15/16	1,340,000	1,460,747
	Johnson & Wales,
	Series 1999,
	Insured: MBIA:
	5.500% 04/01/15	1,000,000	1,105,420
	5.500% 04/01/17	1,000,000	1,109,420
	5.500% 04/01/18	1,420,000	1,579,097
	Series 2003,
	Insured: XLCA
	5.250% 04/01/16	1,485,000	1,577,694
	Providence College,
	Series 2003 A,
	Insured: XLCA
	5.000% 11/01/24	2,500,000	2,567,075
	Roger Williams,
	Series 1998,
	Insured: AMBAC
	5.125% 11/15/14	1,000,000	1,044,600
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/15/13	1,040,000	1,103,326
	Series 2004 A,
	Insured: AMBAC
	5.250% 09/15/20	1,020,000	1,090,115
	Series 2004 D,
	Insured: XLCA
	5.500% 08/15/17	1,345,000	1,463,037
	University of Rhode Island,
	Steam Department Transportation Authority,
	Series 1999,
	Insured: FSA
	5.000% 11/01/19	750,000	776,422
	Education Total		17,271,941

1

		Par ($)	Value ($)*
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – 0.9%
RI Health & Educational Building Corp.
	Educational Institution Revenue,
	Times2 Academy,
	Series 2004,
	LOC: Citizens Bank
	5.000% 12/15/24	1,000,000	1,009,480
	Prep School Total		1,009,480
	EDUCATION TOTAL		18,281,421
HEALTH CARE – 2.0%
Hospitals – 2.0%
RI Health & Educational Building Corp.
	Hospital Foundation,
	Lifespan Obligated Group,
	Series 2002 A,
	Insured: FSA
	5.000% 05/15/26	2,000,000	2,062,340
	Series 2002,
	6.375% 08/15/21	205,000	222,843
	Hospitals Total		2,285,183
	HEALTH CARE TOTAL		2,285,183
HOUSING – 0.8%
Multi-Family – 0.8%
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing,
	Series 1995 A,
	Insured: AMBAC
	6.150% 07/01/17	380,000	384,214
	Series 1997 A,
	Insured: AMBAC
	5.600% 07/01/10	395,000	406,625
RI Providence Housing Development Corp.
	Mortgage Revenue,
	Section 8, Barbara Jordan Apartments,
	Series 1994 A,
	Insured: MBIA
	6.500% 07/01/09	110,000	110,133
	Multi-Family Total		900,972
	HOUSING TOTAL		900,972
OTHER – 36.6%
Pool/Bond Bank – 1.3%
RI Clean Water Protection Finance Agency
	Water Pollution Control Revenue,Revolving Fund,
	Pooled Loan Association,
	Series 1999 A,
	Insured: AMBAC
	5.250% 10/01/16	500,000	519,745
	Series 2004 A,
	4.750% 10/01/23	1,000,000	1,022,360
	Pool/Bond Bank Total		1,542,105

2

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – 33.9%
PR Commonwealth of Puerto Rico
	Special Tax Revenue,Infrastructure Financing Authority,
	Series 1997 A,
	Pre-refunded 01/01/08,
	Insured: AMBAC
	5.000% 07/01/16	500,000	513,900
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Pre-refunded 07/01/07,
	Insured: FSA
	5.500% 07/01/17	240,000	247,507
RI & Providence Plantations
	Consolidated Capital Development Loan,
	Series 2001C,
	Economically Defeased to Maturity,
	5.000% 09/01/11	3,000,000	3,156,810
RI Central Falls Detention Facility Corp.
	Donald Wyatt Detention Facility,
	Series 1998 A,
	Pre-refunded 01/15/08,
	Insured: RAD:
	5.250% 01/15/13	1,505,000	1,566,223
	5.375% 01/15/18	1,000,000	1,042,440
RI Consolidated Capital Development Loan
	Series 1998 A,
	Pre-refunded 09/01/08,
	Insured: FGIC
	5.000% 09/01/16	1,000,000	1,034,660
	Pre-refunded 09/01/09,
	Insured: FGIC
	5.200% 09/01/11	1,250,000	1,312,300
	Series 1999 A,
	Economically Defeased to Maturity,
	5.250% 09/01/08	1,580,000	1,627,985
	Pre-refunded 09/01/09,
	Insured: FGIC
	5.500% 09/01/15	3,240,000	3,429,508
RI Depositors Economic Protection Corp.
	Special Obligation,
	Series 1992 A,
	Escrowed to Maturity,
	Insured: FSA:
	6.400% 08/01/06	2,600,000	2,600,000
	6.500% 08/01/07	500,000	513,785
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FSA:
	5.750% 08/01/14	1,000,000	1,123,680
	5.750% 08/01/21	2,165,000	2,525,126
	Insured: MBIA
	5.875% 08/01/11	2,500,000	2,733,850
	Pre-refunded 08/01/13,
	Insured: FSA
	5.750% 08/01/14	2,105,000	2,356,463

3

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	Special Obligation,
	Series 1993 B,
	Pre-refunded 02/01/11,
	Insured: MBIA
	5.250% 08/01/21	250,000	264,865
	Series 1993 B,
	Escrowed to Maturity,
	Insured: MBIA
	5.800% 08/01/12	1,000,000	1,104,040
RI Health & Educational Building Corp.
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 08/15/12,
	6.375% 08/15/21	1,295,000	1,466,691
	University of Rhode Island,
	Series 2000 B,
	Pre-refunded 09/15/10,
	Insured: AMBAC:
	5.500% 09/15/20	2,000,000	2,145,640
	5.700% 09/15/30	2,250,000	2,430,855
RI North Kingstown
	Pre-refunded 10/01/09,
	Insured: FGIC:
	5.600% 10/01/16	995,000	1,057,347
	5.750% 10/01/19	500,000	533,550
RI North Providence School Improvement
	Series 1996 A,
	Pre-refunded 07/01/07,
	Insured: MBIA:
	6.000% 07/01/12	1,100,000	1,144,231
	6.050% 07/01/13	500,000	520,330
RI Providence
	Series 1997 A,
	Pre-refunded 07/15/07,
	Insured: FSA
	5.700% 07/15/12	1,825,000	1,877,195
RI South Kingstown
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: FGIC
	6.250% 06/15/19	500,000	548,965
WI Milwaukee County
	Series 2000 A,
	Pre-refunded 09/01/09,
	Insured: FSA
	5.700% 09/01/15	500,000	527,675
	Refunded/Escrowed Total		39,405,621

4

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – 1.4%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue, Asset Backed,
	Series 2002 A,
	6.000% 06/01/23	1,500,000	1,575,735
	Tobacco Total		1,575,735
	OTHER TOTAL		42,523,461
TAX-BACKED – 31.8%
Local Appropriated – 6.3%
RI Providence Public Building Authority
	School & Public Facilities Project,
	Series 1996 A,
	Insured: FSA
	5.400% 12/15/11	500,000	512,675
	Series 1998 A,
	Insured: FSA
	5.250% 12/15/14	1,500,000	1,572,765
	Series 1999 A,
	Insured: AMBAC:
	5.125% 12/15/14	500,000	527,610
	5.375% 12/15/11	2,035,000	2,167,356
RI Smithfield
	Lease Participation Certificates,
	Wastewater Treatment Facility Loan,
	Series 2003 A,
	Insured: MBIA:
	5.000% 11/15/10	770,000	804,750
	5.000% 11/15/11	810,000	852,363
	5.000% 11/15/12	855,000	904,753
	Local Appropriated Total		7,342,272
Local General Obligations – 16.9%
AK North Slope Borough
	Capital Appreciation,
	Series 2000 B,
	Insured: MBIA
	(b) 06/30/09	2,000,000	1,779,780
IL Will County
	Community Unit School District,
	Number 365 U Valley View,
	Series 1999 B,
	Insured: FSA
	(b) 11/01/10	2,000,000	1,683,840
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: FSA
	5.500% 07/01/17	75,000	77,188
RI Burrillville
	Series 1995,
	Insured: FGIC
	5.850% 05/01/14	200,000	204,934
RI City of Cranston
	Series 2005,
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,435,633

5

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
RI Coventry
	Series 2002,
	Insured: AMBAC:
	5.000% 06/15/21	750,000	786,975
	5.000% 06/15/22	750,000	785,220
RI Exeter West Greenwich Regional School District
	Series 1997,
	Insured: MBIA
	5.400% 11/15/10	1,000,000	1,029,160
RI Johnston
	Series 2004,
	Insured: XLCA
	5.250% 06/01/19	525,000	551,780
	Series 2005,
	Insured: FSA:
	4.750% 06/01/21	390,000	399,879
	4.750% 06/01/22	405,000	413,772
	4.750% 06/01/23	425,000	433,271
	4.750% 06/01/24	445,000	452,685
	4.750% 06/01/25	460,000	467,273
	Various Purpose,
	Series 2004,
	Insured: XLCA
	5.250% 06/01/20	555,000	584,809
RI Providence
	Series 1997,
	Insured: FSA
	5.450% 01/15/10	500,000	508,565
	Series 2001 C,
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,057,473
RI South Kingstown
	Series 2002,
	4.000% 06/01/09	570,000	573,927
RI Warwick
	Series 1998 A,
	Insured: FGIC:
	5.000% 03/01/15	1,180,000	1,221,701
	5.000% 03/01/16	1,205,000	1,248,922
	Series 2003,
	Insured: FGIC
	4.000% 06/15/10	625,000	631,462
RI Woonsocket
	Series 2005,
	Insured: AMBAC
	4.250% 03/01/25	550,000	521,098

6

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
WA Seattle
	Series 1998 E,
	Insured: FSA
	(b) 12/15/12	1,000,000	768,850
	Local General Obligations Total		19,618,197
Special Non-Property Tax – 0.9%
RI Convention Center Authority Revenue
	Series 2005 A,
	Insured: FSA
	5.000% 05/15/23	1,005,000	1,044,778
	Special Non-Property Tax Total		1,044,778
State Appropriated – 2.5%
RI & Providence Plantations
	Certificates of Participation,
	Central Power Plants Project,
	Series 2000 C,
	Insured: MBIA
	5.375% 10/01/20	1,000,000	1,051,250
RI Economic Development Corp.
	Economic Development Revenue,
	East Greenwich Free Library Association,
	Series 2004,
	4.500% 06/15/09	180,000	181,677
	4.500% 06/15/14	245,000	244,231
	5.750% 06/15/24	415,000	423,142
RI Providence Public Building Authority
	State Public Project,
	Series 1998 A,
	Insured: AMBAC
	5.250% 02/01/10	1,000,000	1,030,240
	State Appropriated Total		2,930,540
State General Obligations – 5.2%
PR Commonwealth of Puerto Rico
	Capital Appreciation,
	Series 1998,
	Insured: MBIA
	(b) 07/01/14	3,500,000	2,524,480
	6.000% 07/01/16	250,000	290,035
RI & Providence Plantations
	Consolidated Capital Development Loan,
	Series 2005 A,
	Insured: FSA
	5.000% 08/01/17	2,000,000	2,134,020

7

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
RI Consolidated Capital Development Loan
	Series 1998 A,
	Insured: FGIC
	5.250% 07/15/10	1,000,000	1,036,060
	State General Obligations Total		5,984,595
	TAX-BACKED TOTAL		36,920,382
TRANSPORTATION – 4.5%
Airports – 2.5%
RI Economic Development Corp. Airport
	Series 1998 B,
	Insured: FSA:
	5.000% 07/01/15	1,620,000	1,667,288
	5.000% 07/01/18	500,000	513,055
	5.000% 07/01/23	685,000	701,166
		Airports Total	2,881,509
Transportation – 2.0%
RI Economic Development Corp.
	Grant Anticipation Note,
	Rhode Island Department Transportation,
	Series 2003 A,
	Insured: FSA
	5.000% 06/15/14	2,225,000	2,360,458
	Transportation Total		2,360,458
	TRANSPORTATION TOTAL		5,241,967
UTILITIES – 6.5%
Municipal Electric – 1.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 EE,
	Insured: MBIA
	5.250% 07/01/15	500,000	520,430
	Series 2003 NN,
	Insured: MBIA
	5.250% 07/01/19	750,000	823,935
	Municipal Electric Total		1,344,365
Water & Sewer – 5.4%
RI Bristol County Water Authority Revenue
	Series 1997 A,
	Insured: MBIA
	5.000% 07/01/16	500,000	509,760
RI Clean Water Protection Finance Agency
	Safe Drinking Water Revolving,
	Series 2004 A,
	5.000% 10/01/18	1,000,000	1,055,480
RI Kent County Water Authority
	Series 2002 A,
	Insured: MBIA
	5.000% 07/15/15	750,000	790,155
	5.000% 07/15/16	1,265,000	1,329,983

8

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
RI Narragansett Bay Commission Wastewater System Revenue
	Series 2005 A,
	Insured: MBIA
	5.000% 08/01/26	2,500,000	2,589,800
	Water & Sewer Total		6,275,178
	UTILITIES TOTAL		7,619,543
	Total Municipal Bonds (cost of $110,410,134)		113,772,929

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	2,830	2,830
	Total Investment Company (cost of $2,829)		2,830

		Par ($)
Short-Term Obligations – 1.1%
VARIABLE RATE DEMAND NOTES (c) – 1.1%
FL Alachua County Health Facilities Authority
	Oak Hammock at The University of Florida,
	Series 2002 A,
	LOC: BNP Paribas
	3.680% 10/01/32	100,000	100,000
KY Shelby County Lease Revenue
	Series 2004 A,
	LOC: U.S. Bank N.A.
	3.680% 09/01/34	500,000	500,000
MN Mankato
	Bethany Lutheran College, Inc.,
	Series 2000 B,
	LOC: Wells Fargo Bank N.A.
	3.730% 11/01/15	100,000	100,000
MS Jackson County Pollution Control Revenue
	Chevron USA Project Inc.,
	Series 1993,
	3.680% 06/01/23	500,000	500,000
WY Sweetwater County Pollution Control Revenue
	Refunding Pacificorp Project B,
	LOC: Barclays Bank PLC
	3.700% 01/01/14	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		1,300,000
	Total Short-Term Obligations (cost of $1,300,000)		1,300,000

9

Total Investments – 99.0% (cost of $111,712,963)(d)(e)	115,075,759
Other Assets & Liabilities, Net – 1.0%	1,140,927
Net Assets – 100.0%	116,216,686

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at July 31, 2006.

(d)	Cost for federal income tax purposes is $111,666,788.

(e)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,759,182	$(350,211)	$3,408,971

Acronym	Name

AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance
XLCA	XL Capital Assurance, Inc.

10

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Columbia Tax-Managed Growth Fund

		Shares	Value ($)*
Common Stocks – 98.7%
CONSUMER DISCRETIONARY – 14.1%
Diversified Consumer Services – 0.6%
	Sotheby’s	46,940	1,296,952
	Diversified Consumer Services Total		1,296,952
Hotels, Restaurants & Leisure – 1.5%
	Las Vegas Sands Corp. (a)	15,920	987,518
	Starbucks Corp. (a)	61,940	2,122,064
	Hotels, Restaurants & Leisure Total		3,109,582
Media – 6.6%
	Comcast Corp., Class A (a)	107,117	3,682,683
	EchoStar Communications Corp., Class A (a)	88,450	3,100,173
	Lamar Advertising Co., Class A (a)	29,680	1,455,507
	News Corp., Class A	224,730	4,323,805
	Viacom, Inc., Class B (a)	22,677	790,293
		Media Total	13,352,461
Multi-Line Retail – 1.3%
	Kohl’s Corp. (a)	45,800	2,593,654
	Multi-Line Retail Total		2,593,654
Specialty Retail – 4.1%
	Best Buy Co., Inc.	19,701	893,243
	Office Depot, Inc. (a)	88,792	3,200,952
	OfficeMax, Inc.	52,920	2,175,541
	TJX Companies, Inc.	82,881	2,019,810
	Specialty Retail Total		8,289,546
	CONSUMER DISCRETIONARY TOTAL		28,642,195
CONSUMER STAPLES – 10.9%
Beverages – 2.6%
	Anheuser-Busch Companies, Inc.	43,855	2,111,619
	Coca-Cola Co.	73,280	3,260,960
		Beverages Total	5,372,579
Food & Staples Retailing – 4.5%
	CVS Corp.	61,537	2,013,491
	Kroger Co.	128,620	2,949,256
	Wal-Mart Stores, Inc.	93,590	4,164,755
	Food & Staples Retailing Total		9,127,502
Food Products – 0.8%
	Campbell Soup Co.	43,194	1,584,356
		Food Products Total	1,584,356

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 1.5%
	Colgate-Palmolive Co.	49,719	2,949,331
	Household Products Total		2,949,331
Tobacco – 1.5%
	Altria Group, Inc.	37,499	2,998,795
	Tobacco Total		2,998,795
	CONSUMER STAPLES TOTAL		22,032,563
ENERGY – 5.5%
Energy Equipment & Services – 0.9%
	Halliburton Co.	52,579	1,754,035
	Energy Equipment & Services Total		1,754,035
Oil, Gas & Consumable Fuels – 4.6%
	EnCana Corp.	58,484	3,161,645
	Occidental Petroleum Corp.	32,760	3,529,890
	XTO Energy, Inc.	57,538	2,703,711
	Oil, Gas & Consumable Fuels Total		9,395,246
	ENERGY TOTAL		11,149,281
FINANCIALS – 9.8%
Capital Markets – 5.4%
	Bank of New York Co., Inc.	122,450	4,115,545
	Franklin Resources, Inc.	12,696	1,161,049
	Goldman Sachs Group, Inc.	7,367	1,125,309
	Merrill Lynch & Co., Inc.	31,450	2,290,189
	State Street Corp.	36,830	2,212,010
		Capital Markets Total	10,904,102
Commercial Banks – 1.0%
	Wells Fargo & Co.	27,759	2,008,086
	Commercial Banks Total		2,008,086
Diversified Financial Services – 0.6%
	Nasdaq Stock Market, Inc. (a)	43,672	1,202,290
	Diversified Financial Services Total		1,202,290
Insurance – 2.8%
	Ambac Financial Group, Inc.	18,141	1,507,698
	American International Group, Inc.	68,940	4,182,590
	Insurance Total		5,690,288
	FINANCIALS TOTAL		19,804,766
HEALTH CARE – 20.9%
Biotechnology – 5.0%
	Amgen, Inc. (a)	40,718	2,839,673

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Amylin Pharmaceuticals, Inc. (a)	24,317	1,186,670
	Genzyme Corp. (a)	53,894	3,679,882
	Vertex Pharmaceuticals, Inc. (a)	72,050	2,415,116
		Biotechnology Total	10,121,341
Health Care Providers & Services – 5.5%
	Cardinal Health, Inc.	32,322	2,165,574
	Caremark Rx, Inc.	77,440	4,088,832
	Quest Diagnostics, Inc.	49,043	2,948,465
	WellPoint, Inc. (a)	26,272	1,957,264
	Health Care Providers & Services Total		11,160,135
Life Sciences Tools & Services – 2.8%
	Covance, Inc. (a)	33,048	2,107,141
	Thermo Electron Corp. (a)	95,518	3,535,121
	Life Sciences Tools & Services Total		5,642,262
Pharmaceuticals – 7.6%
	Abbott Laboratories	43,766	2,090,702
	AstraZeneca PLC, ADR	49,753	3,036,426
	Johnson & Johnson	83,630	5,231,056
	Merck & Co., Inc.	50,268	2,024,292
	Novartis AG, ADR	53,767	3,022,781
		Pharmaceuticals Total	15,405,257
	HEALTH CARE TOTAL		42,328,995
INDUSTRIALS – 9.8%
Aerospace & Defense – 3.2%
	Boeing Co.	40,080	3,102,993
	United Technologies Corp.	54,820	3,409,256
	Aerospace & Defense Total		6,512,249
Commercial Services & Supplies – 2.6%
	Manpower, Inc.	33,086	1,967,955
	Waste Management, Inc.	97,660	3,357,551
	Commercial Services & Supplies Total		5,325,506
Construction & Engineering – 0.8%
	Foster Wheeler Ltd. (a)	41,550	1,584,717
	Construction & Engineering Total		1,584,717
Electrical Equipment – 0.8%
	Emerson Electric Co.	20,444	1,613,441
	Electrical Equipment Total		1,613,441

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – 2.4%
	General Electric Co.	149,876	4,899,446
	Industrial Conglomerates Total		4,899,446
	INDUSTRIALS TOTAL		19,935,359
INFORMATION TECHNOLOGY – 21.1%
Communications Equipment – 4.2%
	Cisco Systems, Inc. (a)	274,195	4,894,381
	CommScope, Inc. (a)	39,610	1,237,020
	Nokia Oyj, ADR	61,748	1,225,698
	Qualcomm, Inc.	30,617	1,079,555
	Communications Equipment Total		8,436,654
Computers & Peripherals – 3.4%
	Apple Computer, Inc. (a)	32,470	2,206,661
	Hewlett-Packard Co.	55,741	1,778,695
	International Business Machines Corp.	39,022	3,020,693
	Computers & Peripherals Total		7,006,049
Internet Software & Services – 4.0%
	Akamai Technologies, Inc. (a)	61,060	2,419,808
	Google, Inc., Class A (a)	14,593	5,641,654
	Internet Software & Services Total		8,061,462
IT Services – 0.3%
	Cognizant Technology Solutions Corp., Class A (a)	9,546	625,168
		IT Services Total	625,168
Semiconductors & Semiconductor Equipment – 3.5%
	Intel Corp.	170,440	3,067,920
	Nvidia Corp. (a)	43,686	966,771
	Samsung Electronics Co., Ltd., GDR (b)	3,240	1,031,130
	Texas Instruments, Inc.	67,001	1,995,290
	Semiconductors & Semiconductor Equipment Total		7,061,111
Software – 5.7%
	Autodesk, Inc. (a)	33,817	1,153,498
	Citrix Systems, Inc. (a)	23,124	734,649
	Intuit, Inc. (a)	34,326	1,059,644
	Microsoft Corp.	230,276	5,533,532
	Oracle Corp. (a)	134,921	2,019,767

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	SAP AG, ADR	23,939	1,092,337
	Software Total		11,593,427
	INFORMATION TECHNOLOGY TOTAL		42,783,871
MATERIALS – 2.6%
Chemicals – 2.6%
	Air Products & Chemicals, Inc.	35,610	2,276,547
	Monsanto Co.	67,058	2,882,824
		Chemicals Total	5,159,371
	MATERIALS TOTAL		5,159,371
TELECOMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 0.9%
	Time Warner Telecom, Inc., Class A (a)	102,260	1,712,855
	Diversified Telecommunication Services Total		1,712,855
Wireless Telecommunication Services – 3.1%
	ALLTEL Corp.	40,922	2,257,667
	American Tower Corp., Class A (a)	91,050	3,077,490
	NII Holdings, Inc. (a)	18,433	972,894
	Wireless Telecommunication Services Total		6,308,051
	TELECOMMUNICATION SERVICES TOTAL		8,020,906
	Total Common Stocks (cost of $197,114,279)		199,857,307

		Par ($)
Short-Term Obligation – 1.9%
	Repurchase agreement with State Street Bank & Trust Co., dated 07/31/06, due 08/01/06 at 5.160%, collateralized by a U.S. Treasury Note maturing 06/15/10, market value of $3,911,700 (repurchase proceeds $3,834,550)	3,834,000	3,834,000
	Total Short-Term Obligation (cost of $3,834,000)		3,834,000
	Total Investments – 100.6% (cost of $200,948,279)(c)(d)		203,691,307
	Other Assets & Liabilities, Net – (0.6)%		(1,221,983)
	Net Assets – 100.0%		202,469,324

5

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the value of this security, which is not illiquid, represents 0.5% of net assets.

(c)	Cost for federal income tax purposes is $200,948,279.

(d)	Unrealized appreciation and depreciation at July 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$11,710,370	$(8,967,342)	$2,743,028

Investments in affiliates during the nine months ended July 31, 2006:

Security name:	Bank of America Corp.
Shares as of 10/31/05:	186,900
Shares sold:	186,900
Shares as of 07/31/06:	0
Dividend income earned:	$ 84,650
Net realized gain:	$ 3,138,674

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

6

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		Columbia Funds Series Trust I

By (Signature and Title)	/s/	Christopher L. Wilson
Christopher L. Wilson, President

Date		September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	Christopher L. Wilson
Christopher L. Wilson, President

Date		September 28, 2006

By (Signature and Title)	/s/	J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date		September 28, 2006